SEMI-ANNUAL REPORT

June 30, 2002                           DOMESTIC EQUITY GROWTH PORTFOLIOS
                                        ING VP Growth + Value Portfolio
ING VARIABLE PRODUCTS TRUST             ING VPGrowth Opportunities Portfolio
CLASS R                                 ING VPMidCap Opportunities Portfolio
                                        ING VP SmallCap Opportunities Portfolio
                                        ING VP Research Enhanced Index Portfolio

                                        DOMESTIC EQUITY VALUE PORTFOLIO
                                        ING VP MagnaCap Portfolio

                                        INTERNATIONAL EQUITY PORTFOLIO
                                        ING VP International Value Portfolio

                                        FIXED INCOME PORTFOLIO
                                        ING VP High Yield Bond Portfolio


[PHOTO]


                                                            [LION LOGO]
                                                             ING FUNDS
                                                    (formerly the Pilgrim Funds)

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

            President's Letter ...............................     1
            Portfolio Managers' Reports:
               Domestic Equity Growth Portfolios .............     2
               Domestic Equity Value Portfolio ...............    12
               International Equity Portfolio ................    14
               Fixed Income Portfolio ........................    16
            Index Descriptions ...............................    18
            Statements of Assets and Liabilities .............    20
            Statements of Operations .........................    22
            Statements of Changes in Net Assets ..............    24
            Financial Highlights .............................    28
            Notes to Financial Statements ....................    36
            Portfolios of Investments ........................    45
            Shareholder Meeting Information ..................    68
            Director/Trustee and Officer Information .........    69

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the June 30, 2002 Semi-Annual Report for the Class R shares of the ING Variable Products Trust (formerly Pilgrim Variable Products Trust).

There have been some very important changes that have occurred over the past several months regarding the ING Funds. I would like to take this opportunity to share them with you.

As you may recall, in September 2000, ING Group acquired ReliaStar Financial Corp., the parent company of the adviser to the Pilgrim Funds. In December 2000, ING Group acquired the financial services of Aetna Inc., including Aeltus Investment Management, Inc., adviser to Aetna Series Fund, Inc. and the Aetna Variable Portfolios.

ING Group has embarked upon a plan to integrate some of the operations of its various affiliated mutual fund groups. Effective March 1, 2002, ING Group merged the operations of the Aetna Series Fund and the Aetna Variable Portfolios into the Pilgrim Funds and renamed the entire fund complex, ING Funds.

In addition to the changes noted above, individual product name changes have also occurred within the ING Funds family. These changes are part of ING Group's evolving corporate strategy to create one master brand. The ING Funds family now offers more than 100 open- and closed-end funds and variable products with a wide range of investment objectives and styles.

At ING Funds, we are dedicated to providing core investments for the serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.

Sincerely,

/s/ James M. Hennessy

James M. Hennessy
President
ING Funds Services, LLC
July 15, 2002

ING VP GROWTH + VALUE PORTFOLIO                       Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Louis Navellier, Chief Investment Officer and Alan Alpers, Senior Portfolio Manager, Navellier Fund Management, Inc.

GOAL: The ING VP Growth + Value Portfolio (formerly Pilgrim VP Growth + Value Portfolio) (the "Portfolio") seeks capital appreciation by investing primarily in stocks from a universe of small to mid capitalization U.S. companies.

MARKET OVERVIEW: There is little doubt that the U.S. economy appears to be on a sluggish road to recovery. Many sectors of the U.S. economy such as housing, manufacturing, and retail sales appear relatively healthy. Moreover, productivity is soaring again which usually translates into robust profit margin expansion. However, evidence of increased corporate profitability is necessary for a sustained rise in the stock market. The profit picture may already be improving across the capitalization spectrum. Both small and mid capitalization growth stocks recently posted strong annual earnings. We believe that many large multi-international stocks that dominate the S&P 500 Index should begin to benefit from the weakening U.S. dollar, boosting profits on their foreign subsidiaries.

New evidence of increased corporate profitability and a rebounding U.S. economy may also help the stock market shake off lack of corporate confidence and global political uncertainties. We hope the market will return to a strong focus on corporate earnings because we believe such scrutiny may make it easier to pick companies that will release strong earnings each quarter. However, stock price gains do not necessarily require higher profits as we have recently witnessed in the fourth quarter of 2001 when many technology stocks rallied despite a poor profit outlook. As a result of the current valuation levels, we fully expect earnings to have a greater impact when the second quarter earnings announcements commence in mid-July. In fact, we expect Wall Street to reward companies that post strong corporate profits and punish those stocks that do not in the upcoming earnings season.

We recently completed our quarterly fundamental model revisions for the Portfolio. The model tests, interestingly, detected a shift away from the value style in favor for most of the past two years toward the growth style more conducive with our investment philosophy.

PERFORMANCE: For the six-month period ended June 30, 2002, the Portfolio's Class R shares, excluding any charges, returned -18.48% compared to the Russell 2000 Index which returned -4.70% and the Russell 3000 Index which returned -12.24%.

PORTFOLIO SPECIFICS: The Navellier proprietary quantitative measure, central to our growth strategy, encountered a difficult period the past year while value investing was in favor. Overweight positions in the healthcare and financial services sectors aided performance. Thus, sector allocation was largely successful during the past year. Unfortunately, earnings downgrades on several holdings, particularly stocks in the technology sector, offset the allocation benefits and resulted in the reported underperformance

MARKET OUTLOOK: It appears that the U.S. economic recovery is occurring at a sluggish pace. Consumer spending has been strong, but may slow soon due to rising debt loads. Unfortunately, business spending remains very hard to predict and unless business spending perks up, we believe the U.S. economy will likely slow temporarily. As a result, we remain extremely cautious and may stay in consumer-oriented stocks that are benefiting from predictable spending patterns. Overall, we also remain extremely optimistic on our favorite small and mid capitalization stocks in our portfolios, but remain mixed on the overall stock market, especially many large capitalization stocks that continue to experience significant selling pressure.

In summary, as the summer months approach and trading volume becomes increasingly erratic, it may become harder for the stock market to mount a significant rally. As a result, we strongly recommend that investors remain defensive in predominately consumer-related stocks with strong earnings growth and moderate P/E (price/earnings) ratios such as those in the Portfolio. Currently, we believe our Portfolio is structured so that it may benefit from the flow of funds on Wall Street and meander higher in the upcoming months.

Portfolio Managers' Report                       ING VP GROWTH + VALUE PORTFOLIO
--------------------------------------------------------------------------------


                             AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS
                                         ENDED JUNE 30, 2002
                             --------------------------------------------
                                                        SINCE INCEPTION
                               1 YEAR       5 YEAR           5/6/94
                               ------       ------           ------
     Class R                   -28.14%       4.91%            9.85%
     Russell 2000 Index         -8.60%       4.44%            9.22%(1)
     Russell 3000 Index        -17.24%       3.84%           11.55%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP Growth + Value Portfolio against the Russell 2000 Index and Russell 3000 Index. The Indices are unmanaged and have an inherent performance advantage over the Portfolio since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Since inception performance for the index is shown from 5/1/94.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. The Portfolio invests in smaller companies which may be more susceptible to price volatility and are less liquid than larger companies. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has a greater effect on the fund's performance.

                 See accompanying index descriptions on page 18.

ING VP GROWTH OPPORTUNITIES PORTFOLIO                 Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Mary Lisanti, Executive Vice-President and Chief Investment Officer; Jeffrey Bernstein, Senior Vice President and Senior Portfolio Manager, ING Investments, LLC.

GOALS: The ING VP Growth Opportunities Portfolio (formerly Pilgrim VP Growth Opportunities Portfolio) (the "Portfolio") seeks long-term growth of capital by investing primarily in the common stock of U.S. companies that the Portfolio Managers' feel have above average prospects for growth.

MARKET OVERVIEW: Stocks slumped over the first half of the year as the market was rattled by the ongoing accounting scandals and the prospect of a more uncertain economic outlook for the rest of the year. Investor concerns heightened through the first six months as realization dawned that this economic recovery may turn out to be slower than the average recovery, despite aggressive fiscal and monetary stimulus. The announcement of fraud at Worldcom started a series of events -- the subsequent Worldcom hearings in Congress around the fraud, the discussion of which accounting standards to follow and what would happen to corporate earnings, the President's proposal on corporate governance -- which raised investors' fears about earnings prospects and the economy to heights not seen since last fall.

The overall climate of mistrust of corporate America, combined with the increasing concerns about the veracity of earnings and the future prospects for earnings pushed stocks back to the lows last seen in the fall of 2001. For the first half of 2002, the Standard & Poor's 500 Index (S&P 500) declined 13.16%, while the Nasdaq Composite Index declined 24.98%, the Dow Jones Industrial Average declined 7.77%, the Standard & Poor's Midcap 400 Index dropped 3.21%, while even the Russell 2000 Index declined 4.70%.

PERFORMANCE: For the six-month period ended June 30, 2002, the Portfolio's Class R shares, excluding any charges, provided a total return of -16.97% compared to the S&P 500 which returned -13.16%.

PORTFOLIO SPECIFICS: The Portfolio was hurt by its overweight in information technology and healthcare, and helped by its underweight in financials, industrials, and telecom services (the Portfolio did not own Worldcom). The Portfolio also benefited from strong stock selection in the consumer discretionary sector -- the Portfolio outperformed the benchmark in those sectors despite being significantly overweight those sectors.

Part of our process is to try to use the volatility of the market to our investors' advantage by using periods of weakness to initiate or add to positions. We added selectively to higher quality consumer holdings while trimming some of the lesser quality names -- the relative outperformance of the group and the appreciation of certain holdings increased the overall weight in the portfolio. We trimmed or eliminated some of the lower quality names in the technology sector, particularly the semiconductor companies that would be associated with the telecom sector. And we continued to add to growth-oriented financial companies.

MARKET OUTLOOK: We remain cautiously optimistic about the stock market. While the economy may not be growing as fast as many thought it was previously, at current multiples stocks probably reflect those concerns -- excluding technology, the S&P 500 is now trading below the lowest p/e (price/earnings) multiple it carried in the 1990-1991 recession, and a bit below the average of the last decade. This coming quarter may end the seven quarters of year-over-year decline in corporate earnings we have seen. We believe interest rates are likely to remain low for the foreseeable future, which could create a positive backdrop for equity prices. While it may take time to restore investor confidence in earnings and in corporate governance, the steps recently taken -- requiring CEO's and CFO's to certify under oath that their most recent annual and quarterly earnings reports are accurate by August 14th -- may hasten that restoration.

Under this likely scenario, we are focusing on companies that may potentially grow real earnings in a low-or no-inflation environment and who may be able to thrive under greater accounting scrutiny. Consistent with our longstanding strategy, we are favoring companies that seek to control costs when pricing power is elusive.

Portfolio Managers' Report                 ING VP GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

                                       AVERAGE ANNUAL
                                    TOTAL RETURNS FOR THE
                                        PERIODS ENDED
                                        JUNE 30, 2002
                                ------------------------------
                                              SINCE INCEPTION
                                 1 YEAR            5/3/00
                                 ------            ------
     Class R                    -30.85%           -30.48%
     S&P 500 Index              -17.99%           -15.12%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP Growth Opportunities Portfolio against the S&P 500 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Since inception performance for the index is shown from 5/1/00.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. The Portfolio invests in small and medium-sized companies which may be more susceptible to price swings and less liquid than larger companies.

                 See accompanying index descriptions on page 18.

ING VP MIDCAP OPPORTUNITIES PORTFOLIO                 Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Mary Lisanti, Executive Vice President and Chief Investment Officer; Jeffrey Bernstein, Senior Vice President and Senior Portfolio Manager, ING Investments, LLC.

GOAL: The ING VP MidCap Opportunities Portfolio (formerly Pilgrim VP MidCap Opportunities Portfolio) (the "Portfolio") seeks long-term capital appreciation by investing primarily in the common stock of mid-sized U.S. companies that the Portfolio Managers' feel have above average prospects for growth.

MARKET OVERVIEW: Stocks slumped over the first half of the year as the market was rattled by the ongoing accounting scandals and the prospect of a more uncertain economic outlook for the rest of the year. Investor concerns heightened through the first six months as realization dawned that this economic recovery may turn out to be slower than the average recovery, despite aggressive fiscal and monetary stimulus. The announcement of fraud at Worldcom started a series of events -- the subsequent Worldcom hearings in Congress around the fraud, the discussion of which accounting standards to follow and what would happen to corporate earnings, the President's proposal on corporate governance -- which raised investors' fears about earnings prospects and the economy to heights not seen since last fall.

The overall climate of mistrust of corporate America, combined with the increasing concerns about the veracity of earnings and the future prospects for earnings pushed stocks back to the lows last seen in the fall of 2001. For the first half of 2002, the Standard & Poor's 500 Index (S&P 500) declined 13.16%, while the Nasdaq Composite Index declined 24.98%, the Dow Jones Industrial Average declined 7.77%, the Standard & Poor's Midcap 400 Index (S&P Midcap 400) dropped 3.21%, while even the Russell 2000 Index declined 4.70%.

PERFORMANCE: For the six-month period ended June 30, 2002, the Portfolio's Class R shares, excluding any charges, returned -13.51% compared to the S&P Midcap 400 which returned -3.21%.

PORTFOLIO SPECIFICS: The Portfolio's underperformance was primarily due to its focus on higher growth, higher p/e (price/earnings) companies, which were the worst performers in the midcap universe, as evidenced by the 19.70% decline in the Russell Midcap Growth Index for the six-month period. The Portfolio was hurt by its overweight positions in information technology, health care and energy stocks, while helped by its underweight positions in financials, industrials and utilities.

Part of our process is to try to use the volatility of the market to our investors' advantage by using periods of weakness to initiate or add to positions. We added selectively to higher quality consumer holdings while trimming some of the lesser quality names -- the relative outperformance of the group and the appreciation of certain holdings increased the overall weight in the portfolio. We trimmed or eliminated some of the lower quality names in the technology sector, particularly the semiconductor companies that would be associated with the telecom sector. And we continued to add to growth-oriented financial companies.

MARKET OUTLOOK: We remain cautiously optimistic about the stock market. While the economy may not be growing as fast as many thought is was previously, at current multiples stocks probably reflect those concerns -- excluding technology, the S&P 500 is now trading below the lowest p/e multiple it carried in the 1990-1991 recession, and a bit below the average of the last decade. This coming quarter may end the seven quarters of year-over-year decline in corporate earnings we have seen. We believe interest rates are likely to remain low for the foreseeable future, which could create a positive backdrop for equity prices. While it may take time to restore investor confidence in earnings and in corporate governance, the steps recently taken -- requiring CEOs and CFOs to certify under oath that their most recent annual and quarterly earnings reports are accurate by August 14th -- may hasten that restoration.

Under this likely scenario, we are focusing on companies that may potentially grow real earnings in a low-or no-inflation environment and who may be able to thrive under greater accounting scrutiny. Consistent with our longstanding strategy, we are favoring companies that seek to control costs when pricing power is elusive.

Portfolio Managers' Report                 ING VP MIDCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

                                              AVERAGE ANNUAL
                                           TOTAL RETURNS FOR THE
                                               PERIODS ENDED
                                               JUNE 30, 2002
                                       ------------------------------
                                                     SINCE INCEPTION
                                        1 YEAR            5/5/00
                                        ------            ------
     Class R                           -23.36%           -25.84%
     S&P MidCap 400 Index               -4.72%             1.80%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP MidCap Opportunities Portfolio against the S&P MidCap 400 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Since inception performance for the index is shown from 5/1/00.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of smaller medium-sized companies may entail greater price variability than investing in stocks of larger companies. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has a greater effect on the funds's performance.

                 See accompanying index descriptions on page 18.

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO               Portfolio Manager's Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: Mary Lisanti, Executive Vice-President and Chief Investment Officer, ING Investments, LLC.

GOAL: The ING VP SmallCap Opportunities Portfolio (formerly Pilgrim VP SmallCap Opportunities Portfolio) (the "Portfolio") seeks long-term capital appreciation by investing at least 80% of its total assets in the common stock of smaller U.S. companies that the Portfolio Manager feels have above average prospects for growth.

MARKET OVERVIEW: Stocks slumped over the first half of the year as the market was rattled by the ongoing accounting scandals and the prospect of a more uncertain economic outlook for the rest of the year. Investor concerns heightened through the first six months as realization dawned that this economic recovery may turn out to be slower than the average recovery, despite aggressive fiscal and monetary stimulus. The announcement of fraud at WorldCom started a series of events -- the subsequent WorldCom hearings in Congress around the fraud, the discussion of which accounting standards to follow and what would happen to corporate earnings, the President's proposal on corporate governance -- which raised investors' fears about earnings prospects and the economy to heights not seen since last fall.

The overall climate of mistrust of corporate America, combined with the increasing concerns about the veracity of earnings and the future prospects for earnings pushed stocks back to the lows last seen in the fall of 2001. For the first half of 2002, the Standard & Poor's 500 Index (S&P 500) declined 13.16%, while the Nasdaq Composite Index declined 24.98%, the Dow Jones Industrial Average declined 7.77%, the Standard & Poor's Midcap 400 Index dropped 3.21%, while even the Russell 2000 Index declined 4.70%.

PERFORMANCE: For the six-month period ended June 30, 2002, the Portfolio's Class R shares, excluding any charges, returned -26.27% compared to the Russell 2000 Index which returned -4.70%.

PORTFOLIO SPECIFICS: The Portfolio's underperformance was due to it focus on growth stocks -- the highest p/e (price/earnings), highest growth stocks in the Russell 2000 Index suffered the most in the market's decline, as evidenced by the 17.35% decline for the Russell 2000 Growth Index for the six-month period. The Portfolio was also hurt by its overweight in information technology and healthcare relative to the Russell 2000 Index.

Part of our process is to try to use the volatility of the market to our investors' advantage by using periods of weakness to initiate or add to positions. We added selectively to higher quality consumer holdings while trimming some of the lesser quality names -- the relative outperformance of the group and the appreciation of certain holdings increased the overall weight in the portfolio. We trimmed or eliminated some of the lower quality names in the technology sector, particularly the semiconductor companies that would be associated with the telecom sector. And we continued to add to growth-oriented financial companies.

MARKET OUTLOOK: We remain cautiously optimistic about the stock market. While the economy may not be growing as fast as many thought is was previously, at current multiples stocks probably reflect those concerns -- excluding technology, the S&P 500 is now trading below the lowest p/e multiple it carried in the 1990-1991 recession, and a bit below the average of the last decade. This coming quarter may end the seven quarters of year-over-year decline in corporate earnings we have seen. We believe interest rates are likely to remain low for the foreseeable future, which could create a positive backdrop for equity prices. While it may take time to restore investor confidence in earnings and in corporate governance, the steps recently taken -- requiring CEO's and CFO's to certify under oath that their most recent annual and quarterly earnings reports are accurate by August 14th -- may hasten that restoration.

Under this likely scenario, we are focusing on companies that may potentially grow real earnings in a low-or no-inflation environment and who may be able to thrive under greater accounting scrutiny. Consistent with our longstanding strategy, we are favoring companies that seek to control costs when pricing power is elusive.

Portfolio Manager's Report               ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

                             AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS
                                         ENDED JUNE 30, 2002
                             --------------------------------------------
                                                        SINCE INCEPTION
                               1 YEAR       5 YEAR          5/6/94
                               ------       ------          ------
     Class R                  -38.90%        9.65%          11.51%
     Russell 2000 Index        -8.60%        4.44%           9.22%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP SmallCap Opportunities Portfolio against the Russell 2000 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Since inception performance for the index is shown from 5/1/94.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investment in equities. The Portfolio invests in smaller companies which may be more susceptible to price volatility and are less liquid than larger companies.

                 See accompanying index descriptions on page 18.

ING VP RESEARCH ENHANCED INDEX PORTFOLIO              Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Hugh T.M. Whelan, Portfolio Manager, Douglas Cot-, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The ING VP Research Enhanced Index Portfolio (formerly Pilgrim VP Research Enhanced Index Portfolio) (the "Portfolio") seeks capital appreciation by investing primarily in large companies contained in the Standard & Poor's 500 Index.

MARKET OVERVIEW: The S&P 500 Index retested its September 11, 2001 lows, losing 13.16% in the six-month period ended June 30, 2002, as investors reacted strongly to accounting quality concerns, earnings disappointments, continued threats of terrorism, and worries about a weakening dollar and its effect on the interest of overseas investors in our equity markets. The pressure on the market was largely psychological as the U.S. economy continued to show strength, especially in the manufacturing and housing sectors. Also, overseas equity markets mimicked the U.S. equity market -- sharp losses around the world argue against parochial explanations of U.S. market behavior.

The defensive mood of investors was reflected in sector performance: higher growth sectors such as information technology and telecommunication services were the worst performers in the period. The best performing sectors were the materials and energy sectors.

PERFORMANCE: For the six-month period ended June 30, 2002, the Portfolio's Class R shares, excluding any charges, provided a total return of -12.95% compared to -13.16% for the S&P 500 Index.

PORTFOLIO SPECIFICS: The Portfolio outperformed the S&P 500 Index during the period due to successful individual security selection. The fundamental factors we use to evaluate stocks -- such as P/E (price/earnings) ratios, free cashflow to price, analyst estimate diffusion and capital expenditure intensity -- were all effective as investors renewed their focus on earnings and earnings quality.

Good individual security selection occurred primarily within the telecommunication services, consumer discretionary and industrials sectors. Within the telecommunication services sector, Portfolio performance benefited from underweights in WorldCom and Qwest Communications. An underweight in AOL and an underweight in Tyco within the consumer discretionary and industrials sectors, respectively, added to the Portfolio's outperformance during the period.

Positive performance due to individual security selection was partially offset by the adverse impact of the Portfolio's sector allocation. Overweights in the information technology and an underweight in the energy sector were responsible for this adverse impact.

MARKET OUTLOOK: Our quantitative research -- which focuses on business momentum and earnings quality, market recognition and valuation -- is pointing the Portfolio towards greater weightings in the consumer discretionary, financials and consumer staples sectors, and towards lower weightings in industrials and information technology. Currently, our largest overweight is in the information technology sector and our largest underweight is in the healthcare sector.

The U.S. economy, which is the ultimate source of U.S. corporate earnings growth, appears to be expanding. Eventually the growing gap between healthy economic growth and weak financial markets must be resolved. As economic growth occurs globally, not just here in the U.S., we believe strong earnings growth may prevail over the host of negative psychological influences on our markets. Now that attention is being turned to accounting quality, accounting integrity should improve. The weaker dollar is a boon for U.S. exporters and may allow greater domestic pricing power as imported goods become more expensive. While the risks of terrorism can never be eliminated, the national focus on fighting this threat should serve to reduce future threats.

What may not change for the foreseeable future is the return to the market's emphasis on individual company fundamentals. Measurement of fundamentals in a consistent, rigorous manner is the foundation of the quantitative process we use to manage this strategy.

Portfolio Managers' Report              ING VP RESEARCH ENHANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                    AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS
                                                 ENDED JUNE 30, 2002
                                    --------------------------------------------
                                                               SINCE INCEPTION
                                        1 YEAR      5 YEAR          5/6/94
                                        ------      ------          ------
Class R                                 -18.18%     -5.76%           0.09%
S&P 500 Index                           -17.99%      3.66%          12.09%(1)
Lehman Brothers Government/Corporate
  Bond Index                              8.25%      7.48%           7.58%(1)
Combined Index(2)                       -17.99%     -1.43%           2.66%(1)

The Portfolio commenced operations on May 6, 1994 as the Northstar Multi-Sector Bond Fund with the investment objective of maximizing current income consistent with the preservation of capital. Effective April 30, 1999, the Portfolio changed its name to the ING VP Research Enhanced Index Portfolio and changed its investment objective and strategies to invest primarily in equity securities of large companies that make up the S&P 500 Index. Accordingly, beginning April 30, 1999, the benchmark index for the Portfolio has been changed from the Lehman Government/Corporate Bond Index to the S&P 500 Index.

Based on a $10,000 initial investment, the table above illustrates the total return of the ING VP Research Enhanced Index Portfolio against both the S&P 500 Index and the Lehman Government/Corporate Bond Index as discussed above. The Indices are unmanaged and have an inherent performance advantage over the Portfolio since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Since inception performance for the index is shown from 5/1/94.

(2) The combined index reflects the Lehman Brothers Government/Corporate Bond Index for the period May 6, 1994 (inception of the Portfolio) to April 30, 1999 and the S&P 500 Index for the period May 1, 1999 to June 30, 2002.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities.

                 See accompanying index descriptions on page 18.

ING VP MAGNACAP PORTFOLIO                             Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Thomas Jackson, Senior Vice President and Senior Portfolio Manager; Howard N. Kornblue, Senior Vice President and Senior Portfolio Manager serves as Auxiliary Portfolio Manager, ING Investments, LLC.

GOAL: The ING VP MagnaCap Portfolio (formerly Pilgrim VP MagnaCap Portfolio) (the "Portfolio") seeks growth of capital with dividend income as secondary consideration.

MARKET OVERVIEW: The U.S. stock market declined significantly in the six-month period ended June 30, 2002, with the Standard & Poor's 500 Index (S&P 500) down 13.16% and with the more volatile NASDAQ Composite Index down even more at 24.98%. The period exhibited substantial volatility as the stock market declined dramatically into late September 2001 and then rallied into early December before resuming a grinding downward trend. The stock market volatility was to some degree a function of the economy, which entered a shallow recession in the second half of 2001 and then resumed growth in the first quarter of 2002. Despite the shallowness of the recession, corporate profits have declined a record amount over the last couple of years and stock prices have largely mirrored the decline in profits. Both the unsettled geopolitical situation and a rash of corporate/accounting scandals such as Enron, Tyco, Adelphia Communications, WorldCom, etc. have further damaged investor confidence. These concerns have been offset to some degree by Federal Reserve policy that has been very easy and has lowered short-term interest rates to their lowest levels in a generation.

Over the period, small- and mid-capitalization companies continued to outperform larger companies. Value stocks outperformed growth stocks among the small- and mid-sized companies, but the larger capitalization S&P/Barra Growth Index actually performed roughly in line with the S&P/Barra Value Index for the period.

PERFORMANCE: For the six-month period ended June 30, 2002, the Portfolio's Class R shares, excluding any charges, provided a total return of -9.04% compared to the S&P 500 which returned -13.16%.

PORTFOLIO SPECIFICS: The Portfolio has been significantly restructured since the middle of last year when Tom Jackson assumed its management. Consistent with his value investment approach, the Portfolio now owns primarily issues that may sell at significant valuation discounts to the market. We believe in many instances these companies are also expected to grow earnings at rates that exceed the market. (There is, of course, the risk that these expectations will not be fulfilled).

For the period, the Portfolio's performance relative to the S&P 500 was helped by its holdings in the Consumer Cyclical, Financial, Industrial, Healthcare, and Materials sectors. It was also helped by its underweighting in the Technology sector, although the Portfolio's holdings underperformed Technology in general. The Portfolio's performance was hurt by its holdings in Merchant Energy companies, and AT&T Wireless. We believe that at current levels these issues offer significant value. The holding in WorldCom also negatively impacted performance, but it was eliminated from the portfolio during the period.

MARKET OUTLOOK: While the length and depth of the market decline over the last couple of years has been painful, the good news is that stocks are now more reasonably priced than they have been in some time. Given the substantial decline in interest rates (which compete with stocks for investor attention and serve as the underpinning for stock valuation), stocks are at more attractive valuation levels than has been the case for years (with the exception of late September 2001). There are several critical questions that are likely to govern the intermediate term returns from stocks. First and foremost, questions regarding the integrity of corporate governance and the accounting system will have to be put to rest. A speculative bubble led to behavior by many players in the financial markets that ranged from na-ve at best to outright criminal at worst. However, recognition that a problem exists is the first step toward its solution, and it appears we are well into that stage. While it is quite possible that we will discover more examples of deceptive (or worse) behavior by corporate managements, the system is beginning to take the appropriate steps to restore confidence. While no accounting system will be immune from abuse, it is important that we come to some consensus as to the appropriate definition of earnings so that investors can once again put all companies on a roughly comparable basis. As but one example of this process, the majority of professional investors now agree that options should be expensed on the income statement.

Once questions as to the quality and level of earnings are put to rest, we still have to deal with the likely future growth of profits. Recent economic statistics strongly indicate that corporate profits have bottomed and are once again beginning to rebound. While this is an unmitigated positive, future secular growth is still in doubt. History indicates that a 7% growth rate in profits is the long-term trend. If the future is to differ from the past, it is likely that trend line growth will be slower both because of lower inflation and more stringent accounting standards (on pensions and options to name but two). Furthermore, with the current low consumer savings rate and high levels of debt, the underlying strength of the economy may be below par for some period of time. The final question is the impact of terrorism as a permanent reality in our lives. While it is impossible to predict with any certainty what will happen on this front, it is likely that we will be living with this threat for a long time. This adds an element of risk that prior to September 11th was not contemplated by most investors. Yet, we believe that when all of these factors are considered, we may be investing in an environment of much lower investment returns in the future than we became accustomed to over the last couple of decades.

Our current strategy is to continue to seek out companies that have depressed current valuations where we believe that their long-term prospects are not adequately reflected in their stock price. Furthermore, we believe that dividend yield may be a more important component of future investment returns than was the case in the 1990's. We currently have a large weighting in Utility companies with an emphasis on the Merchant Energy sector. These stocks are currently quite depressed as a result of the Enron debacle and continuing questions about marked-to- market accounting. We are also building a position in the Drug industry as the stocks have come under pressure both due to concerns about the paucity of new drugs and political pressure on pricing. We have continued on the margin to cut back on our more cyclically sensitive holdings as these stocks have begun to reflect the likelihood that the economy has bottomed.

Portfolio Managers' Report                             ING VP MAGNACAP PORTFOLIO
--------------------------------------------------------------------------------

                                         AVERAGE ANNUAL
                                      TOTAL RETURNS FOR THE
                                          PERIODS ENDED
                                          JUNE 30, 2002
                                 -------------------------------
                                                SINCE INCEPTION
                                  1 YEAR            5/8/00
                                  ------            ------
     Class R                      -12.21%           -8.35%
     S&P 500 Index                -17.99%          -15.12%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP MagnaCap Portfolio against the S&P 500 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Since inception performance for the index is shown from 5/1/00.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. International investing does pose special risks including currency fluctuation, economical and political risks not found in domestic investments. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has a greater effect on the fund's performance.

                 See accompanying index descriptions on page 18.

ING VP INTERNATIONAL VALUE PORTFOLIO                  Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Brandes' LargeCap Investment Committee, Brandes Investment Partners, L.P.

GOAL: The ING VP International Value Portfolio (formerly Pilgrim VP International Value Portfolio) (the "Portfolio") seeks long-term capital appreciation by investing primarily in non-U.S. companies with market capitalizations greater than $1 billion. The Portfolio may hold up to 25% of its assets in companies with smaller market capitalizations.

MARKET OVERVIEW: Throughout much of the six-month period ended June 30, 2002, world markets got a vote of no confidence. During the period, the MSCI EAFE Index fell 1.38%.

In Japan, the government revised upward its assessment of the country's economy, boosting sentiment and helping to lift share prices. The MSCI Japan Index gained 8.27% during the period. However, in Europe, evidence of economic sluggishness and inflation pressures weighed on equity markets. The MSCI Europe Index fell 4.33%.

Among emerging markets, political, currency, and economic concerns in Latin America pulled share prices sharply lower, offsetting gains registered in European and Asian emerging markets. Problems in Latin America were most evident in Argentina, where unemployment approached 30% and inflation exceeded 20%. The MSCI Argentina Index tumbled 64.73% in the period. Reflecting these disparate returns, the MSCI EMF Latin America Index fell 14.78% while the MSCI EMF Asia Index advanced 8.68%. The MSCI Emerging Markets Free (EMF) Index was up 2.07%.

PERFORMANCE: For the six-month period ended June 30, 2002, the Portfolio's Class R shares, excluding any charges, returned -1.77% compared to the MSCI EAFE Index which returned -1.38%.

PORTFOLIO SPECIFICS: Gains among holdings in Japan dampened the negative effects of slumping returns for a variety of positions during the period. Holdings in the following countries were among the worst performers during the period:
France, Spain, and Brazil. With respect to industries, poor returns for positions in the following areas adversely influenced overall returns for the
Portfolio: communications equipment, diversified telecom services, and commercial services & supplies.

Specifically, the worst performing holdings included Reuters Group (United Kingdom -- commercial services & supplies), Deutsche Telecom (Germany -- diversified telecom services), and Alcatel (France -- communications equipment).

While returns for many positions slumped during the period, there were pockets of solid performance. Positions registering gains included Intesa Bci (Italy -- banking) and British American Tobacco (United Kingdom -- tobacco).

During the period, as share prices for certain companies climbed to levels consistent with our estimate of underlying business values, we eliminated exposure to a number of holdings. Positions we sold during the period included Innogy Holdings (United Kingdom -- electric utilities), Granada (United Kingdom -- media), and Michelin (France -- auto components).

We redeployed the proceeds of sales among select existing holdings as well as new purchases. We viewed weakness among prices for telecom stocks, for example, as an opportunity to add to existing telecom holdings and added to our positions in Deutsche Telekom (Germany), Telecom Italia (Italy), and America Movil (Mexico).

MARKET OUTLOOK: The composition of the Portfolio did not change significantly during the period. As a result of opportunities identified by our company-by-company analysis, the exposure to the tobacco industry decreased while our weighting in the insurance and pharmaceutical industries increased. With respect to countries, our exposures to Japan and Italy grew while we decreased our exposure to France. The Portfolio's greatest country weightings remain in Japan and the United Kingdom, and on an industry basis, in diversified telecom services.

Going forward, we continue to focus on purchasing and holding solid companies that, in our opinion, are trading at substantial discounts to their intrinsic values. Over the long term, we believe the market may recognize the true worth of these companies, rewarding patient investors with favorable results.

Portfolio Managers' Report                  ING VP INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

                            AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS
                                         ENDED JUNE 30, 2002
                            --------------------------------------------
                                                       SINCE INCEPTION
                              1 YEAR                        8/8/97
                              ------                        ------
     Class R                  -8.07%                         9.98%
     MSCI EAFE Index          -9.22%                        -1.61%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP International Value Portfolio against the MSCI EAFE Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Since inception performance for the index is shown from 8/1/97.

PRINCIPAL RISK FACTOR(S): International investing does pose special risks, including currency fluctuation and political risks not found in investments that are solely domestic. Risks of foreign investing are generally intensified for investments in emerging markets. The Portfolio invests in smaller companies which may be more susceptible to price volatility and are less liquid than larger companies. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has a greater effect on the fund's performance.

                 See accompanying index descriptions on page 18.

ING VP HIGH YIELD BOND PORTFOLIO                      Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Edwin Schriver, Senior Vice President and Senior Portfolio Manager; Andy Mitchell, Vice President and Portfolio Manager; Russ Stiver, Vice President and Portfolio Manager, ING Investments, LLC.

GOAL: The ING VP High Yield Bond Portfolio (formerly Pilgrim VP High Yield Bond Portfolio) (the "Portfolio") seeks high income and capital appreciation by investing primarily in higher-yielding, lower-rated bonds.

MARKET OVERVIEW: The high yield market posted modestly negative returns for the first half of 2002. Very strong returns early in the year were offset by a sustained sell-off in the second quarter in response to a number of well-publicized accounting scandals amongst both high yield and investment grade issuers.

Attractive positive returns earned within most industry sectors of the market were overshadowed by substantial declines in the telecommunications (-46%), cable (-27%) and electric utility (-8%) sectors. The wireline telecommunications, cable and electric utilities all experienced fallout from accounting scandals, while wireless telecom suffered from declining growth projections. Cautious investors did not benefit from moving into BB-rated issues in the first half of the year, as single-B rated issues slightly outperformed double-B's, although CCC-rated issues substantially under-performed.

PERFORMANCE: For the six-month period ended June 30, 2002, the Portfolio's Class R shares, excluding any charges, provided a total return of -2.63% compared to -4.80% for the Lehman Brothers High Yield Bond Index.

PORTFOLIO SPECIFICS: The Portfolio's strong relative performance was due almost entirely to the decision not to get involved in fallen angel wireline telecom issuers. Favorable credit selection in technology, gaming and cable were offset by unfavorable selections in airlines and hotels.

MARKET OUTLOOK: Most long-term fundamentals remain positive for high yield investors, despite the current gloom surrounding corporate scandals. Interest rates and inflation remain low, and we believe the steep yield curve should eventually spur increased investment and economic growth. Risks include the potential for consumer confidence to be shaken by stock market woes and the possibility for default rates to remain high if banks adopt a hard line approach to borrowers. Despite these challenges, we believe that the recent sell-off has created opportunities to buy the bonds of good companies at attractive yield spreads relative to the risks involved.

We continue to look for second-tier companies with adequate liquidity and the potential to benefit from a gradually improving economy.

Portfolio Managers' Report                      ING VP HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

                                    AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS
                                                ENDED JUNE 30, 2002
                                    --------------------------------------------
                                                               SINCE INCEPTION
                                      1 YEAR        5 YEAR          5/6/94
                                      ------        ------          ------
Class R                               -1.57%        -2.79%           2.56%
Lehman Brothers High Yield
  Bond Index                          -3.56%         0.96%           5.06%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING VP High Yield Bond Portfolio against the Lehman Brothers High Yield Bond Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Since inception performance for the index is shown from 5/1/94.

PRINCIPAL RISK FACTOR(S): Exposure to financial, market and interest rate risks. High Yields reflect the higher credit risks associated with certain lower rated securities in the portfolio and in some cases, the lower market price for those instruments. International investing does pose special risks, including currency fluctuation and political risks not found in investments that are solely domestic. Risks of foreign investing are generally intensified for investments in emerging markets.

                 See accompanying index descriptions on page 18.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The S&P 500 INDEX is a widely recognized, unmanaged index of 500 common stocks.

The LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX is an unmanaged index of government bonds and corporate bonds rated Baa3 or better.

The RUSSELL 2000 INDEX is an unmanaged index that measures the performance of 2,000 small companies.

The NASDAQ COMPOSITE INDEX is an unmanaged index that measures all domestic and non-U.S. based common stocks listed on the NASDAQ stock market. The index is market-value weighted.

The S&P MIDCAP 400 INDEX is an unmanaged index which measures performance of the mid-size company segment of the U.S. market.

The DOW JONES INDUSTRIAL AVERAGE is an unmanaged index comprised of 30 stocks that are major factors in their industries and widely held by individuals and institutional investors.

The MSCI EAFE INDEX is an unmanaged index consisting of more than 1,400 securities in the U.S., Europe, Canada, Australia, New Zealand, and the Far East. It is a generally accepted index for major overseas markets.

The MSCI JAPAN INDEX is an unmanaged index that measures the perfomance of the Japanese stock market.

The MSCI EMERGING MARKETS FREE (EMF) INDEX is an unmanaged index comprised of companies representative of the market structure of 22 emerging countries in Europe, Latin America and the Pacific Rim Basin.

The LEHMAN BROTHERS HIGH YIELD BOND INDEX is an unmanaged index comprised of non-investment grade bonds with maturities between seven to ten years.

The RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP GROWTH INDEX consists of securities with capitalizations between $450 million and $3.8 billion with greater than average growth orientation.

The MSCI EMF ASIA INDEX is a capitalization weighted index that monitors the performance of stocks from the EMF Asian region.

The MSCI ARGENTINA INDEX is an unmanaged index that measures the performance of the Argentina stock market.

The RUSSELL 3000 INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

The S&P BARRA VALUE INDEX is a capitalization-weighted index of all the stocks in the S&P 500 Index that have low price-to-book ratios.

The S&P BARRA GROWTH INDEX is a capitalization-weighted index of all the stocks in the S&P 500 Index that have high price-to-book ratios.

The MSCI EUROPE INDEX is a capitalization weighted index that monitors the performance of stocks from all the countries that make up the continent of Europe.

The MSCI EMF LATIN AMERICA INDEX is a capitalization-weighted index that monitors the performance of stocks from the EMF Latin America region.


                           All indices are unmanaged.
                An investor cannot invest directly in an index.

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                                       19

      STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                     ING VP           ING VP           ING VP
                                                    ING VP           GROWTH           MIDCAP          SMALLCAP
                                                GROWTH + VALUE    OPPORTUNITIES    OPPORTUNITIES    OPPORTUNITIES
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                 -------------    -------------    -------------    -------------
ASSETS:
Investments in securities at value*              $  72,949,251    $  13,232,579    $   5,483,878    $ 106,147,010
Short-term investments at amortized cost             3,025,000        1,210,000          563,000        6,395,000
Cash                                                       947              489              492              567
Receivables:
  Investment securities sold                         1,108,816          800,601           27,206        5,729,188
  Fund shares sold                                      18,553           63,176           58,742          404,504
  Dividends and interest                                23,330            1,509            1,502            6,276
Prepaid expenses                                           540               32              198              544
Reimbursement due from manager                           9,727            5,807            4,709           38,124
                                                 -------------    -------------    -------------    -------------
  Total assets                                      77,136,164       15,314,193        6,139,727      118,721,213
                                                 -------------    -------------    -------------    -------------
LIABILITIES:
Payable for investment securities purchased            267,036          733,034           12,204        4,604,783
Payable for fund shares redeemed                       255,903           72,334           33,627          310,498
Payable to affiliates                                   55,148           11,961            4,580           85,557
Other accrued expenses and liabilities                  79,186           33,622           41,396           53,500
                                                 -------------    -------------    -------------    -------------
  Total liabilities                                    657,273          850,951           91,807        5,054,338
                                                 -------------    -------------    -------------    -------------
NET ASSETS                                       $  76,478,891    $  14,463,242    $   6,047,920    $ 113,666,875
                                                 =============    =============    =============    =============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                    148,408,058       21,207,706        7,960,423      174,954,035
Accumulated net investment loss                        (72,428)         (44,529)         (12,862)        (450,855)
Accumulated net realized loss on investments       (70,139,857)      (6,368,845)      (1,617,148)     (58,258,351)
Net unrealized depreciation of investments          (1,716,882)        (331,090)        (282,493)      (2,577,954)
                                                 -------------    -------------    -------------    -------------
NET ASSETS                                       $  76,478,891    $  14,463,242    $   6,047,920    $ 113,666,875
                                                 =============    =============    =============    =============
* Cost of securities                             $  74,666,133    $  13,563,669    $   5,766,371    $ 108,724,964
CLASS R:
Net assets                                       $  76,478,891    $   5,829,496    $   4,179,137    $  85,359,498
Shares authorized                                    unlimited        unlimited        unlimited        unlimited
Par value                                        $        0.01    $        0.01    $        0.01    $        0.01
Shares outstanding                                   5,956,960        1,280,299          795,433        6,135,567
Net asset value and redemption price per share   $       12.84    $        4.55    $        5.25    $       13.91
CLASS S:
Net assets                                                 n/a    $   8,633,746    $   1,868,783    $  28,307,377
Shares authorized                                          n/a        unlimited        unlimited        unlimited
Par value                                                  n/a    $        0.01    $        0.01    $        0.01
Shares outstanding                                         n/a        1,891,941          357,668        2,039,461
Net asset value and redemption price per share             n/a    $        4.56    $        5.22    $       13.88

                 See Accompanying Notes to Financial Statements

      STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                         ING VP
                                                        RESEARCH                         ING VP          ING VP
                                                        ENHANCED         ING VP       INTERNATIONAL    HIGH YIELD
                                                          INDEX          MAGNACAP         VALUE           BOND
                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                       ------------    ------------    ------------    ------------
ASSETS:
Investments in securities at value*                    $  7,735,387    $ 13,399,513    $ 47,452,529    $  7,659,837
Short-term investments at amortized cost                  2,248,000         502,000              --       2,027,000
Cash                                                             24             748       3,323,717             159
Cash (collateral for futures)                               141,750              --              --              --
Receivables:
  Investment securities sold                                369,873         153,463           3,575              --
  Fund shares sold                                          303,747          67,831       1,527,996          13,114
  Dividends and interest                                      9,036          26,410         195,726         205,666
Other Investments (Note 7)                                       --              --         220,440              --
Prepaid expenses                                                 99              13             128              41
Reimbursement due from manager                                9,398           2,797          23,294           4,650
                                                       ------------    ------------    ------------    ------------
  Total assets                                           10,817,314      14,152,775      52,747,405       9,910,467
                                                       ------------    ------------    ------------    ------------
LIABILITIES:
Payable for investment securities purchased                 467,893         587,069           3,590              --
Payable for futures variation margin                          4,275              --              --              --
Payable for fund shares redeemed                            354,127          53,027       1,080,331           1,985
Payable for securities loaned                                    --              --         220,440              --
Income distribution payable                                      --              --              --         224,895
Payable to affiliates                                        15,674          11,922          46,529           9,687
Other accrued expenses and liabilities                       66,392          18,814          46,912          23,280
                                                       ------------    ------------    ------------    ------------
  Total liabilities                                         908,361         670,832       1,397,802         259,847
                                                       ------------    ------------    ------------    ------------
NET ASSETS                                             $  9,908,953    $ 13,481,943    $ 51,349,603    $  9,650,620
                                                       ============    ============    ============    ============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                          17,345,190      15,174,331      54,673,460      17,338,952
Accumulated net investment income                            26,663          44,410         271,316           5,344
Accumulated net realized gain (loss) on investments,
 futures contracts and foreign currencies                (6,815,604)       (394,284)        568,463      (7,028,416)
Net unrealized depreciation of investments, futures
 contracts and foreign currencies                          (647,296)     (1,342,514)     (4,163,636)       (665,260)
                                                       ------------    ------------    ------------    ------------
NET ASSETS                                             $  9,908,953    $ 13,481,943    $ 51,349,603    $  9,650,620
                                                       ============    ============    ============    ============
* Cost of securities                                   $  8,288,386    $ 14,742,027    $ 51,627,141    $  8,325,177
CLASS R:
Net assets                                             $  9,908,953    $  3,513,264    $ 51,306,568    $  9,650,620
Shares authorized                                         unlimited       unlimited       unlimited       unlimited
Par value                                              $       0.01    $       0.01    $       0.01    $       0.01
Shares outstanding                                        2,968,459         433,597       5,097,970       3,287,574
Net asset value and redemption price per share         $       3.34    $       8.10    $      10.06    $       2.94
CLASS S:
Net assets                                                      n/a    $  9,968,679          43,035             n/a
Shares authorized                                               n/a       unlimited       unlimited             n/a
Par value                                                       n/a    $       0.01    $       0.01             n/a
Shares outstanding                                              n/a       1,225,044           4,259             n/a
Net asset value and redemption price per share                  n/a    $       8.14    $      10.10             n/a

                 See Accompanying Notes to Financial Statements

   STATEMENTS OF OPERATIONS for the six months ended June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                          ING VP          ING VP          ING VP
                                                          ING VP          GROWTH          MIDCAP         SMALLCAP
                                                      GROWTH + VALUE   OPPORTUNITIES   OPPORTUNITIES   OPPORTUNITIES
                                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                       ------------    ------------    ------------    ------------
INVESTMENT INCOME:
Dividends                                              $    233,297    $     15,764    $      8,190    $     39,860
Interest                                                     46,423          10,209           4,951          56,017
                                                       ------------    ------------    ------------    ------------
  Total investment income                                   279,720          25,973          13,141          95,877
                                                       ------------    ------------    ------------    ------------
EXPENSES:
Investment advisory fees                                    329,753          52,816          20,612         440,766
Distribution fees:
  Class S                                                        --           9,384           1,774          28,078
Transfer agent fees                                           6,896           9,207           8,884          10,045
Administrative and service fees                              43,967           7,042           2,748          58,769
Custodian and fund accounting fees                           11,006          21,881          18,752          32,952
Printing and postage expenses                                28,112           1,998             924          28,086
Professional fees                                            72,754           7,459           2,988          80,060
Trustee fees                                                  5,545             414             275           6,402
Miscellaneous expenses                                        2,172             279             349           2,383
                                                       ------------    ------------    ------------    ------------
  Total expenses                                            500,205         110,480          57,306         687,541
Less expenses reimbursed by investment advisor              148,057          39,978          31,303         140,809
                                                       ------------    ------------    ------------    ------------
  Net expenses                                              352,148          70,502          26,003         546,732
                                                       ------------    ------------    ------------    ------------
Net investment loss                                         (72,428)        (44,529)        (12,862)       (450,855)
                                                       ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments                         (3,980,671)     (1,212,672)        (94,999)    (19,876,834)
Net change in unrealized depreciation of investments    (13,888,910)     (1,380,781)       (747,607)    (15,743,455)
                                                       ------------    ------------    ------------    ------------
  Net realized and unrealized loss on investments       (17,869,581)     (2,593,453)       (842,606)    (35,620,289)
                                                       ------------    ------------    ------------    ------------
DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                            $(17,942,009)   $ (2,637,982)   $   (855,468)   $(36,071,144)
                                                       ============    ============    ============    ============

                 See Accompanying Notes to Financial Statements

   STATEMENTS OF OPERATIONS for the six months ended June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                         ING VP                         ING VP        ING VP
                                                        RESEARCH        ING VP      INTERNATIONAL   HIGH YIELD
                                                        ENHANCED       MAGNACAP         VALUE          BOND
                                                     INDEX PORTFOLIO   PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                     ---------------  -----------    -----------    -----------
INVESTMENT INCOME:
Dividends (net of foreign taxes)*                      $   102,043    $   109,248    $   550,090    $        --
Interest                                                     5,490         16,955         22,373        521,414
Securities loaned income                                        --             --          9,632             --
                                                       -----------    -----------    -----------    -----------
  Total investment income                                  107,533        126,203        582,095        521,414
                                                       -----------    -----------    -----------    -----------
EXPENSES:
Investment advisory fees                                    56,364         47,250        211,184         39,489
Distribution fees:
  Class S                                                       --         11,913             17             --
Transfer agent fees                                          5,016          7,096          2,978          3,623
Administrative and service fees                              7,515          6,300         21,118          5,265
Custodian and fund accounting fees                          32,275          8,425         27,375         11,581
Printing and postage expenses                               10,678            978          7,759          2,737
Professional fees                                           13,837          3,168          6,527          8,465
Trustee fees                                                 1,152            357          1,582            562
Miscellaneous expenses                                         518            209            564            244
                                                       -----------    -----------    -----------    -----------
  Total expenses                                           127,355         85,696        279,104         71,966
Less expenses reimbursed by investment advisor              59,463         19,826         67,859         29,793
                                                       -----------    -----------    -----------    -----------
  Net expenses                                              67,892         65,870        211,245         42,173
                                                       -----------    -----------    -----------    -----------
Net investment income                                       39,641         60,333        370,850        479,241
                                                       -----------    -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS, FOREIGN CURRENCIES AND
 FUTURES CONTRACTS:
Net realized gain (loss) on investments and futures
 contracts                                              (1,475,815)      (222,950)       844,167       (793,907)
Net realized loss on foreign currencies                         --             --         (3,693)            --
Net change in unrealized appreciation (depreciation)
 of investments, futures contracts and foreign
 currencies                                               (392,686)    (1,330,134)    (2,022,986)        62,222
                                                       -----------    -----------    -----------    -----------
  Net realized and unrealized loss on investments,
   futures contracts and foreign currencies             (1,868,501)    (1,553,084)    (1,182,512)      (731,685)
                                                       -----------    -----------    -----------    -----------
DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                            $(1,828,860)   $(1,492,751)   $  (811,662)   $  (252,444)
                                                       ===========    ===========    ===========    ===========
* Foreign taxes                                        $       845    $        --    $    67,604    $        --

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                                ING VP                           ING VP
                                                            GROWTH + VALUE                GROWTH OPPORTUNITIES
                                                              PORTFOLIO                         PORTFOLIO
                                                    ------------------------------    ------------------------------
                                                      SIX MONTHS          YEAR          SIX MONTHS          YEAR
                                                        ENDED            ENDED            ENDED            ENDED
                                                       JUNE 30,       DECEMBER 31,       JUNE 30,       DECEMBER 31,
                                                         2002             2001             2002             2001
                                                    -------------    -------------    -------------    -------------
DECREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss                                 $     (72,428)   $    (279,027)   $     (44,529)   $     (29,783)
Net realized loss on investments                       (3,980,671)     (55,186,884)      (1,212,672)      (4,003,897)
Net change in unrealized appreciation
 (depreciation) of investments                        (13,888,910)      12,755,373       (1,380,781)         987,091
                                                    -------------    -------------    -------------    -------------
  Net decrease in net assets resulting from
   operations                                         (17,942,009)     (42,710,538)      (2,637,982)      (3,046,589)
                                                    -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains from investments:
 Class R                                                       --         (296,420)              --               --
                                                    -------------    -------------    -------------    -------------
  Total distributions                                          --         (296,420)              --               --
                                                    -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                       11,441,247       43,823,461        8,325,129       13,711,812
Shares resulting from dividend reinvestments                   --          296,420               --               --
Cost of shares redeemed                               (16,473,255)     (34,110,493)      (3,597,585)      (4,428,344)
                                                    -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets resulting
   from capital share transactions                     (5,032,008)      10,009,388        4,727,544        9,283,468
                                                    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets                 (22,974,017)     (32,997,570)       2,089,562        6,236,879
                                                    -------------    -------------    -------------    -------------
NET ASSETS:
Beginning of period                                    99,452,908      132,450,478       12,373,680        6,136,801
                                                    -------------    -------------    -------------    -------------
End of period                                       $  76,478,891    $  99,452,908    $  14,463,242    $  12,373,680
                                                    =============    =============    =============    =============
Accumulated net investment loss at end of period    $     (72,428)   $          --    $     (44,529)   $          --
                                                    =============    =============    =============    =============

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                               ING VP                           ING VP
                                                        MIDCAP OPPORTUNITIES             SMALLCAP OPPORTUNITIES
                                                             PORTFOLIO                         PORTFOLIO
                                                   ------------------------------    ------------------------------
                                                     SIX MONTHS          YEAR          SIX MONTHS          YEAR
                                                       ENDED            ENDED            ENDED            ENDED
                                                      JUNE 30,       DECEMBER 31,       JUNE 30,       DECEMBER 31,
                                                        2002             2001             2002             2001
                                                   -------------    -------------    -------------    -------------
DECREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss                                $     (12,862)   $     (10,166)   $    (450,855)   $    (655,228)
Net realized loss on investments                         (94,999)      (1,256,157)     (19,876,834)     (29,337,014)
Net change in unrealized appreciation
 (depreciation) of investments                          (747,607)         393,412      (15,743,455)      (9,567,139)
                                                   -------------    -------------    -------------    -------------
  Net decrease in net assets resulting from
   operations                                           (855,468)        (872,911)     (36,071,144)     (39,559,381)
                                                   -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
 Class R                                                      --             (381)              --               --
Net realized gains from investments:
 Class R                                                      --               --               --         (248,319)
 Class S                                                      --               --               --          (16,454)
                                                   -------------    -------------    -------------    -------------
  Total distributions                                         --             (381)              --         (264,773)
                                                   -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                       4,604,606        5,574,063       46,875,488       71,921,597
Shares resulting from dividend reinvestments                  --              381               --          264,773
Cost of shares redeemed                               (2,182,174)      (2,215,396)     (16,153,701)     (44,860,295)
                                                   -------------    -------------    -------------    -------------
  Net increase in net assets resulting from
   capital share transactions                          2,422,432        3,359,048       30,721,787       27,326,075
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets                  1,566,964        2,485,756       (5,349,357)     (12,498,079)
                                                   -------------    -------------    -------------    -------------
NET ASSETS:
Beginning of period                                    4,480,956        1,995,200      119,016,232      131,514,311
                                                   -------------    -------------    -------------    -------------
End of period                                      $   6,047,920    $   4,480,956    $ 113,666,875    $ 119,016,232
                                                   =============    =============    =============    =============
Accumulated net investment loss at end of period   $     (12,862)   $          --    $    (450,855)   $          --
                                                   =============    =============    =============    =============

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                               ING VP
                                                          RESEARCH ENHANCED                    ING VP
                                                           INDEX PORTFOLIO               MAGNACAP PORTFOLIO
                                                    ----------------------------    ---------------------------
                                                     SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                       ENDED           ENDED           ENDED           ENDED
                                                      JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                        2002            2001            2002            2001
                                                    ------------    ------------    ------------    ------------
DECREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                               $     39,641    $     99,324    $     60,333    $     41,621
Net realized loss on investments and futures
 contracts                                            (1,475,815)     (3,312,765)       (222,950)       (143,502)
Net change in unrealized appreciation
 (depreciation) of investments and futures
 contracts                                              (392,686)        379,081      (1,330,134)        (29,820)
                                                    ------------    ------------    ------------    ------------
  Net decrease in net assets resulting from
   operations                                         (1,828,860)     (2,834,360)     (1,492,751)       (131,701)
                                                    ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
 Class R                                                 (12,978)       (105,915)         (4,690)        (24,178)
 Class S                                                      --              --         (11,233)        (25,423)
                                                    ------------    ------------    ------------    ------------
  Total distributions                                    (12,978)       (105,915)        (15,923)        (49,601)
                                                    ------------    ------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                       1,933,796       2,736,105      10,976,562       7,882,757
Shares resulting from dividend reinvestments              12,978         105,915          15,923          49,601
Cost of shares redeemed                               (7,729,134)     (6,690,271)     (4,156,670)       (713,772)
                                                    ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets resulting
   from capital share transactions                    (5,782,360)     (3,848,251)      6,835,815       7,218,586
                                                    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                 (7,624,198)     (6,788,526)      5,327,141       7,037,284
                                                    ------------    ------------    ------------    ------------
NET ASSETS:
Beginning of period                                   17,533,151      24,321,677       8,154,802       1,117,518
                                                    ------------    ------------    ------------    ------------
End of period                                       $  9,908,953    $ 17,533,151    $ 13,481,943    $  8,154,802
                                                    ============    ============    ============    ============
Accumulated net investment income at end of
 period                                             $     26,663    $         --    $     44,410    $         --
                                                    ============    ============    ============    ============

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------

                                                               ING VP                         ING VP
                                                   INTERNATIONAL VALUE PORTFOLIO     HIGH YIELD BOND PORTFOLIO
                                                   -----------------------------    ---------------------------
                                                    SIX MONTHS          YEAR         SIX MONTHS         YEAR
                                                      ENDED            ENDED           ENDED           ENDED
                                                     JUNE 30,       DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                       2002             2001            2002            2001
                                                   ------------     ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
Net investment income                              $    370,850     $    447,076    $    479,241    $  1,089,932
Net realized gain (loss) on investments and
 foreign currencies                                     840,474          911,291        (793,907)     (2,075,679)
Net change in unrealized appreciation
 (depreciation) of investments and foreign
 currencies                                          (2,022,986)      (4,385,459)         62,222       1,145,110
                                                   ------------     ------------    ------------    ------------
 Net increase (decrease) in net assets resulting
  from operations                                      (811,662)      (3,027,092)       (252,444)        159,363
                                                   ------------     ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
 Class R                                               (117,091)        (448,174)       (479,210)     (1,085,284)
 Class S                                                     (8)              --              --              --
Net realized gains from investments:
 Class R                                                     --         (953,059)             --              --
                                                   ------------     ------------    ------------    ------------
  Total distributions                                  (117,099)      (1,401,233)       (479,210)     (1,085,284)
                                                   ------------     ------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                     89,534,752       76,172,846       2,125,477      13,771,454
Shares resulting from dividend reinvestments            117,099        1,401,233         497,473         854,920
Cost of shares redeemed                             (70,596,189)     (66,738,442)     (2,702,060)    (13,881,222)
                                                   ------------     ------------    ------------    ------------
 Net increase (decrease) in net assets resulting
  from capital share transactions                    19,055,662       10,835,637         (79,110)        745,152
                                                   ------------     ------------    ------------    ------------
Net increase (decrease) in net assets                18,126,901        6,407,312        (810,764)       (180,769)
                                                   ------------     ------------    ------------    ------------
NET ASSETS:
Beginning of period                                  33,222,702       26,815,390      10,461,384      10,642,153
                                                   ------------     ------------    ------------    ------------
End of period                                      $ 51,349,603     $ 33,222,702    $  9,650,620    $ 10,461,384
                                                   ============     ============    ============    ============
Accumulated net investment income at end of
 period                                            $    271,316     $     17,565    $      5,344    $      5,313
                                                   ============     ============    ============    ============

                 See Accompanying Notes to Financial Statements

ING VP GROWTH + VALUE PORTFOLIO (UNAUDITED)                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                     CLASS R
                                                   --------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                            YEAR ENDED DECEMBER 31,
                                                    JUNE 30,        ---------------------------------------------------------
                                                      2002          2001         2000          1999         1998         1997
                                                   ----------       ----         ----          ----         ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period         $       15.75        22.90        30.04         18.76        15.85        14.08
 Income from investment operations:
 Net investment income (loss)                 $       (0.01)       (0.04)       (0.11)        (0.08)       (0.03)        0.09
 Net realized and unrealized gain (loss)
 on investments                               $       (2.90)       (7.06)       (2.29)        17.74         3.09         1.95
 Total from investment operations             $       (2.91)       (7.10)       (2.40)        17.66         3.06         2.04
 Less distributions from:
 Net investment income                        $          --           --           --            --         0.01         0.10
 Net realized gain on investments             $          --         0.05         4.74          6.38         0.14         0.17
 Total distributions                          $          --         0.05         4.74          6.38         0.15         0.27
 Net asset value, end of period               $       12.84        15.75        22.90         30.04        18.76        15.85
 TOTAL RETURN(1)                              %      (18.48)      (30.99)       (9.78)        94.98        19.32        14.66
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)            $      76,479       99,453      132,450        89,911       41,593       32,156
 Ratio of expenses to average net assets
 after expense reimbursement(2)(3)            %        0.80         0.80         0.80          0.80         0.80         0.80
 Ratio of expenses to average net assets
 prior to expense reimbursement(2)            %        1.14         1.17         0.93          0.97         1.02         1.09
 Ratio of net investment income (loss) to
 average net assets after expense
 reimbursement(2)(3)                          %       (0.16)       (0.27)       (0.46)        (0.44)       (0.17)        0.70
 Portfolio turnover                           %         182          192          151           179          216          178

----------
(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS           ING VP GROWTH OPPORTUNITIES PORTFOLIO (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                      CLASS R
                                                      -----------------------------------------
                                                      SIX MONTHS        YEAR         PERIOD
                                                        ENDED          ENDED          ENDED
                                                       JUNE 30,     DECEMBER 31,   DECEMBER 31,
                                                         2002           2001         2000(1)
                                                         ----           ----         -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $           5.48           8.92          10.00
 Income from investment operations:
 Net investment income (loss)                $          (0.01)         (0.02)          0.02
 Net realized and unrealized loss
 on investments                              $          (0.92)         (3.42)         (1.08)
 Total from investment operations            $          (0.93)         (3.44)         (1.06)
 Less distributions from:
 Net investment income                       $             --             --           0.02
 Total distributions                         $             --             --           0.02
 Net asset value, end of period              $           4.55           5.48           8.92
 TOTAL RETURN(2)                             %         (16.97)        (38.57)        (10.62)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)           $          5,829          6,987          6,137
 Ratio of expenses to average net assets
 after expense reimbursement(3)(4)           %           0.90           0.90           0.90
 Ratio of expenses to average net assets
 prior to expense reimbursement(3)           %           1.44           1.82           2.19
 Ratio of net investment income (loss) to
 average net assets after expense
 reimbursement(3)(4)                         %          (0.53)         (0.32)          0.52
 Portfolio turnover                          %            212            471            157

----------
(1)  The Portfolio commenced operations on May 3, 2000.
(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP MIDCAP OPPORTUNITIES PORTFOLIO (UNAUDITED)           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                   CLASS R
                                                   -----------------------------------------
                                                   SIX MONTHS       YEAR          PERIOD
                                                     ENDED         ENDED           ENDED
                                                    JUNE 30,    DECEMBER 31,    DECEMBER 31,
                                                      2002          2001          2000(1)
                                                      ----          ----          -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $         6.07          9.05           10.00
 Income from investment operations:
 Net investment income (loss)               $        (0.01)        (0.01)           0.01
 Net realized and unrealized loss
 on investments                             $        (0.81)        (2.97)          (0.95)
 Total from investment operations           $        (0.82)        (2.98)          (0.94)
 Less distributions from:
 Net investment income                      $           --            --            0.01
 Total distributions                        $           --            --            0.01
 Net asset value, end of period             $         5.25          6.07            9.05
 TOTAL RETURN(2)                            %       (13.51)       (32.92)          (9.38)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $        4,179         3,616           1,995
 Ratio of expenses to average net assets
 after expense reimbursement(3)(4)          %         0.90          0.90            0.90
 Ratio of expenses to average net assets
 prior to expense reimbursement(3)          %         2.03          2.66            5.76
 Ratio of net investment income (loss) to
 average net assets after expense
 reimbursement(3)(4)                        %        (0.42)        (0.32)           0.40
 Portfolio turnover                         %          189           429             103

----------
(1)  The Portfolio commenced operations on May 5, 2000.
(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS         ING VP SMALLCAP OPPORTUNITIES PORTFOLIO (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                   CLASS R
                                                  --------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                            YEAR ENDED DECEMBER 31,
                                                    JUNE 30,       ---------------------------------------------------------
                                                      2002         2001          2000          1999         1998        1997
                                                      ----         ----          ----          ----         ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $       18.88        26.73         29.24         14.12        13.00       11.72
 Income from investment operations:
 Net investment income (loss)                $       (0.06)       (0.11)        (0.01)        (0.09)        0.39        0.44
 Net realized and unrealized gain (loss)
 on investments                              $       (4.91)       (7.69)         0.49         19.83         1.76        1.36
 Total from investment operations            $       (4.97)       (7.80)         0.48         19.74         2.15        1.80
 Less distributions from:
 Net investment income                       $          --           --            --            --         0.39        0.44
 Net realized gain on investments            $          --         0.05          2.99          4.62         0.64        0.08
 Total distributions                         $          --         0.05          2.99          4.62         1.03        0.52
 Net asset value, end of period              $       13.91        18.88         26.73         29.24        14.12       13.00
 TOTAL RETURN(1)                             %      (26.27)      (29.15)         1.09        141.03        17.30       15.81
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)           $      85,359      103,273       131,514        71,532       24,053      21,531
 Ratio of expenses to average net assets
 after expense reimbursement(2)(3)(4)        %        0.90         0.90          0.90          0.90         0.82        0.80
 Ratio of expenses to average net assets
 prior to expense reimbursement(3)           %        1.12         1.15          0.98          1.09         1.14        1.11
 Ratio of net investment income (loss) to
 average net assets after expense
 reimbursement(3)(4)                         %       (0.73)       (0.59)        (0.06)        (0.64)        3.00        3.72
 Portfolio turnover                          %         225          304           148           236          161          55

----------
(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(2) Effective November 9, 1998, the expense limit increased from 0.80% to 0.90%.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP RESEARCH ENHANCED INDEX PORTFOLIO (UNAUDITED)        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                      CLASS R
                                                    -----------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                         YEAR ENDED DECEMBER 31,
                                                     JUNE 30,       -------------------------------------------------------
                                                       2002         2001         2000        1999(2)      1998         1997
                                                       ----         ----         ----        -------      ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $         3.84         4.39         4.99         4.83        5.14         5.25
 Income from investment operations:
 Net investment income                       $         0.01         0.02         0.02         0.11        0.36         0.40
 Net realized and unrealized gain (loss)
 on investments                              $        (0.51)       (0.55)       (0.60)        0.16       (0.31)       (0.08)
 Total from investment operations            $        (0.50)       (0.53)       (0.58)        0.27        0.05         0.32
 Less distributions from:
 Net investment income                       $         0.00*        0.02         0.02         0.11        0.36         0.40
 Net realized gain on investments            $           --           --           --           --          --         0.03
 Total distributions                         $         0.00*        0.02         0.02         0.11        0.36         0.43
 Net asset value, end of period              $         3.34         3.84         4.39         4.99        4.83         5.14
 TOTAL RETURN(1)                             %       (12.95)      (12.00)      (11.63)        5.79        1.02         6.15
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)           $        9,909       17,533       24,322       29,739      14,437       10,548
 Ratio of expenses to average net assets
 after expense reimbursement(3)(4)(5)        %         0.90         0.90         0.90         0.89        0.80         0.80
 Ratio of expenses to average net assets
 prior to expense reimbursement(4)           %         1.69         1.62         1.18         1.26        1.29         1.36
 Ratio of net investment income to
 average net assets after expense
 reimbursement(4)(5)                         %         0.53         0.49         0.42         1.89        7.53         8.31
 Portfolio turnover                          %           85           98           49          123          93          162

----------
(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(2) Portfolio commenced operations as Multi-Sector Bond Fund. Effective April 30, 1999 the Portfolio changed its name to Research Enhanced Index Portfolio and changed its investment objective.
(3)  Effective April 30, 1999, the expense limit increased from 0.80% to 0.90%.
(4)  Annualized for periods less than one year.
(5) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.
*    Amount represents less than $0.01 per share

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                       ING VP MAGNACAP PORTFOLIO (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                   CLASS R
                                                  -------------------------------------------
                                                  SIX MONTHS        YEAR           PERIOD
                                                    ENDED          ENDED            ENDED
                                                   JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                     2002           2001           2000(1)
                                                     ----           ----           -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $        8.93          10.11            10.00
 Income from investment operations:
 Net investment income                      $        0.04           0.11             0.05
 Net realized and unrealized gain (loss)
 on investments                             $       (0.86)         (1.17)            0.11
 Total from investment operations           $       (0.82)         (1.06)            0.16
 Less distributions from:
 Net investment income                      $        0.01           0.12             0.05
 Total distributions                        $        0.01           0.12             0.05
 Net asset value, end of period             $        8.10           8.93            10.11
 TOTAL RETURN(2)                            %       (9.04)        (10.44)            1.61
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $       3,513          2,301            1,118
 Ratio of expenses to average net assets
 after expense reimbursement(3)(4)          %        0.90           0.90             0.90
 Ratio of expenses to average net assets
 prior to expense reimbursement(3)          %        1.18           2.22             7.90
 Ratio of net investment income to
 average net assets after expense
 reimbursement(3)(4)                        %        1.11           1.27             1.45
 Portfolio turnover                         %          18             72               28

----------
(1)  The Portfolio commenced operations on May 8, 2000.
(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING VP INTERNATIONAL VALUE PORTFOLIO (UNAUDITED)            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                  CLASS R
                                                 ------------------------------------------------------------------------
                                                 SIX MONTHS                                                    PERIOD
                                                   ENDED                   YEAR ENDED DECEMBER 31,              ENDED
                                                  JUNE 30,       -----------------------------------------   DECEMBER 31,
                                                    2002         2001         2000        1999        1998      1997(1)
                                                    ----         ----         ----        ----        ----      -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $      10.27        12.19        14.77       11.08       10.10       10.00
 Income from investment operations:
 Net investment income                      $       0.08         0.17         0.24        0.22        0.21        0.03
 Net realized and unrealized gain (loss)
 on investments                             $      (0.26)       (1.58)        0.12        5.23        1.49        0.10
 Total from investment operations           $      (0.18)       (1.41)        0.36        5.45        1.70        0.13
 Less distributions from:
 Net investment income                      $       0.03         0.18         0.27        0.24        0.22        0.03
 Net realized gain on investments           $         --         0.33         2.67        1.52        0.50          --
 Total distributions                        $       0.03         0.51         2.94        1.76        0.72        0.03
 Net asset value, end of period             $      10.06        10.27        12.19       14.77       11.08       10.10
 TOTAL RETURN(2)                            %      (1.77)      (11.58)        3.18       50.18       16.93        1.30
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $     51,307       33,223       26,815      24,051      13,764       5,937
 Ratio of expenses to average net assets
 after expense reimbursement(3)(4)(5)       %       1.00         1.00         1.00        1.00        0.84        0.80
 Ratio of expenses to average net assets
 prior to expense reimbursement(4)          %       1.32         1.53         1.44        1.52        1.68        2.61
 Ratio of net investment income to
 average net assets after expense
 reimbursement(4)(5)                        %       1.76         1.57         1.83        1.69        1.90        0.97
 Portfolio turnover                         %         14           24           69          84          30           5

----------
(1)  The Portfolio commenced operations on August 8, 1997.
(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3) Effective November 9, 1998, the expense limit increased from 0.80% to 1.00%.
(4)  Annualized for periods less than one year.
(5) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS ING VP HIGH YIELD BOND PORTFOLIO (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                  CLASS R
                                                  -----------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                         YEAR ENDED DECEMBER 31,
                                                   JUNE 30,      --------------------------------------------------------
                                                     2002        2001         2000         1999         1998         1997
                                                     ----        ----         ----         ----         ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $       3.16        3.45         4.30         4.87         5.30         5.27
 Income from investment operations:
 Net investment income                       $       0.15        0.26         0.40         0.44         0.42         0.40
 Net realized and unrealized gain (loss)
 on investments                              $      (0.22)      (0.29)       (0.85)       (0.57)       (0.42)        0.07
 Total from investment operations            $      (0.07)      (0.03)       (0.45)       (0.13)          --         0.47
 Less distributions from:
 Net investment income                       $       0.15        0.26         0.40         0.44         0.42         0.40
 Net realized gain on investments            $         --          --           --           --         0.01         0.04
 Total distributions                         $       0.15        0.26         0.40         0.44         0.43         0.44
 Net asset value, end of period              $       2.94        3.16         3.45         4.30         4.87         5.30
 TOTAL RETURN(1)                             %      (2.63)      (1.05)      (11.17)       (2.98)       (0.12)        9.00
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)           $      9,651      10,461       10,642       16,442       21,320       12,606
 Ratio of expenses to average net assets
 after expense reimbursement(2)(3)           %       0.80        0.80         0.80         0.80         0.80         0.79
 Ratio of expenses to average net assets
 prior to expense reimbursement(2)           %       1.37        1.28         1.13         1.11         1.23         1.35
 Ratio of net investment income to
 average net assets after expense
 reimbursement(2)(3)                         %       9.10        9.76         9.53         9.19         8.92         8.44
 Portfolio turnover                          %         30         109          140           85          135          152

----------
(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(2)  Annualized for periods less than one year.
(3) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

          NOTES TO FINANCIAL STATEMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. The ING Variable Products Trust (formerly Pilgrim Variable Products Trust) is a business trust organized under the laws of the Commonwealth of Massachusetts on December 17, 1993 and registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. There are eleven investment series which comprise the Trust. The names of the eight Portfolios in this report along with their respective investment objectives are set forth below.

ING VP GROWTH + VALUE PORTFOLIO ("GROWTH + VALUE PORTFOLIO", FORMERLY PILGRIM VP GROWTH + VALUE PORTFOLIO) is a diversified portfolio with an investment objective of long-term growth of capital through investments in common stocks and convertible securities that are believed to provide above average potential for capital appreciation.

ING VP GROWTH OPPORTUNITIES PORTFOLIO ("GROWTH OPPORTUNITIES PORTFOLIO", FORMERLY PILGRIM VP GROWTH OPPORTUNITIES PORTFOLIO) is a diversified portfolio which seeks long-term growth of capital through investments in common stock of U.S. companies that the portfolio manager feels have above average prospects for growth.

ING VP MIDCAP OPPORTUNITIES PORTFOLIO ("MIDCAP OPPORTUNITIES PORTFOLIO", FORMERLY PILGRIM VP MIDCAP OPPORTUNITIES PORTFOLIO) is a diversified portfolio which seeks long-term capital appreciation through investments in common stock of mid-sized U.S. companies that the portfolio managers feel have above average prospects for growth.

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO ("SMALLCAP OPPORTUNITIES PORTFOLIO", FORMERLY PILGRIM VP SMALLCAP OPPORTUNITIES PORTFOLIO) is a diversified portfolio with the investment objective of long-term capital appreciation by investing primarily in small to mid-sized companies that are believed to have above average prospects for growth.

ING VP RESEARCH ENHANCED INDEX PORTFOLIO ("RESEARCH ENHANCED INDEX PORTFOLIO", FORMERLY PILGRIM VP RESEARCH ENHANCED PORTFOLIO) is a diversified portfolio whose investment objective is capital appreciation by investing primarily in large companies that make up the S&P 500 Index.

ING VP MAGNACAP PORTFOLIO ("MAGNACAP PORTFOLIO", FORMERLY PILGRIM VP MAGNACAP PORTFOLIO) is a diversified portfolio whose investment objective is growth of capital through investments in common stock of companies that have paid increasing dividends or have had the capability to pay rising dividends from their operations, with dividend income as a second consideration.

ING VP INTERNATIONAL VALUE PORTFOLIO ("INTERNATIONAL VALUE PORTFOLIO", FORMERLY PILGRIM VP INTERNATIONAL VALUE PORTFOLIO) is a diversified portfolio with the investment objective of long-term capital appreciation by investing primarily in foreign companies with a market valuation greater than $1 billion, but may hold up to 25% of its assets in companies with smaller market capitalization.

ING VP HIGH YIELD BOND PORTFOLIO ("HIGH YIELD BOND PORTFOLIO", FORMERLY PILGRIM VP HIGH YIELD BOND PORTFOLIO) is a diversified portfolio whose investment objective is to seek high income consistent with the preservation of capital by investing primarily in a diversified group of high yield-high risk fixed income securities, convertible securities, securities issued by U.S. companies in foreign currencies, and securities issued by foreign governments and companies.

Each Portfolio offers Class R shares. Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, MagnaCap Portfolio and International Value Portfolio also offer Class S shares. The two classes differ principally in the applicable shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolio and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing fees.

SECURITY VALUATION. Equity securities are valued daily at closing sales prices reported on recognized securities exchanges or lacking any sales, at the last available bid price. Prices of long-term debt

--------------------------------------------------------------------------------

securities are valued on the basis of last reported sales price, or if no sales are reported, the value is determined based upon the mean of representative quoted bid and asked prices for such securities, or if such prices are not available, at prices provided by market makers, or at prices for securities of comparable maturity, quality and type. Short-term debt instruments with remaining maturities of less than 60 days at the date of acquisition are valued at amortized cost, unless the Trustees of the Trust determine that amortized cost does not reflect the fair value of such obligations. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Trustees of the Trust. At June 30, 2002, the High Yield Bond Portfolio contained nine securities for which market quotations were not readily available and which were fair valued pursuant to the Portfolio's procedures. The securities had a total value of $267,543 representing 2.77% of the Portfolio's net assets. The books and records of the Portfolios are maintained in U.S. dollars.

MANAGEMENT'S USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis except when collection is not expected. Discounts are accreted, and premiums amortized to par at maturity based on the scientific method. Dividend income is recorded on the ex-dividend date.

DISTRIBUTION TO SHAREHOLDERS. Dividends from net investment income are declared and paid quarterly by the Growth + Value Portfolio, Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, Research Enhanced Index Portfolio, MagnaCap Portfolio and the International Value Portfolio; and declared daily and paid quarterly by the High Yield Bond Portfolio. Distributions of net realized capital gains, if any, are declared annually; however, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. The Portfolios may periodically make reclassifications among certain of their capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

FOREIGN CURRENCY. Investments in securities, foreign currency holdings, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at each days current exchange rate. Translation gains or losses due to changes in exchange rates and realized gains or losses from the sale of foreign currencies, and settlement of forward foreign currency contracts and other foreign denominated receivables and payables are translated at the rates of exchange prevailing on the respective dates of such transactions. Such translation gains are not isolated on the accompanying statements of operations.

FOREIGN CURRENCY FORWARD CONTRACTS. The Portfolios may enter into foreign currency forward contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Portfolios agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Portfolios' net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. At June 30, 2002, none of the Portfolios had any open foreign currency forward contracts.

OPTIONS. The Portfolios may write (sell) and purchase put and call options. The premium collected or paid by a Portfolio for the sale or purchase of a call or

--------------------------------------------------------------------------------

put option is recorded as an investment and subsequently "marked to market" to reflect the current market value of the option. If an option which a Portfolio has sold or purchased expires on the stipulated expiration date, the Portfolio realizes a gain or loss in the amount of the premium received or paid for the option.

For written options, the Portfolio's obligation may be discharged in three ways:
(1) the option expires on the stipulated expiration date; (2) the option holder exercises the right to call (buy) or put (sell) the security, or (3) the Portfolio enters into a closing transaction. If the option is held until expiration, the Portfolio recognizes a gain equal to the amount of premium received. If the written call option is exercised by the counterparty, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If the written put option is exercised by the counterparty, the premium reduces the cost basis of the securities purchased by the Portfolio. If the Portfolio enters into a closing transaction, a gain or loss is recognized equal to the difference between the premium received by the Portfolio from the counterparty and the amount paid by the Portfolio on effecting a closing purchase transaction, including brokerage commissions. As the writer of options, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. At June 30, 2002, none of the Portfolios had any open options.

FUTURES CONTRACTS. The Portfolios may invest in futures contracts solely for the purpose of hedging their existing portfolio securities, or securities that the Portfolios intend to purchase, against fluctuations in fair value caused by changes in prevailing market or interest rates.

Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Portfolios' agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

Variation margin payments are received or made by the Portfolios each day, depending upon the daily fluctuations in the fair value of the underlying instrument. The Portfolios recognize a gain or loss equal to the daily variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios' basis in the contract.

Should market conditions move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

REPURCHASE AGREEMENTS. The Portfolios' Custodian takes possession of collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolios may be delayed or limited.

FEDERAL INCOME TAXES. The Trust intends to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to distribute all of the taxable net income to respective shareholders. Therefore, no Federal income tax provision or excise tax provision is required.

--------------------------------------------------------------------------------

NOTE 2 -- INVESTMENT ADVISORY, ADMINISTRATIVE AND SHAREHOLDER SERVICE FEES

ING Investments, LLC (the "Adviser", formerly ING Pilgrim Investments, LLC) serves as each Portfolio's investment adviser. The Adviser receives an investment advisory fee calculated at an annual rate of 0.75% of average daily net assets from the Growth + Value Portfolio, Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, Research Enhanced Index Portfolio, MagnaCap Portfolio and High Yield Bond Portfolio. The Adviser receives an investment advisory fee calculated at an annual rate of 1.00% of average daily net assets from the International Value Portfolio. ING Funds Services, LLC (the "Administrator", formerly ING Pilgrim Group, LLC) serves as each Portfolio's administrator. Each Portfolio pays the Administrator a fee calculated at an annual rate of 0.10% of average daily net assets.

For Class R shares, the Adviser has voluntarily agreed to limit the expenses of the Growth + Value Portfolio and High Yield Bond Portfolio to 0.80% of the average daily net assets and to limit the expenses of the Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio, Research Enhanced Index Portfolio and MagnaCap Portfolio to 0.90% and International Value Portfolio to 1.00% of the average daily net assets.

For Class S shares, the Adviser has voluntarily agreed to limit the expenses of the Growth Opportunities Portfolio, MidCap Opportunities Portfolio, SmallCap Opportunities Portfolio and MagnaCap Portfolio to 1.10% and International Value to 1.20% of the average daily net assets.

Navellier Fund Management, Inc. ("Navellier"), a registered investment adviser, serves as subadviser to the Growth + Value Portfolio.

Brandes Investment Partners, L.P. ("Brandes"), a registered investment adviser, serves as subadviser to the International Value Portfolio.

Aeltus Investment Management, Inc. ("Aeltus"), a registered investment adviser, serves as subadviser to the Research Enhanced Index Portfolio. Prior to August 1, 2001, J.P. Morgan Investment Management Inc. ("J.P. Morgan"), a registered investment adviser, served as subadviser to the Research Enhanced Index Portfolio.

Class S shares of each Portfolio are subject to a Shareholder Services Plan (the "Plan"). Under the Plan, each Portfolio pays the Administrator a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares. The Administrator is entitled to use the proceeds from the Plan to make payments to insurance companies, broker-dealers or other financial intermediaries for providing services to shareholders of Class S shares.

At June 30, 2002, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

                                       ACCRUED          ACCRUED          ACCRUED
                                       ADVISORY      ADMINISTRATIVE    DISTRIBUTION
                                         FEES             FEES             FEES           TOTAL
                                       --------         --------         --------       --------
Growth + Value Portfolio               $ 48,660         $  6,488         $     --       $ 55,148
Growth Opportunities Portfolio            9,263            1,235            1,463         11,961
MidCap Opportunities Portfolio            3,752              511              317          4,580
SmallCap Opportunities Portfolio         70,917           10,102            4,538         85,557
Research Enhanced Index Portfolio         6,402            9,272               --         15,674
MagnaCap Portfolio                        8,945            1,193            1,784         11,922
International Value Portfolio            41,563            4,959                7         46,529
High Yield Bond Portfolio                 6,146            3,541               --          9,687

--------------------------------------------------------------------------------

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds of sales of investments (excluding U.S. Government and short-term investments) for the six months ended June 30, 2002 were as follows:

                                              GROWTH           MIDCAP          SMALLCAP
                         GROWTH + VALUE    OPPORTUNITIES    OPPORTUNITIES    OPPORTUNITIES
                            PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                          ------------     ------------     ------------     ------------
Aggregate purchases       $148,115,401     $ 32,095,398     $ 11,449,839     $282,581,842
Aggregate sales           $149,174,581     $ 27,141,781     $  9,565,858     $253,739,573

                            RESEARCH                        INTERNATIONAL      HIGH YIELD
                            ENHANCED         MAGNACAP           VALUE             BOND
                            PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                          ------------     ------------     ------------     ------------
Aggregate purchases       $ 12,131,786     $  9,602,047     $ 24,665,835     $  2,829,487
Aggregate sales           $ 19,855,099     $  1,948,650     $  5,546,838     $  4,814,392

U.S. Government Securities not included above were as follows:

                                              GROWTH           MIDCAP          SMALLCAP
                         GROWTH + VALUE    OPPORTUNITIES    OPPORTUNITIES    OPPORTUNITIES
                            PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                          ------------     ------------     ------------     ------------
Aggregate purchases           $  --            $  --            $  --            $ --
Aggregate sales               $  --            $  --            $  --            $ --

                            RESEARCH                        INTERNATIONAL      HIGH YIELD
                            ENHANCED         MAGNACAP           VALUE             BOND
                            PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                          ------------     ------------     ------------     ------------
Aggregate purchases         $109,003           $  --            $  --            $ --
Aggregate sales             $368,529           $  --            $  --            $ --

--------------------------------------------------------------------------------

NOTE 4 -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

                                                             CLASS R
                                                   ----------------------------
                                                       SIX
                                                   MONTHS ENDED     YEAR ENDED
                                                     JUNE 30,      DECEMBER 31,
                                                       2002            2001
                                                   ------------    ------------
GROWTH + VALUE PORTFOLIO
 (NUMBER OF SHARES)
Shares sold                                             783,622       2,552,220
Shares issued as reinvestment of dividends                   --          21,158
Shares redeemed                                      (1,140,984)     (2,043,527)
                                                   ------------    ------------
Net increase (decrease) in shares outstanding          (357,362)        529,851
                                                   ============    ============
GROWTH + VALUE PORTFOLIO ($)
Shares sold                                        $ 11,441,247    $ 43,823,461
Shares issued as reinvestment of dividends                   --         296,420
Shares redeemed                                     (16,473,255)    (34,110,493)
                                                   ------------    ------------
Net increase (decrease)                            $ (5,032,008)   $ 10,009,388
                                                   ============    ============

                                                  CLASS R                         CLASS S
                                     -------------------------------   -------------------------------
                                     SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED   PERIOD ENDED
                                         JUNE 30,       DECEMBER 31,       JUNE 30,       DECEMBER 31,
                                           2002             2001             2002            2001(1)
                                       -----------      -----------      -----------      -----------
GROWTH OPPORTUNITIES PORTFOLIO
 (NUMBER OF SHARES)
Shares sold                                488,967          993,011        1,153,670        1,265,321
Shares redeemed                           (484,374)        (404,985)        (242,049)        (285,001)
                                       -----------      -----------      -----------      -----------
Net increase in shares outstanding           4,593          588,026          911,621          980,320
                                       ===========      ===========      ===========      ===========
GROWTH OPPORTUNITIES PORTFOLIO ($)
Shares sold                            $ 2,464,058      $ 6,419,382      $ 5,861,071      $ 7,292,430
Shares redeemed                         (2,415,715)      (2,709,308)      (1,181,870)      (1,719,036)
                                       -----------      -----------      -----------      -----------
Net increase                           $    48,343      $ 3,710,074      $ 4,679,201      $ 5,573,394
                                       ===========      ===========      ===========      ===========

----------
(1)  Class S commenced offering of shares on May 3, 2001.

                                                       CLASS R                             CLASS S
                                           -------------------------------    -------------------------------
                                           SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED   PERIOD ENDED
                                               JUNE 30,       DECEMBER 31,        JUNE 30,       DECEMBER 31,
                                                 2002             2001              2002           2001(1)
                                             -----------      -----------       -----------      -----------
MIDCAP OPPORTUNITIES PORTFOLIO
 (NUMBER OF SHARES)
Shares sold                                      541,460          561,336           247,311          311,365
Shares issued as reinvestment of dividends            --               59                --               --
Shares redeemed                                 (342,240)        (185,530)          (32,806)        (168,202)
                                             -----------      -----------       -----------      -----------
Net increase in shares outstanding               199,220          375,865           214,505          143,163
                                             ===========      ===========       ===========      ===========
MIDCAP OPPORTUNITIES PORTFOLIO ($)
Shares sold                                  $ 3,173,997      $ 3,711,327       $ 1,430,609      $ 1,862,736
Shares issued as reinvestment of dividends            --              381                --               --
Shares redeemed                               (1,991,570)      (1,218,251)         (190,604)        (997,145)
                                             -----------      -----------       -----------      -----------
Net increase                                 $ 1,182,427      $ 2,493,457       $ 1,240,005      $   865,591
                                             ===========      ===========       ===========      ===========

----------
(1)  Class S commenced offering of shares on May 7, 2001.

--------------------------------------------------------------------------------

                                                            CLASS R                               CLASS S
                                               --------------------------------      --------------------------------
                                               SIX MONTHS ENDED     YEAR ENDED       SIX MONTHS ENDED    PERIOD ENDED
                                                   JUNE 30,        DECEMBER 31,          JUNE 30,        DECEMBER 31,
                                                     2002              2001                2002             2001(1)
                                                 ------------      ------------        ------------      ------------
SMALLCAP OPPORTUNITIES PORTFOLIO
 (NUMBER OF SHARES)
Shares sold                                         1,586,933         2,451,404           1,273,102         1,149,053
Shares issued as reinvestment of dividends                 --            15,338                  --             1,017
Shares redeemed                                      (920,854)       (1,916,552)            (68,323)         (315,388)
                                                 ------------      ------------        ------------      ------------
Net increase in shares outstanding                    666,079           550,190           1,204,779           834,682
                                                 ============      ============        ============      ============
SMALLCAP OPPORTUNITIES PORTFOLIO ($)
Shares sold                                      $ 26,244,068      $ 49,377,479        $ 20,631,420      $ 22,544,118
Shares issued as reinvestment of dividends                 --           248,319                  --            16,454
Shares redeemed                                   (15,075,353)      (38,757,211)         (1,078,348)       (6,103,084)
                                                 ------------      ------------        ------------      ------------
Net increase                                     $ 11,168,715      $ 10,868,587        $ 19,553,072      $ 16,457,488
                                                 ============      ============        ============      ============

----------
(1)  Class S commenced offering of shares on May 3, 2001.

                                                             CLASS R
                                                 ------------------------------
                                                 SIX MONTHS ENDED    YEAR ENDED
                                                    JUNE 30,        DECEMBER 31,
                                                      2002              2001
                                                   -----------      -----------
RESEARCH ENHANCED INDEX PORTFOLIO
 (NUMBER OF SHARES)
Shares sold                                            524,496          694,444
Shares issued as reinvestment of dividends               3,389           27,866
Shares redeemed                                     (2,125,585)      (1,697,251)
                                                   -----------      -----------
Net decrease in shares outstanding                  (1,597,700)        (974,941)
                                                   ===========      ===========
RESEARCH ENHANCED INDEX PORTFOLIO ($)
Shares sold                                        $ 1,933,796      $ 2,736,105
Shares issued as reinvestment of dividends              12,978          105,915
Shares redeemed                                     (7,729,134)      (6,690,271)
                                                   -----------      -----------
Net decrease                                       $(5,782,360)     $(3,848,251)
                                                   ===========      ===========

                                                         CLASS R                             CLASS S
                                             -------------------------------     -------------------------------
                                             SIX MONTHS ENDED    YEAR ENDED      SIX MONTHS ENDED   PERIOD ENDED
                                                 JUNE 30,       DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                   2002             2001               2002           2001(1)
                                               -----------      -----------        -----------      -----------
MAGNACAP PORTFOLIO
 (NUMBER OF SHARES)
Shares sold                                        299,618          206,930            939,640          667,086
Shares issued as reinvestment of dividends             514            2,776              1,225            2,964
Shares redeemed                                   (124,200)         (62,576)          (368,009)         (17,862)
                                               -----------      -----------        -----------      -----------
Net increase in shares outstanding                 175,932          147,130            572,856          652,188
                                               ===========      ===========        ===========      ===========
MAGNACAP PORTFOLIO ($)
Shares sold                                    $ 2,648,643      $ 1,906,554        $ 8,327,919      $ 5,976,203
Shares issued as reinvestment of dividends           4,690           24,179             11,233           25,422
Shares redeemed                                 (1,075,134)        (553,215)        (3,081,536)        (160,557)
                                               -----------      -----------        -----------      -----------
Net increase                                   $ 1,578,199      $ 1,377,518        $ 5,257,616      $ 5,841,068
                                               ===========      ===========        ===========      ===========

----------
(1)  Class S commenced offering of shares on May 7, 2001.

--------------------------------------------------------------------------------

                                                       CLASS R                  CLASS S
                                           ------------------------------    ------------
                                           SIX MONTHS ENDED   YEAR ENDED     PERIOD ENDED
                                               JUNE 30,      DECEMBER 31,      JUNE 30,
                                                 2002            2001           2002(1)
                                             ------------    ------------    ------------
INTERNATIONAL VALUE PORTFOLIO
 (NUMBER OF SHARES)
Shares sold                                     8,667,076       7,134,980           4,264
Shares issued as reinvestment of dividends         10,974         135,154               1
Shares redeemed                                (6,815,462)     (6,234,793)             (6)
                                             ------------    ------------    ------------
Net increase in shares outstanding              1,862,588       1,035,341           4,259
                                             ============    ============    ============
INTERNATIONAL VALUE PORTFOLIO ($)
Shares sold                                  $ 89,488,424    $ 76,172,846    $     46,328
Shares issued as reinvestment of dividends        117,091       1,401,233               8
Shares redeemed                               (70,596,129)    (66,738,442)            (60)
                                             ------------    ------------    ------------
Net increase                                 $ 19,009,386    $ 10,835,637    $     46,276
                                             ============    ============    ============

----------
(1)  Class S commenced offering shares on March 19, 2002.

                                                           CLASS R
                                               --------------------------------
                                               SIX MONTHS ENDED     YEAR ENDED
                                                   JUNE 30,        DECEMBER 31,
                                                     2002              2001
                                                 ------------      ------------
HIGH YIELD BOND PORTFOLIO
 (NUMBER OF SHARES)
Shares sold                                           677,941         4,032,831
Shares issued as reinvestment of dividends            157,678           261,724
Shares redeemed                                      (863,143)       (4,065,660)
                                                 ------------      ------------
Net increase (decrease) in shares outstanding         (27,524)          228,895
                                                 ============      ============
HIGH YIELD BOND PORTFOLIO ($)
Shares sold                                      $  2,125,477      $ 13,771,454
Shares issued as reinvestment of dividends            497,473           854,920
Shares redeemed                                    (2,702,060)      (13,881,222)
                                                 ------------      ------------
Net increase (decrease)                          $    (79,110)     $    745,152
                                                 ============      ============

NOTE 5 -- CREDIT RISK AND DEFAULTED SECURITIES

Although the Portfolios each have a diversified portfolio, the High Yield Bond Portfolio had 8% of its portfolio invested in lower rated and comparable quality unrated high yield securities at June 30, 2002. Investments in higher yielding securities are accompanied by a greater degree of credit risk and such lower rated securities tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At June 30, 2002, the High Yield Bond Portfolio held two securities in default, SA Telecommunications, Inc. and Adelphia Communications. It is each Portfolio's accounting practice to discontinue accrual of income and provide an estimate for probable losses due to unpaid interest income on defaulted securities for the current reporting period.

NOTE 6 -- FEDERAL INCOME TAX -- CAPITAL LOSS CARRYFORWARD

Capital loss carryforwards available for federal income tax purposes as of December 31, 2001 were as follows:

                                          AMOUNT        EXPIRATION DATE
                                       -----------      ---------------
Growth + Value Portfolio               $63,139,156        2009 - 2010
Growth Opportunities Portfolio           4,906,849            2009
MidCap Opportunities Portfolio           1,445,961            2008
SmallCap Opportunities Portfolio        37,311,416            2009
Research Enhanced Index Portfolio        3,801,373        2006 - 2010
MagnaCap Portfolio                         171,334            2009
High Yield Bond Portfolio                6,171,926        2006 - 2010

To the extent any future capital gains are offset by these loss carryforwards, such gains may not be distributed to Shareholders.

--------------------------------------------------------------------------------

NOTE 7 -- SECURITIES LENDING

Under an agreement with Brown Brothers Harriman ("BBH"), the International Value Portfolio can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, U.S. Government securities or irrevocable performance letters of credit issued by banks approved by the Fund. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in Brown Brothers Investment Trust. A portion of the income generated by the investment of the collateral, net of any rebates paid by BBH to borrowers, is remitted to BBH as lending agent and the remainder is paid to the Portfolio. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral.

At June 30, 2002, the International Value Portfolio had securities on loan with a total market value of $214,929.

NOTE 8 -- SUBSEQUENT EVENTS

DIVIDENDS. Subsequent to June 30, 2002 the following Portfolios declared dividends from net investment income of:

                                    PER SHARE
                                      AMOUNT      PAYABLE DATE     RECORD DATE
                                     --------     ------------    -------------
RESEARCH ENHANCED INDEX PORTFOLIO
 Class R                             $ 0.0090     July 3, 2002    June 28, 2002
MAGNACAP PORTFOLIO
 Class R                             $ 0.0281     July 3, 2002    June 28, 2002
 Class S                             $ 0.0259     July 3, 2002    June 28, 2002

ING VP
Growth + Value
Portfolio
            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
 Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCK: 95.38%
                  ADVERTISING: 1.12%
    41,850        Harte-Hanks, Inc.                                $    860,018
                                                                   ------------
                                                                        860,018
                                                                   ------------
                  AGRICULTURE: 0.96%
    13,600        RJ Reynolds Tobacco Holdings, Inc.                    731,000
                                                                   ------------
                                                                        731,000
                                                                   ------------
                  APPAREL: 1.40%
    19,500    @   Coach, Inc.                                         1,070,550
                                                                   ------------
                                                                      1,070,550
                                                                   ------------
                  BANKS: 1.04%
    22,600        Regions Financial Corp.                               794,390
                                                                   ------------
                                                                        794,390
                                                                   ------------
                  CHEMICALS: 3.42%
    88,600        RPM, Inc.                                           1,351,150
    58,800        Schulman (A.), Inc.                                 1,261,201
                                                                   ------------
                                                                      2,612,351
                                                                   ------------
                  COMMERCIAL SERVICES: 5.06%
    36,700    @   Corinthian Colleges, Inc.                           1,243,763
    34,000    @   FTI Consulting, Inc.                                1,190,340
    49,700    @   PRG-Schultz Intl., Inc.                               611,807
    14,200    @   Rent-A-Center, Inc.                                   823,742
                                                                   ------------
                                                                      3,869,652
                                                                   ------------
                  COMPUTERS: 2.76%
    88,000    @   Fidelity National Information Solutions, Inc.       2,112,000
                                                                   ------------
                                                                      2,112,000
                                                                   ------------
                  COSMETICS/PERSONAL CARE: 1.01%
    16,200        Alberto-Culver Co.                                    774,360
                                                                   ------------
                                                                        774,360
                                                                   ------------
                  DISTRIBUTION/WHOLESALE: 2.27%
    45,000        Fastenal Co.                                        1,732,950
                                                                   ------------
                                                                      1,732,950
                                                                   ------------
                  DIVERSIFIED FINANCIAL SERVICES: 1.88%
    41,200        New Century Financial Corp.                         1,440,764
                                                                   ------------
                                                                      1,440,764
                                                                   ------------
                  ELECTRICAL COMPONENTS & EQUIPMENT: 1.37%
    38,100    @   Energizer Holdings, Inc.                            1,044,702
                                                                   ------------
                                                                      1,044,702
                                                                   ------------
                  ELECTRONICS: 3.51%
    46,800        Cubic Corp.                                         1,109,160
    45,000    @   Cymer, Inc.                                         1,576,800
                                                                   ------------
                                                                      2,685,960
                                                                   ------------
                  ENTERTAINMENT: 1.45%
    54,600    @   Isle of Capri Casinos, Inc.                         1,105,650
                                                                   ------------
                                                                      1,105,650
                                                                   ------------
                  FOOD: 6.77%
    26,700        Dole Food Co.                                         770,295
    44,000   @@   Fresh Del Monte Produce                             1,100,000
    77,100    @   Great Atlantic & Pacific Tea Co.                    1,440,999
    30,100    @   RalCorp Holdings, Inc.                                940,625
    37,500        Supervalu, Inc.                                       919,875
                                                                   ------------
                                                                      5,171,794
                                                                   ------------
                  HEALTHCARE-PRODUCTS: 1.45%
    56,300    @   Hanger Orthopedic Group, Inc.                         855,197
     6,200    @   Varian Medical Systems, Inc.                          251,410
                                                                   ------------
                                                                      1,106,607
                                                                   ------------
                  HEALTHCARE-SERVICES: 5.19%
    31,400    @   Anthem, Inc.                                        2,118,872
    39,800    @   Oxford Health Plans                                 1,849,108
                                                                   ------------
                                                                      3,967,980
                                                                   ------------
                  HOME BUILDERS: 6.68%
    88,600        DR Horton, Inc.                                     2,306,258
     3,925    @   NVR, Inc.                                           1,267,775
    15,400        Ryland Group, Inc.                                    766,150
    17,400        Winnebago Industries                                  765,600
                                                                   ------------
                                                                      5,105,783
                                                                   ------------
                  HOME FURNISHINGS: 1.93%
    30,000        Harman Intl. Industries, Inc.                       1,477,500
                                                                   ------------
                                                                      1,477,500
                                                                   ------------
                  HOUSEHOLD PRODUCTS/WARES: 1.52%
    20,800        Fortune Brands, Inc.                                1,164,800
                                                                   ------------
                                                                      1,164,800
                                                                   ------------
                  HOUSEWARES: 2.86%
    62,300        Newell Rubbermaid, Inc.                             2,184,238
                                                                   ------------
                                                                      2,184,238
                                                                   ------------
                  INSURANCE: 4.00%
    60,700        Brown & Brown, Inc.                                 1,912,050
    25,400        Hilb Rogal & Hamilton Co.                           1,149,350
                                                                   ------------
                                                                      3,061,400
                                                                   ------------
                  MACHINERY-DIVERSIFIED: 1.47%
    57,800        AGCO Corp.                                          1,127,100
                                                                   ------------
                                                                      1,127,100
                                                                   ------------
                  MEDIA: 4.89%
    47,400        Belo Corp.                                          1,071,714
    26,400        Media General, Inc.                                 1,584,000
    75,300    @   Sinclair Broadcast Group, Inc.                      1,087,257
                                                                   ------------
                                                                      3,742,971
                                                                   ------------
                  MINING: 1.22%
   141,000  @,@@  Durban Roodepoort Deep Ltd. ADR                       599,250
    30,000   @@   Gold Fields Ltd. ADR                                  336,600
                                                                   ------------
                                                                        935,850
                                                                   ------------
                  MISCELLANEOUS MANUFACTURING: 1.98%
    21,500        ITT Industries, Inc.                                1,517,900
                                                                   ------------
                                                                      1,517,900
                                                                   ------------
                  OIL & GAS: 0.18%
    14,900  @,@@  Hurricane Hydrocarbons                                139,315
                                                                   ------------
                                                                        139,315
                                                                   ------------
                  PACKAGING & CONTAINERS: 1.58%
    29,900    @   Silgan Holdings, Inc.                               1,209,156
                                                                   ------------
                                                                      1,209,156
                                                                   ------------
                  RETAIL: 20.48%
    31,500        BOB Evans Farms                                       991,620
    15,100        Cato Corp.                                            336,730
    37,100        Fred's, Inc.                                        1,364,538
    53,200    @   Michaels Stores, Inc.                               2,074,800
    51,400    @   Panera Bread Co.                                    1,771,758
    81,500    @   Petsmart, Inc.                                      1,307,260
    36,800    @   PF Chang's China Bistro, Inc.                       1,156,256
    38,900        Pier 1 Imports, Inc.                                  816,900
    59,700        Regis Corp.                                         1,613,034
    42,600    @   Sonic Automotive, Inc.                              1,096,950
    83,400    @   Sports Authority, Inc.                                947,424
    74,800    @   Yum! Brands, Inc.                                   2,187,900
                                                                   ------------
                                                                     15,665,170
                                                                   ------------
                  SAVINGS & LOANS: 1.23%
    48,000        Waypoint Financial Corp.                              938,400
                                                                   ------------
                                                                        938,400
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING VP
Growth + Value
Portfolio
        PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Cont.)
--------------------------------------------------------------------------------
 Shares                                                               Value
--------------------------------------------------------------------------------
                  SOFTWARE: 3.63%
    26,000    @   ChoicePoint, Inc.                                $  1,182,220
    20,000    @   IDX Systems Corp.                                     260,400
   163,000    @   VitalWorks, Inc.                                    1,336,600
                                                                   ------------
                                                                      2,779,220
                                                                   ------------
                  TELECOMMUNICATIONS: 0.14%
    17,900   @@   Rostelecom ADR                                        107,400
                                                                   ------------
                                                                        107,400
                                                                   ------------
                  TRANSPORTATION: 0.93%
    37,100        Airborne, Inc.                                        712,320
                                                                   ------------
                                                                        712,320
                                                                   ------------
                  Total Common Stock
                    (Cost $74,666,133)                               72,949,251
                                                                   ------------
Principal
 Amount                                                                Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 3.96%
                  REPURCHASE AGREEMENT: 3.96%
$3,025,000        State Street Bank & Trust Repurchase
                    Agreement dated 06/28/02, 1.830%, due
                    07/01/02, $3,025,461 to be received upon
                    repurchase (Collateralized by 2,535,000
                    USTB, 7.250%, Market Value $3,089,531
                    due 08/15/22)                                  $  3,025,000
                                                                   ------------
                  Total Short-Term Investments
                    (Cost $3,025,000)                                 3,025,000
                                                                   ------------
                  TOTAL INVESTMENTS IN SECURITIES
                    (COST $ 77,691,133)*                   99.34%  $ 75,974,251
                  OTHER ASSETS AND LIABILITIES-NET          0.66%       504,640
                                                         -------   ------------
                  NET ASSETS                              100.00%  $ 76,478,891
                                                         =======   ============

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                  Gross Unrealized Appreciation                    $  3,721,794
                  Gross Unrealized Depreciation                      (5,438,676)
                                                                   ------------
                  Net Unrealized Depreciation                      $ (1,716,882)
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING VP
Growth
Opportunities
Portfolio
            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
 Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCK: 91.49%
                  AEROSPACE/DEFENSE: 4.19%
     1,500        General Dynamics Corp.                           $    159,525
     3,300    @   L-3 Communications Holdings, Inc.                     178,200
     1,700        Lockheed Martin Corp.                                 118,150
     1,200        Northrop Grumman Corp.                                150,000
                                                                   ------------
                                                                        605,875
                                                                   ------------
                  AIRLINES: 0.75%
     3,100  @,@@  Ryanair Holdings PLC ADR                              108,100
                                                                   ------------
                                                                        108,100
                                                                   ------------
                  APPAREL: 1.81%
     2,100    @   Coach, Inc.                                           115,290
     3,900    @   Jones Apparel Group, Inc.                             146,250
                                                                   ------------
                                                                        261,540
                                                                   ------------
                  AUTO MANUFACTURERS: 0.50%
     4,500        Ford Motor Co.                                         72,000
                                                                   ------------
                                                                         72,000
                                                                   ------------
                  BANKS: 4.29%
     2,100        Bank of America Corp.                                 147,756
     2,300        Charter One Financial, Inc.                            79,074
     6,100        North Fork Bancorporation, Inc.                       242,841
     3,000        Wells Fargo & Co.                                     150,180
                                                                   ------------
                                                                        619,851
                                                                   ------------
                  BIOTECHNOLOGY: 1.97%
     1,800    @   Biogen, Inc.                                           74,574
    11,600    @   Exact Sciences Corp.                                  185,252
       700    @   Transkaryotic Therapies, Inc.                          25,235
                                                                   ------------
                                                                        285,061
                                                                   ------------
                  BUILDING MATERIALS: 1.08%
     2,100    @   American Standard Cos., Inc.                          157,710
                                                                   ------------
                                                                        157,710
                                                                   ------------
                  COMMERCIAL SERVICES: 1.70%
     2,200    @   AMN Healthcare Services, Inc.                          77,022
     4,600        Manpower, Inc.                                        169,050
                                                                   ------------
                                                                        246,072
                                                                   ------------
                  COMPUTERS: 2.77%
     5,700    @   Dell Computer Corp.                                   148,998
     1,000        International Business Machines Corp.                  72,000
     3,300    @   Lexmark Intl., Inc.                                   179,520
                                                                   ------------
                                                                        400,518
                                                                   ------------
                  DIVERSIFIED FINANCIAL SERVICES: 0.98%
     3,500        Merrill Lynch & Co., Inc.                             141,750
                                                                   ------------
                                                                        141,750
                                                                   ------------
                  ELECTRICAL COMPONENTS & EQUIPMENT: 0.72%
     4,700    @   Advanced Energy Industries, Inc.                      104,246
                                                                   ------------
                                                                        104,246
                                                                   ------------
                  ELECTRONICS: 2.70%
     4,700    @   Cymer, Inc.                                           164,688
     4,400    @   Gentex Corp.                                          120,868
     3,500    @   Photon Dynamics, Inc.                                 105,000
                                                                   ------------
                                                                        390,556
                                                                   ------------
                  FOOD: 0.87%
     2,600    @   Whole Foods Market, Inc.                              125,372
                                                                   ------------
                                                                        125,372
                                                                   ------------
                  FOREST PRODUCTS & PAPER: 1.06%
     2,400        Weyerhaeuser Co.                                      153,240
                                                                   ------------
                                                                        153,240
                                                                   ------------
                  HEALTHCARE-PRODUCTS: 1.51%
     7,500    @   Boston Scientific Corp.                               219,900
                                                                   ------------
                                                                        219,900
                                                                   ------------
                  HEALTHCARE-SERVICES: 10.01%
     3,600    A   Aetna, Inc.                                           172,692
     3,300    @   Anthem, Inc.                                          222,684
     5,100    @   Community Health Systems, Inc.                        136,680
    11,300    @   Humana, Inc.                                          176,619
       200    @   Mid Atlantic Medical Services                           6,270
     4,000    @   Odyssey HealthCare, Inc.                              145,000
     3,300    @   Oxford Health Plans                                   153,318
     3,200    @   Pediatrix Medical Group, Inc.                          80,000
     1,400    @   Quest Diagnostics                                     120,470
     3,800    @   Triad Hospitals, Inc.                                 161,044
     1,500    @   Universal Health Services, Inc.                        73,500
                                                                   ------------
                                                                      1,448,277
                                                                   ------------
                  HOME BUILDERS: 1.82%
     4,400        DR Horton, Inc.                                       114,532
     2,900        KB Home                                               149,379
                                                                   ------------
                                                                        263,911
                                                                   ------------
                  HOME FURNISHINGS: 0.27%
       900        Maytag Corp.                                           38,385
                                                                   ------------
                                                                         38,385
                                                                   ------------
                  INSURANCE: 4.55%
     1,600        Brown & Brown, Inc.                                    50,400
     2,800        PMI Group, Inc.                                       106,960
     4,300    @   Prudential Financial, Inc.                            143,448
     3,900   @@   RenaissanceRe Holdings Ltd.                           142,740
     6,500  @,@@  Willis Group Holdings Ltd.                            213,915
                                                                   ------------
                                                                        657,463
                                                                   ------------
                  INTERNET: 0.51%
     1,200    @   eBay, Inc.                                             73,944
                                                                   ------------
                                                                         73,944
                                                                   ------------
                  IRON/STEEL: 1.55%
     2,400        Nucor Corp.                                           156,096
     3,500        United States Steel Corp.                              69,615
                                                                   ------------
                                                                        225,711
                                                                   ------------
                  MEDIA: 2.32%
     5,200    @   AOL Time Warner, Inc.                                  76,492
     4,000    @   Lin TV Corp.                                          108,160
     4,500    @   Westwood One, Inc.                                    150,390
                                                                   ------------
                                                                        335,042
                                                                   ------------
                  OIL & GAS: 3.65%
     5,100        GlobalSantaFe Corp.                                   139,485
     4,700  @,@@  Precision Drilling Corp.                              163,278
     6,600    @   Pride Intl., Inc.                                     103,356
     5,900        XTO Energy, Inc.                                      121,540
                                                                   ------------
                                                                        527,659
                                                                   ------------
                  OIL & GAS SERVICES: 3.03%
     3,800        Baker Hughes, Inc.                                    126,502
     2,800    @   Cooper Cameron Corp.                                  135,576
     6,400        Halliburton Co.                                       102,016
     1,700    @   Weatherford Intl. Ltd.                                 73,440
                                                                   ------------
                                                                        437,534
                                                                   ------------
                  PACKAGING & CONTAINERS: 0.91%
     5,500    @   Pactiv Corp.                                          130,900
                                                                   ------------
                                                                        130,900
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING VP
Growth
Opportunities
Portfolio
        PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Cont.)
--------------------------------------------------------------------------------
 Shares                                                               Value
--------------------------------------------------------------------------------
                  PHARMACEUTICALS: 3.33%
     2,100        AmerisourceBergen Corp.                          $    159,600
     1,900        D&K Healthcare Resources, Inc.                         66,994
     3,100    @   Gilead Sciences, Inc.                                 101,928
     2,300   @@   Teva Pharmaceutical Industries ADR                    153,594
                                                                   ------------
                                                                        482,116
                                                                   ------------
                  RETAIL: 21.23%
     2,600    @   Advance Auto Parts                                    141,726
     2,100    @   Autozone, Inc.                                        162,330
     5,200        Blockbuster, Inc.                                     139,880
     6,800        Circuit City Stores, Inc.                             127,500
     4,300    @   Dollar Tree Stores, Inc.                              169,463
     2,700    @   Federated Department Stores                           107,190
    14,000        Gap, Inc.                                             198,800
     8,600    @   Hollywood Entertainment Corp.                         177,848
     2,900    @   HOT Topic, Inc.                                        77,459
     2,000    @   Kohl's Corp.                                          140,160
     5,600    @   Linens 'N Things, Inc.                                183,736
     3,400        Lowe's Cos., Inc.                                     154,360
     4,400    @   Michaels Stores, Inc.                                 171,600
     5,600    @   Petco Animal Supplies, Inc.                           139,496
     5,300        Pier 1 Imports, Inc.                                  111,300
     7,800    @   Staples, Inc.                                         153,660
     2,900    @   Urban Outfitters, Inc.                                100,688
     6,700        Wendy's Intl., Inc.                                   266,861
     9,000    @   Williams-Sonoma, Inc.                                 275,940
     2,400    @   Yum! Brands, Inc.                                      70,200
                                                                   ------------
                                                                      3,070,197
                                                                   ------------
                  SEMICONDUCTORS: 8.57%
     3,800    @   Asyst Technologies, Inc.                               77,330
     5,400    @   Integrated Circuit Systems, Inc.                      109,026
     1,300    @   Kla-Tencor Corp.                                       57,187
     9,100    @   Lam Research Corp.                                    163,618
     6,500  @,@@  Marvell Technology Group Ltd.                         129,285
     5,100    @   Microchip Technology, Inc.                            139,893
     4,000    @   National Semiconductor Corp.                          116,680
     7,300    @   Novellus Systems, Inc.                                248,200
    26,900  @,@@  United Microelectronics Corp. ADR                     197,715
                                                                   ------------
                                                                      1,238,934
                                                                   ------------
                  SOFTWARE: 1.36%
     2,700    @   Microsoft Corp.                                       147,690
     5,100    @   Oracle Corp.                                           48,297
                                                                   ------------
                                                                        195,987
                                                                   ------------
                  TELECOMMUNICATIONS: 1.48%
     7,400        AT&T Corp.                                             79,180
     9,400        Motorola, Inc.                                        135,548
                                                                   ------------
                                                                        214,728
                                                                   ------------
                  Total Common Stock
                    (Cost $ 13,563,669)                              13,232,579
                                                                   ------------
Principal
 Amount                                                               Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 8.37%
                  REPURCHASE AGREEMENTS: 8.37%
$1,210,000        State Street Bank & Trust Repurchase
                    Agreement dated 06/28/02, 1.830%, due
                    07/01/02, $1,210,185 to be received upon
                    repurchase (Collateralized by 1,250,000
                    USTN, 3.500%, Market Value $1,234,375
                    due 11/15/06)                                  $  1,210,000
                                                                   ------------
                  Total Short-Term Investments
                    (Cost $1,210,000)                                 1,210,000
                                                                   ------------
                  TOTAL INVESTMENTS IN SECURITIES
                    (COST $ 14,773,669)*                   99.86%  $ 14,442,579
                  OTHER ASSETS AND LIABILITIES-NET          0.14%        20,663
                                                         -------   ------------
                  NET ASSETS                              100.00%  $ 14,463,242
                                                         =======   ============

@    Non-income producing security
@@   Foreign Issuer
A    Related Party
ADR  American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                  Gross Unrealized Appreciation                    $    639,884
                  Gross Unrealized Depreciation                        (970,974)
                                                                   ------------
                  Net Unrealized Depreciation                      $   (331,090)
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING VP
MidCap
Opportunities
Portfolio
            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
 Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCK: 90.67%
                  AEROSPACE/DEFENSE: 2.82%
     1,650    @   L-3 Communications Holdings, Inc.                $     89,100
       650        Northrop Grumman Corp.                                 81,250
                                                                   ------------
                                                                        170,350
                                                                   ------------
                  AIRLINES: 0.75%
     1,300  @,@@  Ryanair Holdings PLC ADR                               45,332
                                                                   ------------
                                                                         45,332
                                                                   ------------
                  APPAREL: 2.13%
       650    @   Coach, Inc.                                            35,685
     1,300    @   Jones Apparel Group, Inc.                              48,750
     1,400        Liz Claiborne, Inc.                                    44,520
                                                                   ------------
                                                                        128,955
                                                                   ------------
                  AUTO PARTS & EQUIPMENT: 0.76%
     1,000    @   Lear Corp.                                             46,250
                                                                   ------------
                                                                         46,250
                                                                   ------------
                  BANKS: 6.74%
     3,000        AmSouth BanCorp                                        67,140
     2,200        Charter One Financial, Inc.                            75,636
     2,150        Commerce Bancorp, Inc.                                 95,030
     2,300        North Fork Bancorporation, Inc.                        91,563
     1,600        TCF Financial Corp.                                    78,560
                                                                   ------------
                                                                        407,929
                                                                   ------------
                  BEVERAGES: 1.31%
     3,600        Coca-Cola Enterprises, Inc.                            79,488
                                                                   ------------
                                                                         79,488
                                                                   ------------
                  BIOTECHNOLOGY: 0.51%
       750    @   Biogen, Inc.                                           31,073
                                                                   ------------
                                                                         31,073
                                                                   ------------
                  BUILDING MATERIALS: 0.56%
       450    @   American Standard Cos., Inc.                           33,795
                                                                   ------------
                                                                         33,795
                                                                   ------------
                  COMMERCIAL SERVICES: 4.93%
     1,500    @   Career Education Corp.                                 67,500
     3,700    @   Caremark Rx, Inc.                                      61,050
     2,800    @   KPMG Consulting, Inc.                                  41,608
     1,600        Manpower, Inc.                                         58,800
     1,600    @   Weight Watchers Intl., Inc.                            69,504
                                                                   ------------
                                                                        298,462
                                                                   ------------
                  ELECTRONICS: 3.70%
     5,300  @,@@  AU Optronics Corp. ADR                                 44,043
     1,200  @,@@  Flextronics Intl. Ltd.                                  8,556
     1,900    @   Gentex Corp.                                           52,193
     5,400    @   Vishay Intertechnology, Inc.                          118,800
                                                                   ------------
                                                                        223,592
                                                                   ------------
                  FOOD: 0.88%
     1,100    @   Whole Foods Market, Inc.                               53,042
                                                                   ------------
                                                                         53,042
                                                                   ------------
                  FOREST PRODUCTS & PAPER: 1.06%
     1,100        Boise Cascade Corp.                                    37,983
       450        Temple-Inland, Inc.                                    26,037
                                                                   ------------
                                                                         64,020
                                                                   ------------
                  HEALTHCARE-SERVICES: 7.92%
     1,900    A   Aetna, Inc.                                            91,143
     1,000    @   Anthem, Inc.                                           67,480
     3,100    @   Community Health Systems, Inc.                         83,080
     1,900    @   Laboratory Corp. of America Holdings                   86,735
     1,300    @   Oxford Health Plans                                    60,398
       200    @   Quest Diagnostics                                      17,210
     1,700    @   Triad Hospitals, Inc.                                  72,046
                                                                   ------------
                                                                        478,092
                                                                   ------------
                  HOME BUILDERS: 2.65%
     3,900        Clayton Homes, Inc.                                    61,620
     3,800        DR Horton, Inc.                                        98,914
                                                                   ------------
                                                                        160,534
                                                                   ------------
                  HOME FURNISHINGS: 0.32%
       450        Maytag Corp.                                           19,193
                                                                   ------------
                                                                         19,193
                                                                   ------------
                  INSURANCE: 5.30%
     1,500        PMI Group, Inc.                                        57,300
     1,100    @   Principal Financial Group                              34,100
     3,200   @@   RenaissanceRe Holdings Ltd.                           117,120
     3,400  @,@@  Willis Group Holdings Ltd.                            111,894
                                                                   ------------
                                                                        320,414
                                                                   ------------
                  INTERNET: 0.32%
     1,000    @   Network Associates, Inc.                               19,270
                                                                   ------------
                                                                         19,270
                                                                   ------------
                  IRON/STEEL: 2.21%
     1,600        Nucor Corp.                                           104,064
     1,500        United States Steel Corp.                              29,835
                                                                   ------------
                                                                        133,899
                                                                   ------------
                  LODGING: 0.73%
     1,600    @   Mandalay Resort Group                                  44,112
                                                                   ------------
                                                                         44,112
                                                                   ------------
                  MEDIA: 2.45%
       750        Scripps Co. (E.W.)                                     57,750
     1,700    @   Univision Communications, Inc.                         53,380
     1,100    @   Westwood One, Inc.                                     36,762
                                                                   ------------
                                                                        147,892
                                                                   ------------
                  OIL & GAS: 3.52%
     1,000        Diamond Offshore Drilling                              28,500
     3,900    @   Pioneer Natural Resources Co.                         101,595
     5,300    @   Pride Intl., Inc.                                      82,998
                                                                   ------------
                                                                        213,093
                                                                   ------------
                  OIL & GAS SERVICES: 2.98%
     1,400    @   Cooper Cameron Corp.                                   67,788
     2,700        Halliburton Co.                                        43,038
     1,600    @   Weatherford Intl. Ltd.                                 69,120
                                                                   ------------
                                                                        179,946
                                                                   ------------
                  PACKAGING & CONTAINERS: 0.35%
       900    @   Pactiv Corp.                                           21,420
                                                                   ------------
                                                                         21,420
                                                                   ------------
                  PHARMACEUTICALS: 3.63%
     1,100        AmerisourceBergen Corp.                                83,600
       750        D&K Healthcare Resources, Inc.                         26,445
     1,300    @   Gilead Sciences, Inc.                                  42,744
     1,000   @@   Teva Pharmaceutical Industries ADR                     66,780
                                                                   ------------
                                                                        219,569
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING VP
MidCap
Opportunities
Portfolio
        PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Cont.)
--------------------------------------------------------------------------------
 Shares                                                               Value
--------------------------------------------------------------------------------
                  RETAIL: 12.50%
     1,300    @   Advance Auto Parts                               $     70,863
     4,300        Circuit City Stores, Inc.                              80,625
     3,200    @   Dollar Tree Stores, Inc.                              126,112
     1,800    @   Michaels Stores, Inc.                                  70,200
     1,600        Pier 1 Imports, Inc.                                   33,600
       900        Ross Stores, Inc.                                      36,675
       900        Tiffany & Co.                                          31,680
     2,700        Wendy's Intl., Inc.                                   107,541
     4,000    @   Williams-Sonoma, Inc.                                 122,640
     2,600    @   Yum! Brands, Inc.                                      76,050
                                                                   ------------
                                                                        755,986
                                                                   ------------
                  SAVINGS & LOANS: 0.49%
     1,100        New York Community BanCorp, Inc.                       29,810
                                                                   ------------
                                                                         29,810
                                                                   ------------
                  SEMICONDUCTORS: 12.68%
     5,700    @   Atmel Corp.                                            35,682
     4,200    @   Fairchild Semiconductor Intl., Inc.                   102,060
     1,600    @   Integrated Device Technology, Inc.                     29,024
     1,600    @   Intersil Corp.                                         34,208
     3,300    @   Lam Research Corp.                                     59,334
       900    @   LSI Logic Corp.                                         7,875
     1,700  @,@@  Marvell Technology Group Ltd.                          33,813
     4,600    @   Microchip Technology, Inc.                            126,178
     4,000    @   National Semiconductor Corp.                          116,680
     2,000    @   Novellus Systems, Inc.                                 68,000
     2,200    @   QLogic Corp.                                           83,820
     3,000    @   Teradyne, Inc.                                         70,500
                                                                   ------------
                                                                        767,174
                                                                   ------------
                  SOFTWARE: 3.47%
     4,700  @,@@  Cognos, Inc.                                          104,293
     1,600    @   Electronic Arts, Inc.                                 105,680
                                                                   ------------
                                                                        209,973
                                                                   ------------
                  TELECOMMUNICATIONS: 1.88%
    23,500    @   Nextel Communications, Inc.                            75,435
     1,900    @   Utstarcom, Inc.                                        38,323
                                                                   ------------
                                                                        113,758
                                                                   ------------
                  TOYS/GAMES/HOBBIES: 1.12%
     3,200        Mattel, Inc.                                           67,455
                                                                   ------------
                                                                         67,455
                                                                   ------------
                  Total Common Stock (Cost $5,766,371)                5,483,878
                                                                   ------------
Principal
 Amount                                                               Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 9.31%
                  REPURCHASE AGREEMENT: 9.31%
$  563,000        State Street Bank & Trust Repurchase
                    Agreement dated 06/28/02, 1.830%, due
                    07/01/02, $563,086 to be received upon
                    repurchase (Collateralized by 475,000
                    USTB, 7.250%, Market Value $578,906
                    due 08/15/22)                                  $    563,000
                                                                   ------------
                  Total Short-Term Investments
                    (Cost $563,000)                                     563,000
                                                                   ------------
                  TOTAL INVESTMENTS IN SECURITIES
                    (COST $ 6,329,371)*                    99.98%  $  6,046,878
                  OTHER ASSETS AND LIABILITIES-NET          0.02%         1,042
                                                         -------   ------------
                  NET ASSETS                              100.00%  $  6,047,920
                                                         =======   ============

@    Non-income producing security
@@   Foreign Issuer
A    Related Party
ADR  American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                  Gross Unrealized Appreciation                    $    188,080
                  Gross Unrealized Depreciation                        (470,573)
                                                                   ------------
                  Net Unrealized Depreciation                      $   (282,493)
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING VP
SmallCap
Opportunities
Portfolio
            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
 Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCK: 93.38%
                  AEROSPACE/DEFENSE: 1.51%
    75,500    @   Veridian Corp.                                   $  1,713,850
                                                                   ------------
                                                                      1,713,850
                                                                   ------------
                  APPAREL: 0.74%
    52,400    @   Gymboree Corp.                                        839,448
                                                                   ------------
                                                                        839,448
                                                                   ------------
                  AUTO PARTS & EQUIPMENT: 0.65%
     9,400    @   Aftermarket Technology Corp.                          180,480
    12,100    @   Lear Corp.                                            559,625
                                                                   ------------
                                                                        740,105
                                                                   ------------
                  BANKS: 1.85%
    19,100        East-West BanCorp, Inc.                               659,332
    41,800        Wintrust Financial Corp.                            1,445,026
                                                                   ------------
                                                                      2,104,358
                                                                   ------------
                  BIOTECHNOLOGY: 2.81%
    30,800    @   Charles River Laboratories Intl., Inc.              1,079,540
    89,700    @   Exact Sciences Corp.                                1,432,509
    22,500    @   InterMune, Inc.                                       474,750
       100    @   Martek Biosciences Corp.                                2,092
     5,600    @   Transkaryotic Therapies, Inc.                         201,880
                                                                   ------------
                                                                      3,190,771
                                                                   ------------
                  COMMERCIAL SERVICES: 6.38%
    19,700    @   AMN Healthcare Services, Inc.                         689,697
    28,400    @   Career Education Corp.                              1,278,000
    17,400    @   Cross Country, Inc.                                   657,720
    18,900    @   FTI Consulting, Inc.                                  661,689
    21,600    @   Hewitt Associates, Inc.                               503,280
    48,600    @   Medical Staffing Network Holdings, Inc.             1,190,700
    78,700    @   PRG-Schultz Intl., Inc.                               968,797
    22,400    @   Rent-A-Center, Inc.                                 1,299,424
                                                                   ------------
                                                                      7,249,307
                                                                   ------------
                  COMPUTERS: 3.01%
    12,800    @   Carreker Corp.                                        144,896
    28,100    @   Cognizant Technology Solutions Corp.                1,510,375
    17,100    @   Pec Solutions, Inc.                                   409,032
    97,300    @   Silicon Storage Technology, Inc.                      758,940
    10,800    @   SRA Intl., Inc.                                       291,384
    39,600    @   Synaptics, Inc.                                       298,584
                                                                   ------------
                                                                      3,413,211
                                                                   ------------
                  ELECTRICAL COMPONENTS & EQUIPMENT: 0.42%
    21,700    @   Advanced Energy Industries, Inc.                      481,306
                                                                   ------------
                                                                        481,306
                                                                   ------------
                  ELECTRONICS: 2.39%
    53,800    @   Cymer, Inc.                                         1,885,152
    27,900    @   Photon Dynamics, Inc.                                 837,000
                                                                   ------------
                                                                      2,722,152
                                                                   ------------
                  ENVIRONMENTAL CONTROL: 0.70%
    22,400    @   Stericycle, Inc.                                      793,184
                                                                   ------------
                                                                        793,184
                                                                   ------------
                  FOOD: 0.68%
    17,200    @   J&J Snack Foods Corp.                                 773,312
                                                                   ------------
                                                                        773,312
                                                                   ------------
                  HAND/MACHINE TOOLS: 0.54%
    25,400        Regal-Beloit Corp.                                    617,474
                                                                   ------------
                                                                        617,474
                                                                   ------------
                  HEALTHCARE-PRODUCTS: 3.13%
    15,900    @   Advanced Neuromodulation Systems, Inc.                484,950
    28,600    @   American Medical Systems Holdings, Inc.               573,716
    27,200    @   CTI Molecular Imaging, Inc.                           623,968
    17,600        Mentor Corp.                                          646,078
    60,500    @   Wright Medical Group, Inc.                          1,219,680
                                                                   ------------
                                                                      3,548,392
                                                                   ------------
                  HEALTHCARE-SERVICES: 8.31%
    28,200    @   Amsurg Corp.                                          740,532
    30,300    @   Coventry Health Care, Inc.                            861,126
     3,600    @   Dianon Systems, Inc.                                  192,312
    16,400    @   Health Net, Inc.                                      439,028
    36,800    @   Inveresk Research Group, Inc.                         478,768
    25,600    @   LabOne, Inc.                                          665,344
     1,500    @   Mid Atlantic Medical Services                          47,025
    45,300    @   Odyssey HealthCare, Inc.                            1,642,125
    20,700    @   Pacificare Health Systems                             563,040
    23,200    @   Pediatrix Medical Group, Inc.                         580,000
    38,550    @   Province Healthcare Co.                               861,978
    54,700    @   Sierra Health Services                              1,222,545
    37,300    @   United Surgical Partners Intl., Inc.                1,155,554
                                                                   ------------
                                                                      9,449,377
                                                                   ------------
                  HOME BUILDERS: 2.82%
    11,300    @   Beazer Homes USA, Inc.                                904,000
    32,300        Standard-Pacific Corp.                              1,133,084
    40,500    @   WCI Communities, Inc.                               1,172,475
                                                                   ------------
                                                                      3,209,559
                                                                   ------------
                  HOME FURNISHINGS: 0.49%
    11,200        Harman Intl. Industries, Inc.                         551,600
                                                                   ------------
                                                                        551,600
                                                                   ------------
                  INSURANCE: 1.46%
    38,100    @   Arch Capital Group Ltd.                             1,072,515
    18,700        Brown & Brown, Inc.                                   589,050
                                                                   ------------
                                                                      1,661,565
                                                                   ------------
                  INTERNET: 0.23%
    10,200    @   Websense, Inc.                                        260,814
                                                                   ------------
                                                                        260,814
                                                                   ------------
                  IRON/STEEL: 0.73%
    50,600    @   Steel Dynamics, Inc.                                  833,382
                                                                   ------------
                                                                        833,382
                                                                   ------------
                  LEISURE TIME: 0.59%
    21,800    @   Nautilus Group, Inc.                                  667,080
                                                                   ------------
                                                                        667,080
                                                                   ------------
                  LODGING: 0.53%
    33,600    @   Station Casinos, Inc.                                 599,760
                                                                   ------------
                                                                        599,760
                                                                   ------------
                  MEDIA: 2.72%
    76,500    @   Cumulus Media, Inc.                                 1,054,170
    54,400    @   Lin TV Corp.                                        1,470,976
    10,500    @   Regent Communications, Inc.                            74,120
    34,500    @   Sinclair Broadcast Group, Inc.                        498,146
                                                                   ------------
                                                                      3,097,412
                                                                   ------------
                  METAL FABRICATE/HARDWARE: 0.84%
    31,200    @   Shaw Group, Inc.                                      957,840
                                                                   ------------
                                                                        957,840
                                                                   ------------
                  MINING: 0.30%
    29,700    @   Liquidmetal Technologies                              344,520
                                                                   ------------
                                                                        344,520
                                                                   ------------

                   See Accompanying Notes to Financial Statements

ING VP
SmallCap
Opportunities
Portfolio
        PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Cont.)
--------------------------------------------------------------------------------
 Shares                                                               Value
--------------------------------------------------------------------------------
                  MISCELLANEOUS MANUFACTURING: 0.69%
    25,400    @   CoorsTek, Inc.                                   $    785,113
                                                                   ------------
                                                                        785,113
                                                                   ------------
                  OIL & GAS: 2.79%
    13,600    @   Evergreen Resources, Inc.                             578,000
    54,100  @,@@  Precision Drilling Corp.                            1,879,434
    19,700    @   Spinnaker Exploration Co.                             709,594
                                                                   ------------
                                                                      3,167,028
                                                                   ------------
                  OIL & GAS SERVICES: 4.06%
    14,600    @   Cooper Cameron Corp.                                  706,932
   115,000    @   Grant Prideco, Inc.                                 1,564,000
   126,000    @   Horizon Offshore, Inc.                              1,063,440
    46,100    @   Newpark Resources                                     338,835
    53,800    @   Varco Intl., Inc.                                     943,652
                                                                   ------------
                                                                      4,616,859
                                                                   ------------
                  PHARMACEUTICALS: 5.69%
    23,300    @   Accredo Health, Inc.                                1,075,062
    22,800    @   Bentley Pharmaceuticals, Inc.                         264,480
    19,200    @   CV Therapeutics, Inc.                                 357,504
    51,100    @   Eon Labs, Inc.                                        909,069
    20,100    @   Pharmaceutical Resources, Inc.                        558,378
    29,700    @   Sangstat Medical Corp.                                682,506
    21,000    @   Scios, Inc.                                           642,810
    32,800   @@   Serono SA ADR                                         534,640
    32,600    @   Trimeris, Inc.                                      1,447,114
                                                                   ------------
                                                                      6,471,563
                                                                   ------------
                  RETAIL: 19.39%
    20,700    @   AC Moore Arts & Crafts, Inc.                          980,145
    10,600    @   Advance Auto Parts                                    577,806
    31,600    @   Aeropostale, Inc.                                     864,892
    25,600    @   Big 5 Sporting Goods Corp.                            365,824
    85,400    @   Big Lots, Inc.                                      1,680,672
    32,300    @   Chico's FAS, Inc.                                   1,173,136
    15,500    @   Christopher & Banks Corp.                             655,650
    63,600    @   CSK Auto Corp.                                        886,584
    33,300    @   Gart Sports Co.                                       948,717
    59,600    @   Goody's Family Clothing, Inc.                         687,188
    67,300    @   Hollywood Entertainment Corp.                       1,391,764
    21,700    @   HOT Topic, Inc.                                       579,607
    35,900    @   J Jill Group, Inc.                                  1,362,405
    24,700        Landry's Restaurants, Inc.                            630,097
    34,500    @   Linens 'N Things, Inc.                              1,131,945
    34,200    @   Movie Gallery, Inc.                                   722,304
    52,900    @   Petco Animal Supplies, Inc.                         1,317,739
    77,800    @   Petsmart, Inc.                                      1,247,912
    19,600    @   PF Chang's China Bistro, Inc.                         615,832
    40,000        Pier 1 Imports, Inc.                                  840,000
    58,900    @   Restoration Hardware, Inc.                            521,265
    17,100    @   Shoe Carnival, Inc.                                   364,914
    18,600    @   Too, Inc.                                             572,880
    38,200    @   Urban Outfitters, Inc.                              1,326,304
    24,400    @   Wet Seal, Inc.                                        592,920
                                                                   ------------
                                                                     22,038,502
                                                                   ------------
                  SEMICONDUCTORS: 11.98%
    46,700    @   Actel Corp.                                           981,634
    66,900    @   Asyst Technologies, Inc.                            1,361,415
    35,700    @   ATMI, Inc.                                            798,609
    61,900    @   August Technology Corp.                               612,191
   188,600    @   ChipPAC, Inc.                                       1,165,548
    33,900        Cohu, Inc.                                            585,792
    25,700    @   Credence Systems Corp.                                456,689
    38,800    @   Exar Corp.                                            765,136
    43,800        Helix Technology Corp.                                902,280
    66,100    @   Integrated Circuit Systems, Inc.                    1,334,559
    64,500    @   Microsemi Corp.                                       425,700
    80,400    @   Omnivision Technologies, Inc.                       1,153,740
    60,900    @   Power Integrations, Inc.                            1,090,049
    37,100    @   Silicon Image, Inc.                                   227,052
    29,000    @   Silicon Laboratories, Inc.                            784,740
    42,550    @   Zoran Corp.                                           974,821
                                                                   ------------
                                                                     13,619,955
                                                                   ------------
                  SOFTWARE: 4.95%
    61,100    @   Activision, Inc.                                    1,775,566
    18,900    @   IDX Systems Corp.                                     246,078
    54,100    @   Per-Se Technologies, Inc.                             497,666
   100,800    @   Pinnacle Systems, Inc.                              1,107,691
    76,200    @   PracticeWorks, Inc.                                 1,405,890
    72,600    @   VitalWorks, Inc.                                      595,320
                                                                   ------------
                                                                      5,628,211
                                                                   ------------
                  Total Common Stock (Cost $108,724,964)            106,147,010
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING VP
SmallCap
Opportunities
Portfolio
        PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Cont.)
--------------------------------------------------------------------------------
Principal
 Amount                                                               Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 5.63%
                  REPURCHASE AGREEMENT: 5.63%
$6,395,000        State Street Bank & Trust Repurchase
                    Agreement dated 06/28/02, 1.830%, due
                    07/01/02, $6,395,975 to be received upon
                    repurchase (Collateralized by 5,355,000
                    USTB, 7.250%, Market Value $6,526,406
                    due 08/15/22)                                  $  6,395,000
                                                                   ------------
                  Total Short-Term Investments
                    (Cost $6,395,000)                                 6,395,000
                                                                   ------------
                  TOTAL INVESTMENTS IN SECURITIES
                    (COST $ 115,119,964)*                  99.01%  $112,542,010
                  OTHER ASSETS AND LIABILITIES-NET          0.99%     1,124,865
                                                         -------   ------------
                  NET ASSETS                              100.00%  $113,666,875
                                                         =======   ============

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                  Gross Unrealized Appreciation                    $  7,048,901
                  Gross Unrealized Depreciation                      (9,626,855)
                                                                   ------------
                  Net Unrealized Depreciation                      $ (2,577,954)
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING VP
Research
Enhanced Index
Portfolio
            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
 Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCK: 78.06%
                  ADVERTISING: 0.03%
        70        Omnicom Group                                    $      3,193
                                                                   ------------
                                                                          3,193
                                                                   ------------
                  AEROSPACE/DEFENSE: 0.63%
        70        General Dynamics Corp.                                  7,444
        70        Goodrich Corp.                                          1,912
       160        Lockheed Martin Corp.                                  11,120
        40        Northrop Grumman Corp.                                  5,000
       140        Raytheon Co.                                            5,705
       160        Rockwell Collins, Inc.                                  4,387
       400        United Technologies Corp.                              27,160
                                                                   ------------
                                                                         62,728
                                                                   ------------
                  AGRICULTURE: 0.06%
       180        UST, Inc.                                               6,120
                                                                   ------------
                                                                          6,120
                                                                   ------------
                  AIRLINES: 0.05%
       300        Southwest Airlines Co.                                  4,848
                                                                   ------------
                                                                          4,848
                                                                   ------------
                  APPAREL: 0.35%
       140    @   Jones Apparel Group, Inc.                               5,250
       200        Liz Claiborne, Inc.                                     6,360
       260        Nike, Inc.                                             13,949
       100    @   Reebok Intl. Ltd.                                       2,950
       170        VF Corp.                                                6,666
                                                                   ------------
                                                                         35,175
                                                                   ------------
                  AUTO MANUFACTURERS: 0.62%
     1,530        Ford Motor Co.                                         24,480
       480        General Motors Corp.                                   25,656
        90    @   Navistar Intl. Corp.                                    2,880
       180        Paccar, Inc.                                            7,990
                                                                   ------------
                                                                         61,006
                                                                   ------------
                  AUTO PARTS & EQUIPMENT: 0.29%
       120        Cooper Tire & Rubber Co.                                2,466
       210        Dana Corp.                                              3,891
       570        Delphi Corp.                                            7,524
       160        Goodyear Tire & Rubber Co.                              2,994
       180        TRW, Inc.                                              10,256
       140        Visteon Corp.                                           1,988
                                                                   ------------
                                                                         29,119
                                                                   ------------
                  BANKS: 5.87%
       370        AmSouth BanCorp                                         8,281
     1,810        Bank of America Corp.                                 127,352
     1,410        Bank One Corp.                                         54,257
       460        BB&T Corp.                                             17,756
       180        Charter One Financial, Inc.                             6,188
       170        Comerica, Inc.                                         10,438
       220        Fifth Third BanCorp                                    14,663
       150        First Tennessee National Corp.                          5,745
       870        FleetBoston Financial Corp.                            28,144
       250        Huntington Bancshares, Inc.                             4,855
       380        KeyCorp.                                               10,374
       240        Marshall & Ilsley Corp.                                 7,423
       360        Mellon Financial Corp.                                 11,315
       730        National City Corp.                                    24,272
        80        Northern Trust Corp.                                    3,525
       240        PNC Financial Services Group, Inc.                     12,547
       240        Regions Financial Corp.                                 8,436
       360        SouthTrust Corp.                                        9,403
       300        State Street Corp.                                     13,410
       240        SunTrust Banks, Inc.                                   16,253
       210        Union Planters Corp.                                    6,798
     1,610        US BanCorp                                             37,594
     1,650        Wachovia Corp.                                         62,997
     1,520        Wells Fargo & Co.                                      76,091
        60        Zions Bancorporation                                    3,126
                                                                   ------------
                                                                        581,243
                                                                   ------------
                  BEVERAGES: 2.63%
       750        Anheuser-Busch Cos., Inc.                              37,500
        60        Brown-Forman Corp.                                      4,140
     2,190        Coca-Cola Co.                                         122,640
       390        Coca-Cola Enterprises, Inc.                             8,611
        70        Coors (Adolph)                                          4,361
       260        Pepsi Bottling Group, Inc.                              8,008
     1,560        PepsiCo, Inc.                                          75,192
                                                                   ------------
                                                                        260,452
                                                                   ------------
                  BIOTECHNOLOGY: 0.59%
       890    @   Amgen, Inc.                                            37,273
       160    @   Chiron Corp.                                            5,656
       230    @   Genzyme Corp.-Genl Division                             4,425
       480    @   Immunex Corp.                                          10,723
                                                                   ------------
                                                                         58,077
                                                                   ------------
                  BUILDING MATERIALS: 0.26%
        70    @   American Standard Cos., Inc.                            5,257
       750        Masco Corp.                                            20,332
                                                                   ------------
                                                                         25,589
                                                                   ------------
                  CHEMICALS: 1.50%
       240        Air Products & Chemicals, Inc.                         12,113
       110        Ashland, Inc.                                           4,455
       810        Dow Chemical Co.                                       27,848
     1,190        Du Pont (E.I.) de Nemours & Co.                        52,836
        70        Eastman Chemical Co.                                    3,286
       130        Ecolab, Inc.                                            6,010
       160        Engelhard Corp.                                         4,531
        90        International Flavors & Fragrances, Inc.                2,924
       150        PPG Industries, Inc.                                    9,285
       180        Praxair, Inc.                                          10,255
       280        Rohm & Haas Co.                                        11,337
       130        Sherwin-Williams Co.                                    3,891
                                                                   ------------
                                                                        148,771
                                                                   ------------
                  COMMERCIAL SERVICES: 0.73%
       160    @   Apollo Group, Inc.                                      6,307
       490    @   Concord EFS, Inc.                                      14,769
        60    @   Convergys Corp.                                         1,169
       140        Deluxe Corp.                                            5,445
       200        Equifax, Inc.                                           5,400
       150        H&R Block, Inc.                                         6,922
       240        McKesson Corp.                                          7,848
       130        Moody's Corp.                                           6,468
       320        Paychex, Inc.                                          10,013
       230    @   Quintiles Transnational Corp.                           2,873
       120    @   Robert Half Intl., Inc.                                 2,796
        90        RR Donnelley & Sons Co.                                 2,480
                                                                   ------------
                                                                         72,490
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING VP
Research
Enhanced Index
Portfolio
        PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Cont.)
--------------------------------------------------------------------------------
 Shares                                                               Value
--------------------------------------------------------------------------------
                  COMPUTERS: 3.21%
       280    @   Apple Computer, Inc.                             $      4,962
       260    @   Computer Sciences Corp.                                12,428
     3,720    @   Dell Computer Corp.                                    97,241
       380        Electronic Data Systems Corp.                          14,117
     1,900    @   EMC Corp.-Mass.                                        14,345
     2,423        Hewlett-Packard Co.                                    37,016
     1,450        International Business Machines Corp.                 104,400
       110    @   Lexmark Intl., Inc.                                     5,984
       350    @   Network Appliance, Inc.                                 4,354
     2,600  @,@@  Seagate Technology, Inc.                                  208
     2,690    @   Sun Microsystems, Inc.                                 13,477
       220    @   Unisys Corp.                                            1,980
       360    @   Veritas Software Corp.                                  7,124
                                                                   ------------
                                                                        317,636
                                                                   ------------
                  COSMETICS/PERSONAL CARE: 2.74%
        20        Alberto-Culver Co.                                        956
       240        Avon Products, Inc.                                    12,538
       460        Colgate-Palmolive Co.                                  23,023
       930        Gillette Co.                                           31,499
       440        Kimberly-Clark Corp.                                   27,280
     1,970        Procter & Gamble Co.                                  175,921
                                                                   ------------
                                                                        271,217
                                                                   ------------
                  DISTRIBUTION/WHOLESALE: 0.13%
       180        Genuine Parts Co.                                       6,277
       130        WW Grainger, Inc.                                       6,513
                                                                   ------------
                                                                         12,790
                                                                   ------------
                  DIVERSIFIED FINANCIAL SERVICES: 6.02%
     1,130        American Express Co.                                   41,042
       170        Bear Stearns Cos., Inc.                                10,404
       210        Capital One Financial Corp.                            12,821
     4,590        Citigroup, Inc.                                       177,862
       180        Countrywide Credit Industries, Inc.                     8,685
     1,190        Fannie Mae                                             87,762
       620        Freddie Mac                                            37,944
       550        Household Intl., Inc.                                  27,335
     1,760        JP Morgan Chase & Co.                                  59,699
       210        Lehman Brothers Holdings, Inc.                         13,129
     1,010        MBNA Corp.                                             33,401
       710        Merrill Lynch & Co., Inc.                              28,755
       950        Morgan Stanley                                         40,926
       130        SLM Corp.                                              12,597
       140        Stilwell Financial, Inc.                                2,548
        60        T Rowe Price Group, Inc.                                1,973
                                                                   ------------
                                                                        596,883
                                                                   ------------
                  ELECTRIC: 1.96%
       390    @   AES Corp.                                               2,114
       110        Allegheny Energy, Inc.                                  2,832
       270        American Electric Power Co., Inc.                      10,805
       170        Cinergy Corp.                                           6,118
       210        Consolidated Edison, Inc.                               8,767
       140        Constellation Energy Group, Inc.                        4,108
       270        Dominion Resources, Inc.                               17,874
       140        DTE Energy Co.                                          6,250
       690        Duke Energy Corp.                                      21,459
       440    @   Edison Intl.                                            7,480
       200        Entergy Corp.                                           8,488
       260        FirstEnergy Corp.                                       8,679
       450    @   Mirant Corp.                                            3,285
       190        NiSource, Inc.                                          4,148
       680    @   PG&E Corp.                                             12,165
       110        Pinnacle West Capital Corp.                             4,345
       100        PPL Corp.                                               3,308
       220        Progress Energy, Inc.                                  11,442
       220        Public Service Enterprise Group, Inc.                   9,526
       350        Reliant Energy, Inc.                                    5,915
       580        Southern Co.                                           15,892
       100        TECO Energy, Inc.                                       2,475
       250        TXU Corp.                                              12,888
       220        Xcel Energy, Inc.                                       3,689
                                                                   ------------
                                                                        194,052
                                                                   ------------
                  ELECTRICAL COMPONENTS & EQUIPMENT: 0.28%
        90    @   American Power Conversion                               1,137
       370        Emerson Electric Co.                                   19,799
       190        Molex, Inc.                                             6,371
                                                                   ------------
                                                                         27,307
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING VP
Research
Enhanced Index
Portfolio
        PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Cont.)
--------------------------------------------------------------------------------
 Shares                                                               Value
--------------------------------------------------------------------------------
                  ELECTRONICS: 0.51%
       380    @   Agilent Technologies, Inc.                       $      8,987
       230        Applera Corp. -- Applied Biosystems Group               4,483
       250    @   Jabil Circuit, Inc.                                     5,278
        90        Johnson Controls, Inc.                                  7,345
       140        Parker Hannifin Corp.                                   6,691
       550    @   Sanmina-SCI Corp.                                       3,470
     1,130    @   Solectron Corp.                                         6,950
        80    @   Tektronix, Inc.                                         1,497
       260    @   Thermo Electron Corp.                                   4,290
        50    @   Waters Corp.                                            1,335
                                                                   ------------
                                                                         50,326
                                                                   ------------
                  ENGINEERING & CONSTRUCTION: 0.04%
       100        Fluor Corp.                                             3,895
                                                                   ------------
                                                                          3,895
                                                                   ------------
                  ENTERTAINMENT: 0.06%
       100    @   International Game Technology                           5,670
                                                                   ------------
                                                                          5,670
                                                                   ------------
                  ENVIRONMENTAL CONTROL: 0.16%
       150    @   Allied Waste Industries, Inc.                           1,440
       540    @   Waste Management, Inc.                                 14,067
                                                                   ------------
                                                                         15,507
                                                                   ------------
                  FOOD: 1.76%
       410        Albertson's, Inc.                                      12,489
       875        Archer-Daniels-Midland Co.                             11,191
       360        Campbell Soup Co.                                       9,958
       650        Conagra Foods, Inc.                                    17,972
       310        General Mills, Inc.                                    13,665
       110        Hershey Foods Corp.                                     6,875
       120        HJ Heinz Co.                                            4,932
       380        Kellogg Co.                                            13,627
       700    @   Kroger Co.                                             13,930
       670        Sara Lee Corp.                                         13,829
       160        Supervalu, Inc.                                         3,925
       580        Sysco Corp.                                            15,788
       490   @@   Unilever NV ADR                                        31,752
        80        WM Wrigley Jr Co.                                       4,428
                                                                   ------------
                                                                        174,361
                                                                   ------------
                  FOREST PRODUCTS & PAPER: 0.49%
        50        Boise Cascade Corp.                                     1,726
       240        Georgia-Pacific Corp.                                   5,899
       420        International Paper Co.                                18,304
       200        Plum Creek Timber Co., Inc.                             6,140
        70        Temple-Inland, Inc.                                     4,050
       200        Weyerhaeuser Co.                                       12,770
                                                                   ------------
                                                                         48,889
                                                                   ------------
                  GAS: 0.14%
       140        KeySpan Corp.                                           5,271
        50        Nicor, Inc.                                             2,287
        50        Peoples Energy Corp.                                    1,823
       220        Sempra Energy                                           4,869
                                                                   ------------
                                                                         14,250
                                                                   ------------
                  HAND/MACHINE TOOLS: 0.12%
       100        Black & Decker Corp.                                    4,820
       100        Snap-On, Inc.                                           2,969
       110        Stanley Works                                           4,511
                                                                   ------------
                                                                         12,300
                                                                   ------------
                  HEALTHCARE-PRODUCTS: 2.59%
        60        Bausch & Lomb, Inc.                                     2,031
       210        Baxter Intl., Inc.                                      9,335
       230        Becton Dickinson & Co.                                  7,923
       100        Biomet, Inc.                                            2,712
       340    @   Boston Scientific Corp.                                 9,969
        60        CR Bard, Inc.                                           3,395
       460    @   Guidant Corp.                                          13,906
     2,680        Johnson & Johnson                                     140,057
     1,020        Medtronic, Inc.                                        43,707
       120    @   St. Jude Medical, Inc.                                  8,862
       180        Stryker Corp.                                           9,632
       130    @   Zimmer Holdings, Inc.                                   4,636
                                                                   ------------
                                                                        256,165
                                                                   ------------
                  HEALTHCARE-SERVICES: 0.91%
       180    A   Aetna, Inc.                                             8,635
        90    @   Health Management Associates, Inc.                      1,813
       420    @   Healthsouth Corp.                                       5,372
       190    @   Humana, Inc.                                            2,970
       160    @   Manor Care, Inc.                                        3,680
       270    @   Tenet Healthcare Corp.                                 19,318
       360        UnitedHealth Group, Inc.                               32,958
       200    @   Wellpoint Health Networks                              15,562
                                                                   ------------
                                                                         90,308
                                                                   ------------
                  HOME BUILDERS: 0.08%
        60        Centex Corp.                                            3,467
        90        KB Home                                                 4,636
                                                                   ------------
                                                                          8,103
                                                                   ------------
                  HOME FURNISHINGS: 0.15%
       220        Leggett & Platt, Inc.                                   5,148
       100        Maytag Corp.                                            4,265
        90        Whirlpool Corp.                                         5,882
                                                                   ------------
                                                                         15,295
                                                                   ------------
                  HOUSEHOLD PRODUCTS/WARES: 0.28%
        90        Avery Dennison Corp.                                    5,647
       260        Clorox Co.                                             10,751
       200        Fortune Brands, Inc.                                   11,200
                                                                   ------------
                                                                         27,598
                                                                   ------------
                  HOUSEWARES: 0.09%
       260        Newell Rubbermaid, Inc.                                 9,116
                                                                   ------------
                                                                          9,116
                                                                   ------------
                  INSURANCE: 2.86%
       160   @@   ACE Ltd.                                                5,056
       450        Aflac, Inc.                                            14,400
       600        Allstate Corp.                                         22,188
       110        AMBAC Financial Group, Inc.                             7,392
       931        American Intl. Group                                   63,522
       230        AON Corp.                                               6,780
       170        Chubb Corp.                                            12,036
       150        Cigna Corp.                                            14,613
       110        Cincinnati Financial Corp.                              5,118
        90        Hartford Financial Services Group, Inc.                 5,352
       150        Jefferson-Pilot Corp.                                   7,050
       250        John Hancock Financial Services, Inc.                   8,800
        70        Lincoln National Corp.                                  2,940
        70        Loews Corp.                                             3,709
       230        Marsh & McLennan Cos., Inc.                            22,218
       130        MBIA, Inc.                                              7,349
       840        Metlife, Inc.                                          24,192
       120        MGIC Investment Corp.                                   8,136
       290        Progressive Corp.                                      16,776
       100        Safeco Corp.                                            3,089
        70        St. Paul Cos.                                           2,724
       130        Torchmark Corp.                                         4,966
       230        UnumProvident Corp.                                     5,853
       110   @@   XL Capital Ltd.                                         9,317
                                                                   ------------
                                                                        283,576
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING VP
Research
Enhanced Index
Portfolio
        PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Cont.)
--------------------------------------------------------------------------------
 Shares                                                               Value
--------------------------------------------------------------------------------
                  INTERNET: 0.07%
       500    @   Yahoo, Inc.                                      $      7,380
                                                                   ------------
                                                                          7,380
                                                                   ------------
                  IRON/STEEL: 0.06%
        90        Nucor Corp.                                             5,854
                                                                   ------------
                                                                          5,854
                                                                   ------------
                  LEISURE TIME: 0.34%
        70        Brunswick Corp.                                         1,960
       520        Carnival Corp.                                         14,399
       250        Harley-Davidson, Inc.                                  12,817
       130    @   Sabre Holdings Corp.                                    4,654
                                                                   ------------
                                                                         33,830
                                                                   ------------
                  LODGING: 0.14%
        90    @   Harrah's Entertainment, Inc.                            3,991
       300        Hilton Hotels Corp.                                     4,170
        80        Marriott Intl., Inc.                                    3,044
        70        Starwood Hotels & Resorts Worldwide, Inc.               2,302
                                                                   ------------
                                                                         13,507
                                                                   ------------
                  MACHINERY-DIVERSIFIED: 0.22%
       260        Deere & Co.                                            12,454
       160        Dover Corp.                                             5,600
       190        Rockwell Automation, Inc.                               3,796
                                                                   ------------
                                                                         21,850
                                                                   ------------
                  MEDIA: 1.72%
       560    @   Clear Channel Communications, Inc.                     17,931
       820    @   Comcast Corp.                                          19,549
        40        Dow Jones & Co., Inc.                                   1,938
       220        Gannett Co., Inc.                                      16,698
        90        Knight-Ridder, Inc.                                     5,666
       200        McGraw-Hill Cos., Inc.                                 11,940
       100        Meredith Corp.                                          3,835
       130        New York Times Co.                                      6,695
       300        Tribune Co.                                            13,050
       200    @   Univision Communications, Inc.                          6,280
     1,500    @   Viacom, Inc.                                           66,555
                                                                   ------------
                                                                        170,137
                                                                   ------------
                  MINING: 0.52%
       280   @@   Alcan, Inc.                                            10,506
       300        Alcoa, Inc.                                             9,945
       510   @@   Barrick Gold Corp.                                      9,685
       110  @,@@  Inco Ltd.                                               2,490
       410        Newmont Mining Corp. Holding Co.                       10,795
       110        Phelps Dodge Corp.                                      4,532
       300   @@   Placer Dome, Inc.                                       3,363
                                                                   ------------
                                                                         51,316
                                                                   ------------
                  MISCELLANEOUS MANUFACTURING: 3.93%
       340        3M Co.                                                 41,820
       110        Cooper Industries Ltd.                                  4,323
       100        Crane Co.                                               2,538
       130        Danaher Corp.                                           8,626
       290        Eastman Kodak Co.                                       8,459
        60        Eaton Corp.                                             4,365
     8,800        General Electric Co.                                  255,640
       280        Honeywell Intl., Inc.                                   9,864
       260        Illinois Tool Works, Inc.                              17,758
        90        ITT Industries, Inc.                                    6,354
       150        Textron, Inc.                                           7,035
     1,690   @@   Tyco Intl. Ltd.                                        22,832
                                                                   ------------
                                                                        389,614
                                                                   ------------
                  OFFICE/BUSINESS EQUIPMENT: 0.14%
       220        Pitney Bowes, Inc.                                      8,738
       690    @   Xerox Corp.                                             4,809
                                                                   ------------
                                                                         13,547
                                                                   ------------
                  OIL & GAS: 4.98%
       110        Amerada Hess Corp.                                      9,075
       270        Apache Corp.                                           15,520
        90        Burlington Resources, Inc.                              3,420
     1,169        ChevronTexaco Corp.                                   103,457
       660        Conoco, Inc.                                           18,348
       180        Devon Energy Corp.                                      8,870
        50        EOG Resources, Inc.                                     1,985
     2,990        Exxon Mobil Corp.                                     122,351
       440        Marathon Oil Corp.                                     11,933
       160  @,@@  Nabors Industries Ltd.                                  5,648
        90    @   Noble Corp.                                             3,474
       470        Occidental Petroleum Corp.                             14,095
       410        Phillips Petroleum Co.                                 24,141
     2,320   @@   Royal Dutch Petroleum Co. ADR                         128,226
       120        Sunoco, Inc.                                            4,276
       330        Transocean, Inc.                                       10,279
       240        Unocal Corp.                                            8,866
                                                                   ------------
                                                                        493,964
                                                                   ------------
                  OIL & GAS SERVICES: 0.19%
       150        Baker Hughes, Inc.                                      4,993
       170    @   BJ Services Co.                                         5,760
       510        Halliburton Co.                                         8,129
                                                                   ------------
                                                                         18,882
                                                                   ------------
                  PACKAGING & CONTAINERS: 0.14%
        60        Ball Corp.                                              2,489
        70        Bemis Co.                                               3,325
       220    @   Pactiv Corp.                                            5,236
        60    @   Sealed Air Corp.                                        2,416
                                                                   ------------
                                                                         13,466
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING VP
Research
Enhanced Index
Portfolio
        PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Cont.)
--------------------------------------------------------------------------------
 Shares                                                               Value
--------------------------------------------------------------------------------
                  PHARMACEUTICALS: 5.30%
       540        Abbott Laboratories                              $     20,331
       120        Allergan, Inc.                                          8,010
        90        AmerisourceBergen Corp.                                 6,840
     1,640        Bristol-Myers Squibb Co.                               42,148
     1,000        Eli Lilly & Co.                                        56,400
       170    @   Forest Laboratories, Inc.                              12,036
       300    @   King Pharmaceuticals, Inc.                              6,675
       210    @   Medimmune, Inc.                                         5,544
     2,010        Merck & Co., Inc.                                     101,786
     5,500        Pfizer, Inc.                                          192,500
       460        Pharmacia Corp.                                        17,227
     1,240        Schering-Plough Corp.                                  30,504
        90    @   Watson Pharmaceuticals, Inc.                            2,274
       450        Wyeth                                                  23,040
                                                                   ------------
                                                                        525,315
                                                                   ------------
                  PIPELINES: 0.08%
       280        Dynegy, Inc.                                            2,016
       180        EL Paso Corp.                                           3,710
        50        Kinder Morgan, Inc.                                     1,901
                                                                   ------------
                                                                          7,627
                                                                   ------------
                  REITS: 0.25%
       410        Equity Office Properties Trust                         12,341
       250        Equity Residential                                      7,187
       150        Simon Property Group, Inc.                              5,526
                                                                   ------------
                                                                         25,054
                                                                   ------------
                  RETAIL: 7.28%
       130    @   Autozone, Inc.                                         10,049
       440    @   Bed Bath & Beyond, Inc.                                16,606
       405    @   Best Buy Co., Inc.                                     14,701
       310        Circuit City Stores, Inc.                               5,813
       370    @   Costco Wholesale Corp.                                 14,289
       250        Darden Restaurants, Inc.                                6,175
       330        Dollar General Corp.                                    6,280
       170        Family Dollar Stores                                    5,993
       200    @   Federated Department Stores                             7,940
       780        Gap, Inc.                                              11,076
     3,530        Home Depot, Inc.                                      129,657
       450        JC Penney Co., Inc.                                     9,909
       290    @   Kohl's Corp.                                           20,323
     1,180        Lowe's Cos., Inc.                                      53,572
       740        Ltd. Brands                                            15,762
       240        May Department Stores Co.                               7,903
     1,080        McDonald's Corp.                                       30,726
       470    @   Office Depot, Inc.                                      7,896
       250        RadioShack Corp.                                        7,515
       280        Sears Roebuck and Co.                                  15,204
       690    @   Staples, Inc.                                          13,593
       420    @   Starbucks Corp.                                        10,437
       760        Target Corp.                                           28,956
       140        Tiffany & Co.                                           4,928
       830        TJX Cos., Inc.                                         16,276
       190    @   Toys R US, Inc.                                         3,301
       360        Walgreen Co.                                           13,907
     3,960        Wal-Mart Stores, Inc.                                 217,840
       100        Wendy's Intl., Inc.                                     3,983
       380    @   Yum! Brands, Inc.                                      11,115
                                                                   ------------
                                                                        721,725
                                                                   ------------
                  SAVINGS & LOANS: 0.45%
       200        Golden West Financial Corp.                            13,756
       840        Washington Mutual, Inc.                                31,172
                                                                   ------------
                                                                         44,928
                                                                   ------------
                  SEMICONDUCTORS: 2.74%
       250    @   Altera Corp.                                            3,400
       540    @   Analog Devices, Inc.                                   16,038
     1,880    @   Applied Materials, Inc.                                35,758
       500    @   Applied Micro Circuits Corp.                            2,365
       310    @   Broadcom Corp.                                          5,437
     5,640        Intel Corp.                                           103,043
       190    @   Kla-Tencor Corp.                                        8,358
       440        Linear Technology Corp.                                13,829
       400    @   LSI Logic Corp.                                         3,500
       360    @   Maxim Integrated Products                              13,799
       180    @   National Semiconductor Corp.                            5,251
       170    @   Novellus Systems, Inc.                                  5,780
       150    @   Nvidia Corp.                                            2,577
       280    @   PMC - Sierra, Inc.                                      2,596
       160    @   QLogic Corp.                                            6,096
       120    @   Teradyne, Inc.                                          2,820
     1,390        Texas Instruments, Inc.                                32,943
       340    @   Xilinx, Inc.                                            7,626
                                                                   ------------
                                                                        271,216
                                                                   ------------
                  SOFTWARE: 5.02%
       240        Adobe Systems, Inc.                                     6,840
       200        Autodesk, Inc.                                          2,650
       740        Automatic Data Processing                              32,227
       320    @   BMC Software, Inc.                                      5,312
        70    @   Citrix Systems, Inc.                                      423
       470        Computer Associates Intl., Inc.                         7,468
       440    @   Compuware Corp.                                         2,671
       730        First Data Corp.                                       27,156
       190    @   Fiserv, Inc.                                            6,975
       180    @   Intuit, Inc.                                            8,950
       100    @   Mercury Interactive Corp.                               2,296
     6,180    @   Microsoft Corp.                                       338,046
     4,610    @   Oracle Corp.                                           43,657
       400    @   Peoplesoft, Inc.                                        5,952
        90    @   Rational Software Corp.                                   739
       450    @   Siebel Systems, Inc.                                    6,399
                                                                   ------------
                                                                        497,761
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING VP
Research
Enhanced Index
Portfolio
        PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Cont.)
--------------------------------------------------------------------------------
 Shares                                                               Value
--------------------------------------------------------------------------------
                  TELECOMMUNICATIONS: 4.75%
       290        Alltel Corp.                                     $     13,630
       220    @   Andrew Corp.                                            3,153
     3,240        AT&T Corp.                                             34,668
     2,519    @   AT&T Wireless Services, Inc.                           14,736
     2,230        BellSouth Corp.                                        70,245
       260        CenturyTel, Inc.                                        7,670
     6,190    @   Cisco Systems, Inc.                                    86,350
       290    @   Comverse Technology, Inc.                               2,685
     1,990        Motorola, Inc.                                         28,696
       320    @   Qualcomm, Inc.                                          8,797
     2,980        SBC Communications, Inc.                               90,890
       120        Scientific-Atlanta, Inc.                                1,974
       730        Sprint Corp.-FON Group                                  7,745
       330    @   Sprint Corp.-PCS Group                                  1,475
       200    @   Tellabs, Inc.                                           1,240
     2,410        Verizon Communications, Inc.                           96,762
                                                                   ------------
                                                                        470,716
                                                                   ------------
                  TEXTILES: 0.07%
       140        Cintas Corp.                                            6,920
                                                                   ------------
                                                                          6,920
                                                                   ------------
                  TOBACCO: 0.84%
     1,900        Philip Morris Cos., Inc.                               82,992
                                                                   ------------
                                                                         82,992
                                                                   ------------
                  TOYS/GAMES/HOBBIES: 0.15%
       160        Hasbro, Inc.                                            2,170
       610        Mattel, Inc.                                           12,859
                                                                   ------------
                                                                         15,029
                                                                   ------------
                  TRANSPORTATION: 0.49%
       320        Burlington Northern Santa Fe Corp.                      9,600
       190        CSX Corp.                                               6,659
       250        FedEx Corp.                                            13,350
       140        Norfolk Southern Corp.                                  3,273
       250        Union Pacific Corp.                                    15,820
                                                                   ------------
                                                                         48,702
                                                                   ------------
                  Total Common Stock (Cost $8,288,386)                7,735,387
                                                                   ------------
Principal
 Amount                                                               Value
--------------------------------------------------------------------------------
SHORT TERM-INVESTMENTS: 22.69%
$2,248,000        Citibank Credit Card Issuance Trust,
                    2.050%, due 07/01/2002                         $  2,248,000
                                                                   ------------
                  Total Short Term-Investments
                    (Cost $2,248,000)                                 2,248,000
                                                                   ------------
                  TOTAL INVESTMENTS IN SECURITIES
                    (COST $ 10,536,386)*                  100.75%  $  9,983,387
                  OTHER ASSETS AND LIABILITIES-NET         -0.75%       (74,434)
                                                         -------   ------------
                  NET ASSETS                              100.00%  $  9,908,953
                                                         =======   ============

@    Non-income producing security
@@   Foreign Issuer
A    Related Party
ADR  American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                  Gross Unrealized Appreciation                    $    268,422
                  Gross Unrealized Depreciation                        (821,421)
                                                                   ------------
                  Net Unrealized Depreciation                      $   (552,999)
                                                                   ============

                           No. of        Notional     Expiration    Unrealized
Long Contracts            Contracts    Market Value      Date          Loss
--------------            ---------    ------------     ------      ----------
S&P 500 Index Futures         9         $2,227,725      Sep-02      $  (94,297)

Information concerning open futures contracts at June 30, 2002 is shown below:

                 See Accompanying Notes to Financial Statements

ING VP
MagnaCap
Portfolio
            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
 Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCK: 99.39%
                  BANKS: 1.39%
     8,000        US BanCorp.                                      $    186,800
                                                                   ------------
                                                                        186,800
                                                                   ------------
                  BEVERAGES: 1.74%
     4,200        Coca-Cola Co.                                         235,200
                                                                   ------------
                                                                        235,200
                                                                   ------------
                  CHEMICALS: 1.56%
     3,400        PPG Industries, Inc.                                  210,460
                                                                   ------------
                                                                        210,460
                                                                   ------------
                  COMMERCIAL SERVICES: 1.07%
     9,100    @   Cendant Corp.                                         144,508
                                                                   ------------
                                                                        144,508
                                                                   ------------
                  COMPUTERS: 2.29%
     9,800    @   EMC Corp.-Mass.                                        73,990
    15,406        Hewlett-Packard Co.                                   235,404
                                                                   ------------
                                                                        309,394
                                                                   ------------
                  COSMETICS/PERSONAL CARE: 1.20%
     2,600        Kimberly-Clark
                  Corp.                                                 161,200
                                                                   ------------
                                                                        161,200
                                                                   ------------
                  DIVERSIFIED FINANCIAL SERVICES: 2.66%
     6,400        Alliance Capital Management Holding LP                219,200
     3,600        Citigroup, Inc.                                       139,500
                                                                   ------------
                                                                        358,700
                                                                   ------------
                  ELECTRIC: 14.20%
     4,700        Duke Energy Corp.                                     146,170
     7,000        Entergy Corp.                                         297,080
     3,100        FPL Group, Inc.                                       185,969
    23,900    @   Reliant Resources, Inc.                               209,125
    15,550        Southern Co.                                          426,070
    12,500        TECO Energy, Inc.                                     309,375
     4,400        TXU Corp.                                             226,820
     6,800        Xcel Energy, Inc.                                     114,036
                                                                   ------------
                                                                      1,914,645
                                                                   ------------
                  ELECTRICAL COMPONENTS & EQUIPMENTS: 1.35%
     3,400        Emerson Electric Co.                                  181,934
                                                                   ------------
                                                                        181,934
                                                                   ------------
                  FOOD: 1.73%
    11,300        Sara Lee Corp.                                        233,232
                                                                   ------------
                                                                        233,232
                                                                   ------------
                  FOREST PRODUCTS & PAPER: 4.76%
     3,200        Bowater, Inc.                                         173,984
     3,500        International Paper Co.                               152,530
     4,400        MeadWestvaco Corp.                                    147,664
     2,900        Temple-Inland, Inc.                                   167,794
                                                                   ------------
                                                                        641,972
                                                                   ------------
                  HEALTHCARE-SERVICES: 2.14%
     3,700    @   Wellpoint Health Networks                             287,897
                                                                   ------------
                                                                        287,897
                                                                   ------------
                  INSURANCE: 16.31%
     5,900        Allstate Corp.                                        218,182
     3,400        Chubb Corp.                                           240,720
     4,400        Cigna Corp.                                           428,648
     5,800        Jefferson-Pilot Corp.                                 272,600
     5,200        Loews Corp.                                           275,548
     5,800        Old Republic Intl. Corp.                              182,700
     3,200    @   Principal Financial Group                              99,200
     6,800        St. Paul Cos.                                         264,656
    12,200    @   Travelers Property Casualty Corp.                     215,940
                                                                   ------------
                                                                      2,198,194
                                                                   ------------
                  MACHINERY-CONSTRUCTION & MINING: 1.13%
     3,100        Caterpillar, Inc.                                     151,745
                                                                   ------------
                                                                        151,745
                                                                   ------------
                  MINING: 3.00%
     9,350        Alcoa, Inc.                                           309,953
     5,300    @   Freeport-McMoRan Copper & Gold, Inc.                   94,605
                                                                   ------------
                                                                        404,558
                                                                   ------------
                  MISCELLANEOUS MANUFACTURING: 4.07%
    13,400        Honeywell Intl., Inc.                                 472,082
     5,710   @@   Tyco Intl. Ltd.                                        77,142
                                                                   ------------
                                                                        549,224
                                                                   ------------
                  OIL & GAS: 11.66%
     3,400        Amerada Hess Corp.                                    280,500
     6,500        Anadarko Petroleum Corp.                              320,450
     4,160        Apache Corp.                                          239,117
     2,300        ChevronTexaco Corp.                                   203,550
     3,400        Conoco, Inc.                                           94,520
     2,100        GlobalSantaFe Corp.                                    57,435
     3,500        Kerr-McGee Corp.                                      187,425
     3,200        Phillips Petroleum Co.                                188,416
                                                                   ------------
                                                                      1,571,413
                                                                   ------------
                  OIL & GAS SERVICES: 0.51%
     4,350        Halliburton Co.                                        69,339
                                                                   ------------
                                                                         69,339
                                                                   ------------
                  PHARMACEUTICALS: 5.93%
    11,300        Bristol-Myers Squibb Co.                              290,410
     5,600    @   IVAX Corp.                                             60,480
     5,300        Merck & Co., Inc.                                     268,392
     4,800        Pharmacia Corp.                                       179,760
                                                                   ------------
                                                                        799,042
                                                                   ------------
                  PIPELINES: 3.53%
    18,000        Aquila, Inc.                                          135,000
    11,200        Dynegy, Inc.                                           80,640
    12,600        EL Paso Corp.                                         259,686
                                                                   ------------
                                                                        475,326
                                                                   ------------
                  RETAIL: 6.22%
     5,800        CVS Corp.                                             177,480
     4,500        May Department Stores Co.                             148,185
    11,500        McDonald's Corp.                                      327,175
     6,200        RadioShack Corp.                                      186,372
                                                                   ------------
                                                                        839,212
                                                                   ------------
                  SAVINGS & LOANS: 1.43%
     5,200        Washington Mutual, Inc.                               192,971
                                                                   ------------
                                                                        192,971
                                                                   ------------
                  SEMICONDUCTORS: 1.05%
    14,600    @   Advanced Micro Devices, Inc.                          141,912
                                                                   ------------
                                                                        141,912
                                                                   ------------
                  TELECOMMUNICATIONS: 6.27%
    13,800    @   3Com Corp.                                             60,720
    19,000    @   ADC Telecommunications, Inc.                           43,510
    34,400    @   AT&T Wireless Services, Inc.                          201,240
    33,400    @   Tellabs, Inc.                                         207,080
     8,300        Verizon Communications, Inc.                          333,245
                                                                   ------------
                                                                        845,795
                                                                   ------------
                  TOBACCO: 2.19%
     6,750        Philip Morris Cos., Inc.                              294,840
                                                                   ------------
                                                                        294,840
                                                                   ------------
                  Total Common Stock (Cost $14,742,027)              13,399,513
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING VP
MagnaCap
Portfolio
        PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Cont.)
--------------------------------------------------------------------------------
Principal
 Amount                                                               Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 3.72%
                  REPURCHASE AGREEMENT: 3.72%
$  502,000        State Street Bank & Trust Repurchase
                    Agreement dated 06/28/02, 1.830%, due
                    07/01/02, $502,077 to be received upon
                    repurchase (Collateralized by 425,000
                    USTB, 7.250%, Market Value $517,969
                    due 08/15/22)                                  $    502,000
                                                                   ------------
                  Total Short-Term Investments
                    (Cost $502,000)                                     502,000
                                                                   ------------
                  TOTAL INVESTMENTS IN SECURITIES
                    (COST $ 15,244,027)*                  103.11%  $ 13,901,513
                  OTHER ASSETS AND LIABILITIES-NET         -3.11%      (419,570)
                                                         -------   ------------
                  NET ASSETS                              100.00%  $ 13,481,943
                                                         =======   ============

@    Non-income producing security
@@   Foreign Issuer
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                  Gross Unrealized Appreciation                    $    467,744
                  Gross Unrealized Depreciation                      (1,810,258)
                                                                   ------------
                  Net Unrealized Depreciation                      $ (1,342,514)
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING VP
International
Value
Portfolio
            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
 Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCK: 89.66%
                  BERMUDA: 2.33%
    88,550        Tyco Intl. Ltd.                                  $  1,196,310
                                                                   ------------
                  TOTAL BERMUDA                                       1,196,310
                                                                   ------------
                  BRAZIL: 0.88%
    87,800        Centrais Eletricas Brasileiras SA ADR                 452,793
                                                                   ------------
                  TOTAL BRAZIL                                          452,793
                                                                   ------------
                  CANADA: 1.29%
   457,131    @   Nortel Networks Corp.                                 662,840
                                                                   ------------
                  TOTAL CANADA                                          662,840
                                                                   ------------
                  CHINA: 0.50%
 1,202,000        PetroChina Co. Ltd.                                   255,818
                                                                   ------------
                  TOTAL CHINA                                           255,818
                                                                   ------------
                  FRANCE: 2.66%
   107,200        Alcatel SA                                            743,858
    17,400        Alstom                                                183,680
     9,400        Renault SA                                            438,703
                                                                   ------------
                  TOTAL FRANCE                                        1,366,241
                                                                   ------------
                  GERMANY: 6.37%
    10,500        BASF AG                                               485,901
    22,326        Bayerische Hypo-und Vereinsbank AG                    723,985
   106,400        Deutsche Telekom                                      998,392
    18,300        E.ON AG                                             1,064,206
                                                                   ------------
                  TOTAL GERMANY                                       3,272,484
                                                                   ------------
                  HONG KONG: 1.71%
    73,455        Jardine Matheson Holdings Ltd.                        437,057
    86,500        Swire Pacific Ltd.                                    442,495
                                                                   ------------
                  TOTAL HONG KONG                                       879,552
                                                                   ------------
                  IRELAND: 0.59%
    23,046        Allied Irish Banks PLC                                305,521
                                                                   ------------
                  TOTAL IRELAND                                         305,521
                                                                   ------------
                  ITALY: 4.30%
    32,350        ENI-Ente Nazionale Idrocarburi S.p.A.                 513,361
   213,600        IntesaBci S.p.A.                                      650,553
   133,900        Telecom Italia S.p.A.                               1,046,590
                                                                   ------------
                  TOTAL ITALY                                         2,210,504
                                                                   ------------
                  JAPAN: 19.94%
     7,000        Daiichi Pharmaceutical Co. Ltd.                       127,920
    67,000        Daiwa House Industry Co. Ltd.                         409,805
    40,000        Hitachi Ltd.                                          258,678
       119        Japan Tobacco, Inc.                                   798,364
   120,000        Komatsu Ltd.                                          429,573
    96,000        Matsushita Electric Industrial Co. Ltd.             1,309,746
        95    @   Millea Holdings, Inc.                                 780,040
   147,000        Mitsubishi Heavy Industries Ltd.                      445,269
       138        Mitsubishi Tokyo Financial Group, Inc.                930,441
   206,000        Nippon Oil Corp.                                    1,065,754
     7,900        Nippon Telegraph & Telephone Corp. ADR                162,661
       152        Nippon Telegraph & Telephone Corp.                    625,300
    13,000        Ono Pharmaceutical Co. Ltd.                           464,286
    53,000        Sankyo Co. Ltd.                                       720,878
   153,000        Sumitomo Mitsui Banking Corp.                         746,871
    20,400        TDK Corp.                                             963,485
                                                                   ------------
                  TOTAL JAPAN                                        10,239,071
                                                                   ------------
                  MEXICO: 5.48%
    68,900        America Movil SA de CV ADR                            923,260
    26,000        Cemex SA de CV ADR                                    685,360
    37,600        Telefonos de Mexico SA de CV ADR                    1,206,208
                                                                   ------------
                  TOTAL MEXICO                                        2,814,828
                                                                   ------------
                  NETHERLANDS: 3.37%
    12,471        ABN Amro Holding NV                                   226,051
     6,800        Akzo Nobel NV                                         295,510
    30,900        European Aeronautic Defense and Space Co.             474,209
    38,600        Wolters Kluwer NV ADR                                 731,246
                                                                   ------------
                  TOTAL NETHERLANDS                                   1,727,016
                                                                   ------------
                  NEW ZEALAND: 1.02%
   218,300        Telecom Corp. of New Zealand Ltd.                     523,850
                                                                   ------------
                  TOTAL NEW ZEALAND                                     523,850
                                                                   ------------
                  PORTUGAL: 1.13%
    82,308        Portugal Telecom SGPS SA                              580,057
                                                                   ------------
                  TOTAL PORTUGAL                                        580,057
                                                                   ------------
                  RUSSIA: 0.88%
     6,900        LUKOIL ADR                                            452,709
                                                                   ------------
                  TOTAL RUSSIA                                          452,709
                                                                   ------------
                  SINGAPORE: 2.86%
    96,000        DBS Group Holdings Ltd. ADR                           673,970
    19,615        DBS Group Holdings Ltd.                               137,708
    99,000        Oversea-Chinese Banking Corp.                         655,796
                                                                   ------------
                  TOTAL SINGAPORE                                     1,467,474
                                                                   ------------
                  SOUTH KOREA: 3.93%
    63,900        Korea Electric Power Corp. ADR                        669,033
    31,600    L   KT Corp. ADR                                          684,140
    24,300        POSCO ADR                                             662,661
                                                                   ------------
                  TOTAL SOUTH KOREA                                   2,015,834
                                                                   ------------
                  SPAIN: 7.33%
    99,033        Banco Bilbao Vizcaya Argentaria SA                  1,117,656
   149,600        Repsol YPF SA                                       1,760,591
   104,170    @   Telefonica SA                                         872,739
       475    @   Telefonica SA ADR                                      11,804
                                                                   ------------
                  TOTAL SPAIN                                         3,762,790
                                                                   ------------
                  SWITZERLAND: 2.67%
       920        Swisscom AG                                           267,069
     5,468        Zurich Financial Services AG                        1,101,592
                                                                   ------------
                  TOTAL SWITZERLAND                                   1,368,661
                                                                   ------------
                  UNITED KINGDOM: 20.23%
   191,300        BAE Systems PLC                                       977,144
    60,400        British American Tobacco PLC                          649,269
   124,060        BT Group PLC                                          476,684
   517,500    @   Corus Group PLC                                       662,809
   174,100        Friends Provident PLC                                 384,252
    82,400        HSBC Holdings PLC                                     948,159
   235,636        Imperial Chemical Industries PLC                    1,146,122
   288,000        Invensys PLC                                          390,824
    93,257        Marks & Spencer Group PLC                             530,027
   195,400        Reuters Group PLC                                   1,036,818
   254,200        Royal & Sun Alliance Insurance Group                  934,095
   167,200        Safeway PLC                                           718,288
   100,900        South African Breweries PLC                           790,006
    81,400        Unilever PLC                                          742,206
                                                                   ------------
                  TOTAL UNITED KINGDOM                               10,386,703
                                                                   ------------
                  VENEZUELA: 0.19%
     6,887        Cia Anonima Nacional Telefonos de
                    Venezuela - CANTV ADR                                98,002
                                                                   ------------
                  TOTAL VENEZUELA                                        98,002
                                                                   ------------
                  Total Common Stock (Cost $50,006,750)              46,039,058
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING VP
International
Value
Portfolio
        PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Cont.)
--------------------------------------------------------------------------------
 Shares                                                               Value
--------------------------------------------------------------------------------
PREFERRED STOCK: 2.75%
                  BRAZIL: 2.75%
     9,048        Banco Bradesco SA ADR                            $    178,698
    19,700        Cia Vale do Rio Doce ADR                              511,215
    15,600        Petroleo Brasileiro SA -Petrobras ADR                 271,440
    45,439        Tele Norte Leste Participacoes SA ADR                 452,118
                                                                   ------------
                  TOTAL BRAZIL                                        1,413,471
                                                                   ------------
                  Total Preferred Stock
                    (Cost $1,620,391)                                 1,413,471
                                                                   ------------
                  TOTAL INVESTMENTS IN SECURITIES
                    (COST $ 51,627,141)*                   92.41%  $ 47,452,529
                  OTHER ASSETS AND LIABILITIES-NET          7.59%     3,897,074
                                                         -------   ------------
                  NET ASSETS                              100.00%  $ 51,349,603
                                                         =======   ============

@    Non-income producing security
ADR  American Depository Receipt
L    Loaned security, a portion or all of the security is on loan at June 30,
     2002
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                  Gross Unrealized Appreciation                    $  3,105,868
                  Gross Unrealized Depreciation                      (7,280,480)
                                                                   ------------
                  Net Unrealized Depreciation                      $ (4,174,612)
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING VP
International
Value
Portfolio
        PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Cont.)
--------------------------------------------------------------------------------

                                                                  Percentage of
Industry                                                            Net Assets
--------                                                            ----------
Aerospace/Defense                                                      2.83%
Agriculture                                                            2.82%
Auto Manufacturers                                                     0.85%
Banks                                                                 14.21%
Beverages                                                              1.54%
Building Materials                                                     1.33%
Chemicals                                                              3.75%
Computers                                                              1.88%
Electric                                                               4.26%
Electrical Components & Equipment                                      0.50%
Food                                                                   2.84%
Holding Companies-Diversified                                          1.71%
Home Builders                                                          0.80%
Home Furnishings                                                       2.55%
Insurance                                                              6.23%
Iron/Steel                                                             2.58%
Machinery-Construction & Mining                                        0.84%
Machinery-Diversified                                                  0.36%
Media                                                                  3.44%
Mining                                                                 1.00%
Miscellaneous Manufacturing                                            3.96%
Oil & Gas                                                              8.41%
Pharmaceuticals                                                        2.56%
Retail                                                                 1.03%
Telecommunications                                                    20.13%
Other Assets and Liabilities, Net                                      7.59%
                                                                    -------
NET ASSETS                                                           100.00%
                                                                    =======

                 See Accompanying Notes to Financial Statements

ING VP
High Yield
Bond
Portfolio
            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Principal
 Amount                                                               Value
--------------------------------------------------------------------------------
CORPORATE BONDS: 78.86%
                  AEROSPACE/DEFENSE: 1.04%
$  100,000        Sequa Corp., 8.875%, due 04/01/08                $    100,500
                                                                   ------------
                                                                        100,500
                                                                   ------------
                  AGRICULTURE: 2.16%
   100,000        DIMON, Inc., 9.625%, due 10/15/11                     105,250
   100,000        Standard Commercial Tobacco Co., 8.875%,
                    due 08/01/05                                        103,500
                                                                   ------------
                                                                        208,750
                                                                   ------------
                  AIRLINES: 1.05%
   200,000        Atlas Air, Inc., 9.375%, due 11/15/06                 101,000
                                                                   ------------
                                                                        101,000
                                                                   ------------
                  APPAREL: 0.76%
   100,000        Cluett American Corp., 10.125%, due 05/15/08           73,500
                                                                   ------------
                                                                         73,500
                                                                   ------------
                  AUTO PARTS & EQUIPMENT: 2.09%
   100,000        American Axle & Manufacturing, Inc.,
                    9.750%, due 03/01/09                                106,500
   100,000        Collins & Aikman Products, 11.500%,
                    due 04/15/06                                         95,250
                                                                   ------------
                                                                        201,750
                                                                   ------------
                  BUILDING MATERIALS: 2.44%
    50,000   XX   Advanced Lighting Technologies, Inc.,
                    8.000%, due 03/15/08                                 33,250
   100,000        Dayton Superior Corp., 13.000%, due 06/15/09          100,500
   100,000        Nortek, Inc., 8.875%, due 08/01/08                    101,250
                                                                   ------------
                                                                        235,000
                                                                   ------------
                  CHEMICALS: 2.03%
   100,000        Applied Extrusion Technologies, Inc.,
                    10.750%, due 07/01/11                                90,500
   100,000        MacDermid, Inc., 9.125%, due 07/15/11                 105,500
                                                                   ------------
                                                                        196,000
                                                                   ------------
                  COMMERCIAL SERVICES: 4.16%
   100,000        Mail-Well, Inc., 8.750%, due 12/15/08                  89,500
   100,000        Neff Corp., 10.250%, due 01/01/08                      60,500
   150,000        United Rentals, Inc., 9.250%, due 01/15/09            151,500
   100,000        United Rentals, Inc., 9.000%, due 04/01/09            100,000
                                                                   ------------
                                                                        401,500
                                                                   ------------
                  COSMETICS/PERSONAL CARE: 0.95%
   100,000        Elizabeth Arden, Inc., 10.375%, due 05/15/07           91,500
                                                                   ------------
                                                                         91,500
                                                                   ------------
                  DIVERSIFIED FINANCIAL SERVICES: 1.86%
   100,000        Madison River Capital LLC/Madison River
                    Finance Corp., 13.250%, due 03/01/10                 80,500
   100,000    #   Meditrust Exercisable Put Options Securities
                    Trust, 7.114%, due 08/15/04                          99,000
                                                                   ------------
                                                                        179,500
                                                                   ------------
                  ELECTRIC: 1.38%
    50,000        Calpine Corp., 8.750%, due 07/15/07                    35,250
   150,000        Calpine Corp., 8.625%, due 08/15/10                    98,250
                                                                   ------------
                                                                        133,500
                                                                   ------------
                  ELECTRONICS: 1.61%
    50,000   @@   Flextronics Intl. Ltd., 8.750%, due 10/15/07           50,375
   100,000   @@   Flextronics Intl. Ltd., 9.875%, due 07/01/10          105,000
                                                                   ------------
                                                                        155,375
                                                                   ------------
                  ENTERTAINMENT: 1.06%
   100,000  @@,#  Sun Intl. Hotels Ltd., 8.875%, due 08/15/11           102,625
                                                                   ------------
                                                                        102,625
                                                                   ------------
                  ENVIRONMENTAL CONTROL: 2.56%
   250,000        Allied Waste North America, 10.000%,
                    due 08/01/09                                        246,895
                                                                   ------------
                                                                        246,895
                                                                   ------------
                  FOOD: 1.02%
   100,000        Fleming Cos., Inc., 10.625%, due 07/31/07              98,500
                                                                   ------------
                                                                         98,500
                                                                   ------------
                  FOREST PRODUCTS & PAPER: 2.46%
    50,000    #   Appleton Papers, Inc., 12.500%, due 12/15/08           49,500
   100,000        Buckeye Technologies, Inc., 9.250%,
                    due 09/15/08                                         90,000
   100,000   @@   Paperboard Industries Intl., 8.375%,
                    due 09/15/07                                         98,000
                                                                   ------------
                                                                        237,500
                                                                   ------------
                  HOLDING COMPANIES-DIVERSIFIED: 2.81%
   100,000        Kansas City Southern Railway, 9.500%, due
                    10/01/08                                            108,625
   170,000        Penhall Intl., Inc., 12.000%, due 08/01/06            162,350
                                                                   ------------
                                                                        270,975
                                                                   ------------
                  HOME BUILDERS: 4.76%
   100,000        KB Home, 8.625%, due 12/15/08                         101,500
    50,000        Lennar Corp., 7.625%, due 03/01/09                     51,000
   100,000        Ryland Group, Inc., 9.125%, due 06/15/11              106,500
   200,000        Toll Corp., 8.125%, due 02/01/09                      200,500
                                                                   ------------
                                                                        459,500
                                                                   ------------
                  HOME FURNISHINGS: 1.82%
   100,000        Fedders North America, Inc., 9.375%,
                    due 08/15/07                                         72,500
   100,000        Salton, Inc., 12.250%, due 04/15/08                   103,000
                                                                   ------------
                                                                        175,500
                                                                   ------------
                  IRON/STEEL: 1.58%
    50,000        Armco, Inc., 9.000%, due 09/15/07                      51,250
   100,000        Armco, Inc., 8.875%, due 12/01/08                     100,750
                                                                   ------------
                                                                        152,000
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING VP
High Yield
Bond
Portfolio
        PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Cont.)
--------------------------------------------------------------------------------
Principal
 Amount                                                               Value
--------------------------------------------------------------------------------
                  LODGING: 7.53%
$   50,000    #   Boyd Gaming Corp., 8.750%, due 04/15/12          $     50,500
   200,000        Mandalay Resort Group, 9.250%, due 12/01/05           206,500
   100,000        MGM Mirage, 9.750%, due 06/01/07                      106,000
   150,000        Park Place Entertainment Corp., 8.875%,
                    due 09/15/08                                        155,063
    50,000    #   Prime Hospitality Corp., 8.375%, due 05/01/12          49,250
   150,000        Station Casinos, Inc., 9.875%, due 07/01/10           159,375
                                                                   ------------
                                                                        726,688
                                                                   ------------
                  MACHINERY-CONSTRUCTION & MINING: 3.17%
   300,000        Terex Corp., 8.875%, due 04/01/08                     306,000
                                                                   ------------
                                                                        306,000
                                                                   ------------
                  MACHINERY-DIVERSIFIED: 1.92%
   200,000        Columbus McKinnon Corp., 8.500%, due 04/01/08         185,000
                                                                   ------------
                                                                        185,000
                                                                   ------------
                  MEDIA: 9.07%
   250,000  XX,++ Adelphia Communications, 8.375%, due 02/01/08         101,250
   100,000   @@   CanWest Media, Inc., 10.625%, due 05/15/11            100,000
   250,000        Charter Communications Holdings LLC, 8.625%,
                    due 04/01/09                                        168,750
    50,000  @@,#  Corus Entertainment, Inc., 8.750%, due
                    03/01/12                                             50,250
   150,000        Echostar DBS Corp., 9.250%, due 02/01/06              138,750
   100,000   XX   Mediacom Broadband LLC, 11.000%, due 07/15/13          93,000
   100,000        Northland Cable Television, Inc., 10.250%,
                    due 11/15/07                                         78,500
   200,000        Primedia, Inc., 7.625%, due 04/01/08                  145,000
                                                                   ------------
                                                                        875,500
                                                                   ------------
                  MISCELLANEOUS MANUFACTURING: 0.80%
   100,000        Hexcel Corp., 9.750%, due 01/15/09                     77,500
                                                                   ------------
                                                                         77,500
                                                                   ------------
                  OIL & GAS: 3.40%
   140,000        Energy Corp. of America, 9.500%, due 05/15/07          84,700
   250,000        Premcor Refining Group, Inc., 8.375%,
                    due 11/15/07                                        243,750
                                                                   ------------
                                                                        328,450
                                                                   ------------
                  PACKAGING & CONTAINERS: 7.06%
   100,000        AEP Industries, Inc., 9.875%, due 11/15/07             99,500
   100,000   @@   Norampac, Inc., 9.375%, due 02/01/08                   69,026
   100,000        Owens-Illinois, Inc., 7.850%, due 05/15/04             96,750
   100,000        Owens-Illinois, Inc., 7.150%, due 05/15/05             93,500
   100,000        Plastipak Holdings, Inc., 10.750%, due 09/01/11       110,250
   100,000        Riverwood Intl. Corp., 10.875%, due 04/01/08          104,500
   100,000        Stone Container Corp., 9.750%, due 02/01/11           107,500
                                                                   ------------
                                                                        681,026
                                                                   ------------
                  REITS: 2.05%
   100,000        Felcor Lodging LP, 9.500%, due 09/15/08               102,000
   100,000        Meristar Hospitality Corp., 9.125%,
                    due 01/15/11                                         96,000
                                                                   ------------
                                                                        198,000
                                                                   ------------
                  TELECOMMUNICATIONS: 3.21%
   100,000        Alamosa Delaware, Inc., 12.500%, due 01/31/11          28,500
   100,000        Iwo Holdings, Inc., 14.000%, due 01/15/11              32,500
   250,000    +   Nextel Communications, Inc. 0/10.650%,
                    due 09/15/07                                        136,875
   100,000        Nextel Partners, Inc., 12.500%, due 11/15/09           42,500
   100,000   @@   Rogers Cantel, Inc., 9.375%, due 06/01/08              69,500
   125,000 #,++,X SA Telecommunications, Inc., 10.000%,
                    due 08/15/06                                             --
                                                                   ------------
                                                                        309,875
                                                                   ------------
                  TRANSPORTATION: 1.05%
   100,000        Gulfmark Offshore, Inc., 8.750%, due 01/01/08         100,875
                                                                   ------------
                                                                        100,875
                                                                   ------------
                  Total Corporate Bonds
                    (Cost $8,223,017)                                 7,610,284
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING VP
High Yield
Bond
Portfolio
        PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Cont.)
--------------------------------------------------------------------------------
 Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCK: 0.45%
                  CONGLOMERATES: 0.00%
       908   @,X  Jordan Telecomm                                  $         10
                                                                   ------------
                                                                             10
                                                                   ------------
                  ENERGY: 0.00%
    29,192  @,XX  Orion Refining Corp.                                      292
                                                                   ------------
                                                                            292
                                                                   ------------
                  FOOD/BEVERAGE: 0.07%
       150    @   Packaged Ice, Inc.                                      6,096
                                                                   ------------
                                                                          6,096
                                                                   ------------
                  SEMICONDUCTORS: 0.38%
     7,500  @,XX  Zilog, Inc.                                            37,125
                                                                   ------------
                                                                         37,125
                                                                   ------------
                  Total Common Stock (Cost $86,035)                      43,523
                                                                   ------------
WARRANTS: 0.06%
                  BUILDING MATERIALS: 0.02%
       150    @   Dayton Superior Corp.                                   1,500
                                                                   ------------
                                                                          1,500
                                                                   ------------
                  FOOD/BEVERAGE: 0.02%
       150  @,XX  Packaged Ice, Inc.                                      1,980
                                                                   ------------
                                                                          1,980
                                                                   ------------
                  TELECOMMUNICATIONS: 0.02%
       145    @   SA Telecommunications, Inc.                             1,914
                                                                   ------------
                                                                          1,914
                                                                   ------------
                  Total Warrants (Cost $16,125)                           5,394
                                                                   ------------
PREFERRED STOCK: 0.01%
                  SEMICONDUCTORS: 0.01%
         7  @,X   Zilog-Mod III, Inc.                                       636
                                                                   ------------
                  Total Preferred Stock (Cost $0)                           636
                                                                   ------------
                  Total Long-Term Investments (Cost $8,325,177)       7,659,837
                                                                   ------------
Principal
 Amount                                                               Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 21.00%
                  REPURCHASE AGREEMENT: 21.00%
$2,027,000        State Street Bank & Trust Repurchase
                    Agreement dated 06/28/02, 1.830%, due
                    07/01/02, $2,027,309 to be received upon
                    repurchase (Collateralized by 2,095,000
                    USTN, 3.500%, Market Value $2,068,813
                    due 11/15/06)                                  $  2,027,000
                                                                   ------------
                  Total Short-Term Investments
                    (Cost $ 2,027,000)                                2,027,000
                                                                   ------------
                  TOTAL INVESTMENTS IN SECURITIES
                    (COST $10,352,177)*                   100.38%  $  9,686,837
                  OTHER ASSETS AND LIABILITIES-NET         -0.38%       (36,217)
                                                         -------   ------------
                  NET ASSETS                              100.00%  $  9,650,620
                                                         =======   ============

@    Non-income producing security
@@   Foreign Issuer
+ Step-up basis bonds. Interest rates shown reflect current and future coupon rates.
# Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
++   Defaulted Security
X Market Value determined by ING Valuation Committee appointed by the Portfolio's Board of Directors/Trustees.
XX Value of Securities obtained from one or more dealers making markets in the securities which have been adjusted based on the Portfolio's valuation procedures.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                  Gross Unrealized Appreciation                    $    258,411
                  Gross Unrealized Depreciation                        (923,751)
                                                                   ------------
                  Net Unrealized Depreciation                      $   (665,340)
                                                                   ============

                 See Accompanying Notes to Financial Statements

                  SHAREHOLDER MEETING INFORMATION (Unaudited)
--------------------------------------------------------------------------------

A special meeting of shareholders of the ING Retail Funds and Variable Products held February 21, 2002, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

A brief description of each matter voted upon as well as the results are outlined below:

                                                               SHARES VOTED
                                                  SHARES        AGAINST OR       SHARES      BROKER         TOTAL
                                                 VOTED FOR       WITHHELD       ABSTAINED   NON-VOTE     SHARES VOTED
                                                 ---------       --------       ---------   --------     ------------
1.   To elect 12 members of the Boards of Directors/Trustees to hold office until the election and qualification of their successors.

     Paul S. Doherty                             26,212,194       837,457             --        --         27,049,651
     J. Michael Earley                           26,242,260       807,391             --        --         27,049,651
     R. Barbara Gitenstein                       26,213,654       835,997             --        --         27,049,651
     Walter H. May                               26,211,407       838,244             --        --         27,049,651
     Thomas J. McInerney                         26,228,883       820,678             --        --         27,049,561
     Jock Patton                                 26,241,713       807,938             --        --         27,049,651
     David W.C. Putnam                           26,241,271       808,380             --        --         27,049,651
     Blaine E. Rieke                             26,209,663       839,988             --        --         27,049,651
     Robert C. Salipante                         26,202,318       847,333             --        --         27,049,651
     John G. Turner                              26,230,179       819,472             --        --         27,049,651
     Roger B. Vincent                            26,240,588       809,063             --        --         27,049,651
     Richard A. Wedemeyer                        26,236,417       813,234             --        --         27,049,651

2.   Approval of amendments to Articles of Incorporation or Declarations of Trust, as the case may be, for some of the
     Funds to permit the Boards to determine the number of Directors/Trustees to the Funds.

     Vote is rolled up and voted on a
     Registrant level                            24,881,066       975,306       1,193,279       --         27,049,651

3.   Confirmation of KPMG as current independent auditors of certain Funds.

     ING VP Growth + Value Portfolio              5,854,316        97,077         229,343       --          6,180,736
     ING VP Growth Opportunities Portfolio        1,966,349        20,911          99,329       --          2,086,589
     ING VP MidCap Opportunities Portfolio          669,899        10,514          27,302       --            707,715
     ING VP SmallCap Opportunities Portfolio      5,703,724        84,468         219,719       --          6,007,911
     ING VP Research Enhanced Index Portfolio     4,242,483        85,533         228,095       --          4,556,111
     ING VP MagnaCap Portfolio                      725,500        43,475          84,200       --            853,175
     ING VP International Value Portfolio         2,809,900       156,785         104,300       --          3,070,985
     ING VP High Yield Bond Portfolio             3,208,902        25,895         126,410       --          3,361,207

4.   Such other business as may properly come before the Special Meeting or any adjournment(s) or postponement(s)
     thereof.

     ING VP Growth + Value Portfolio              5,599,819       171,188         409,729       --          6,180,736
     ING VP Growth Opportunities Portfolio        1,919,894        30,971         135,724       --          2,086,589
     ING VP MidCap Opportunities Portfolio          644,526        18,420          44,769       --            707,715
     ING VP SmallCap Opportunities Portfolio      5,513,350       146,297         348,264       --          6,007,911
     ING VP Research Enhanced Index Portfolio     3,997,965       143,442         414,704       --          4,556,111
     ING VP MagnaCap Portfolio                      721,378        39,937          91,860       --            853,175
     ING VP International Value Portfolio         2,736,326       190,459         144,200       --          3,070,985
     ING VP High Yield Bond Portfolio             3,045,402        55,085         260,720       --          3,361,207

             DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Portfolios are managed under the direction of the Portfolios' Board of Directors/Trustees. Information pertaining to the Directors/Trustees and Officers of the Portfolios is set forth below:

                                                                                               Number of
                                             Term of             Principal                   Porfolios in            Other
                              Position(s)  Office and           Occupation(s)                Fund Complex        Directorships
      Name, Address            Held with    Length of            during the                   Overseen by           held by
         and Age                 Fund      Time Served         Past Five Years              Director/Trustee    Director/Trustee
         -------                 ----      -----------         ---------------              ----------------    ----------------
INDEPENDENT DIRECTORS/TRUSTEES:

Paul S. Doherty               Director/    10-29-99 to  Retired. Mr. Doherty was formerly         106         Mr. Doherty is a
7337 E. Doubletree Ranch Rd.  Trustee      Present      President and Partner, Doherty,                       Trustee of the GCG
Scottsdale, AZ 85258                                    Wallace, Pillsbury and Murphy,                        Trust (February 2002
Age: 67                                                 P.C.,Attorneys (1996 to 2001); a                      to present).
                                                        Director of Tambrands, Inc. (1993 to
                                                        1998); and a Trustee of each of the
                                                        funds managed by Northstar
                                                        Investment Management
                                                        Corporation (1993 to 1999).

J. Michael Earley             Director/    2-22-02 to   President and Chief Executive             106         Mr. Earley is a
7337 E. Doubletree Ranch Rd.  Trustee      Present      Officer of Bankers Trust                              Trustee of the GCG
Scottsdale, AZ 85258                                    Company, N.A. (1992 to                                Trust (1997 to
Age: 56                                                 present).                                             present).

R. Barbara Gitenstein         Director/    2-22-02 to   President of the College of New           106         Dr. Gitenstein is a
7337 E. Doubletree Ranch Rd.  Trustee      Present      Jersey (1999 to present);                             Trustee of the GCG
Scottsdale, AZ 85258                                    Executive Vice President and                          Trust (1997 to
Age: 53                                                 Provost at Drake University                           present).
                                                        (1992 to 1998).

Walter H. May                 Director/    10-29-99 to  Retired. Mr. May was formerly             106         Mr. May is a Trustee
7337 E. Doubletree Ranch Rd.  Trustee      Present      Managing Director and Director                        for the Best Prep
Scottsdale, AZ 85258                                    of Marketing for Piper Jaffray,                       Charity (1991 to
Age: 65                                                 Inc. (an investment                                   present) and the GCG
                                                        banking/underwriting firm). Mr.                       Trust (February 2002
                                                        May was formerly a Trustee of                         to present).
                                                        each of the funds managed by
                                                        Northstar Investment
                                                        Management Corporation (1996
                                                        to 1999).


Jock Patton                   Director/    8-28-95 to   Private Investor. Mr. Patton was          106         Mr. Patton is a
7337 E. Doubletree Ranch Rd.  Trustee      Present      formerly Director and Chief                           Trustee of the GCG
Scottsdale, AZ 85258                                    Executive Officer of Rainbow                          Trust (February 2002
Age: 56                                                 Multimedia Group, Inc. (January                       to present); He is
                                                        1999 to December 2001);                               also Director of
                                                        Director of Stuart                                    Hypercom, Inc. and JDA
                                                        Entertainment, Inc.; Directory of                     Software Group, Inc.
                                                        Artisoft, Inc. (1994 to 1998);                        1999 to present);
                                                        President and co-owner of                             National Airlines,
                                                        StockVal, Inc. (November 1992                         Inc.; and BG
                                                        to June 1997) and a Partner and                       Associates Inc.
                                                        Director of the law firm of
                                                        Streich Lang, P.A. (1972 to
                                                        1993).

David W.C. Putnam             Director/    10-29-99 to  President and Director of F.L.            106         Mr. Putnam is a
7337 E. Doubletree Ranch Rd.  Trustee      Present      Putnam Securities Company, Inc.                       Trustee of GCG Trust
Scottsdale, AZ 85258                                    and its affiliates. Mr. Putnam is                     (February 2002 to
Age: 62                                                 also President, Secretary and                         present); Director of
                                                        Trustee of The Principled Equity                      F.L. Putnam Securities
                                                        Market Fund. Mr. Putnam was                           Company, Inc. (June
                                                        formerly a Director/Trustee of                        1978 to present); F.L.
                                                        Trust Realty Corp., Anchor                            Putnam Investment
                                                        Investment Trust, Bow Ridge                           Management Company
                                                        Mining Co., and each of the                           (December 2001 to
                                                        funds managed by Northstar                            present); Asian
                                                        Investment Management                                 American Bank and
                                                        Corporation (1994 to 1999).                           Trust Company (June
                                                                                                              1992 to present); and
                                                                                                              Notre Dame Health Care
                                                                                                              Center (1991 to
                                                                                                              present). He is also a
                                                                                                              Trustee of The
                                                                                                              Principled Equity
                                                                                                              Market Fund (November
                                                                                                              1996 to present);
                                                                                                              Progressive Capital
                                                                                                              Accumulation Trust
                                                                                                              (August 1998 to
                                                                                                              present); Anchor
                                                                                                              International Bond
                                                                                                              Trust (December 2000
                                                                                                              to present); F.L.
                                                                                                              Putnam Foundation
                                                                                                              (December 2000 to
                                                                                                              present); Mercy
                                                                                                              Endowment Foundation
                                                                                                              (1995 to present); and
                                                                                                              an Honorary Trustee of
                                                                                                              Mercy Hospital (1973
                                                                                                              to present).

--------------------------------------------------------------------------------

                                                                                               Number of
                                             Term of             Principal                   Porfolios in            Other
                              Position(s)  Office and           Occupation(s)                Fund Complex        Directorships
      Name, Address            Held with    Length of            during the                   Overseen by           held by
         and Age                 Fund      Time Served         Past Five Years              Director/Trustee    Director/Trustee
         -------                 ----      -----------         ---------------              ----------------    ----------------
Blaine E. Rieke               Director/    2-26-01 to   General Partner of Huntington             106         Mr. Rieke is a
7337 E. Doubletree Ranch Rd.  Trustee      Present      Partners, an investment                               Director/Trustee of
Scottsdale, AZ 85258                                    partnership (1997 to present).                        the Morgan Chase Trust
Age: 68                                                 Mr. Rieke was formerly                                Co. (January 1998 to
                                                        Chairman and Chief Executive                          present) and the GCG
                                                        Officer of Firstar Trust Company                      Trust (February 2002
                                                        (1973 to 1996). Mr. Rieke was                         present).
                                                        formerly the Chairman of the
                                                        Board and a Trustee of each of
                                                        the funds managed by ING
                                                        Investment Management Co.
                                                        LLC. (1998 to 2001).

Roger B. Vincent              Director/    2-22-02 to   President of Springwell                   106         Mr. Vincent is a
7337 E. Doubletree Ranch Rd.  Trustee      Present      Corporation, a corporate                              Trustee of the GCG
Scottsdale, AZ 85258                                    advisory firm (1989 to present).                      Trust (1994 to
Age: 56                                                 Mr. Vincent was formerly a                            present) and a
                                                        Director of Tatham Offshore,                          Director of AmeriGas
                                                        Inc. (1996 to 2000) and                               Propane, Inc. (1998
                                                        Petrolane, Inc. (1993 to 1995).                       to present).

Richard A. Wedemeyer          Director/    2-26-01 to   Vice President -- Finance and             106         Mr. Wedemeyer is a
7337 E. Doubletree Ranch Rd.  Trustee      Present      Administration -- of the                              Trustee of Touchstone
Scottsdale, AZ 85258                                    Channel Corporation, an                               Consulting Group (1997
Age: 65                                                 importer of specialty alloy                           to present) and the
                                                        aluminum products (1996 to                            GCG Trust (February
                                                        present). Mr. Wedemeyer was                           2002 to present).
                                                        formerly Vice President --
                                                        Finance and Administration --
                                                        of Performance Advantage, Inc.,
                                                        a provider of training and
                                                        consultation services (1992 to
                                                        1996), and Vice President --
                                                        Operations and Administration
                                                        -- of Jim Henson Productions
                                                        (1979 to 1997). Mr. Wedemeyer
                                                        was a Trustee of each of the
                                                        funds managed by ING
                                                        Investment Management Co.
                                                        LLC. (1998 to 2001).

--------------------------------------------------------------------------------

                                                                                               Number of
                                             Term of             Principal                   Porfolios in            Other
                              Position(s)  Office and           Occupation(s)                Fund Complex        Directorships
      Name, Address            Held with    Length of            during the                   Overseen by           held by
         and Age                 Fund      Time Served         Past Five Years              Director/Trustee    Director/Trustee
         -------                 ----      -----------         ---------------              ----------------    ----------------
INTERESTED DIRECTORS:

R. Glenn Hilliard(1)          Director/    2-26-02 to   Chairman and CEO of ING                   106         Mr. Hilliard serves as
ING Americas                  Trustee      Present      Americas and a member of its                          a member of the Board
5780 Powers Ferry Road, NW                              Americas Executive Committee                          of Directors of the
Atlanta, GA 30327                                       (1999 to present). Mr. Hilliard                       Clemson University
Age: 59                                                 was formerly Chairman and CEO                         Foundation, the Board
                                                        of ING North America,                                 of Councilors for the
                                                        encompassing the U.S., Mexico                         Carter Center, a
                                                        and Canada regions (1994 to                           Trustee of the
                                                        1999).                                                Woodruff Arts Center
                                                                                                              and sits on the Board
                                                                                                              of Directors for the
                                                                                                              High Museum of Art.
                                                                                                              Mr. Hilliard is also a
                                                                                                              Trustee of the GCG
                                                                                                              Trust (February 2002
                                                                                                              to present).

Thomas J. McInerney(2)        Director/    2-26-01 to   Chief Executive Officer, ING U.S.         156         Mr. McInerney serves
7337 E. Doubletree Ranch Rd.  Trustee      Present      Financial Services (October 2001                      as a Director/Trustee
Scottsdale, AZ 85258                                    to present); President, Chief                         of Aeltus Investment
Age: 45                                                 Executive Officer, and Director                       Management, Inc. (1997
                                                        of Northern Life Insurance                            to present); each of
                                                        Company (2001 to present); and                        the Aetna Funds (April
                                                        President and Director of Aetna                       2002 to present);
                                                        Life Insurance and Annuity                            Ameribest Life
                                                        Company (1997 to present),                            Insurance Co. (2001 to
                                                        Aetna Retirement Holdings, Inc.                       present); Equitable
                                                        (1997 to present), Aetna                              Life Insurance Co.
                                                        Investment Adviser Holding Co.                        (2001 to present);
                                                        (2000 to present), and Aetna                          First Columbine Life
                                                        Retail Holding Company (2000                          Insurance Co. (2001 to
                                                        to present). Mr. McInerney was                        present); Golden
                                                        formerly General Manager and                          American Life
                                                        Chief Executive Officer of ING                        Insurance Co. (2001 to
                                                        Worksite Division (since                              present); Life
                                                        December 2000 to October                              Insurance Company of
                                                        2001); President of Aetna                             Georgia (2001 to
                                                        Financial Services (August 1997                       present); Midwestern
                                                        to December 2000); Head of                            United Life Insurance
                                                        National Accounts and Core                            Co. (2001 to present);
                                                        Sales and Marketing for Aetna                         ReliaStar Life
                                                        U.S. Healthcare (April 1996 to                        Insurance Co. (2001 to
                                                        March 1997); Head of Corporate                        present); Security
                                                        Strategies for Aetna Inc. (July                       Life of Denver (2001
                                                        1995 to April 1996); and has                          to present); Security
                                                        held a variety of line and                            Connecticut Life
                                                        corporate staff positions since                       Insurance Co. (2001 to
                                                         1978.                                                present); Southland
                                                                                                              Life Insurance Co.
                                                                                                              (2001 to present); USG
                                                                                                              Annuity and Life
                                                                                                              Company (2001 to
                                                                                                              present); United Life
                                                                                                              and Annuity Insurance
                                                                                                              Co. Inc (2001 to
                                                                                                              present); and the GCG
                                                                                                              Trust (February 2002
                                                                                                              to present). Mr.
                                                                                                              McInerney is a member
                                                                                                              of the Board of the
                                                                                                              National Commission on
                                                                                                              Retirement Policy, the
                                                                                                              Governor[0092]s
                                                                                                              Council on Economic
                                                                                                              Competitiveness and
                                                                                                              Technology of
                                                                                                              Connecticut, the Board
                                                                                                              of Directors of the
                                                                                                              Connecticut Business
                                                                                                              and Industry
                                                                                                              Association, the Board
                                                                                                              of Trustees of the
                                                                                                              Bushnell, the Board
                                                                                                              for the Connecticut
                                                                                                              Forum, and the Board
                                                                                                              of the Metro Hartford
                                                                                                              Chamber of Commerce,
                                                                                                              and is Chairman of
                                                                                                              Concerned Citizens for
                                                                                                              Effective Government.

--------------------------------------------------------------------------------

                                                                                               Number of
                                             Term of             Principal                   Porfolios in            Other
                              Position(s)  Office and           Occupation(s)                Fund Complex        Directorships
      Name, Address            Held with    Length of            during the                   Overseen by           held by
         and Age                 Fund      Time Served         Past Five Years              Director/Trustee    Director/Trustee
         -------                 ----      -----------         ---------------              ----------------    ----------------
John G. Turner(3)             Chairman and 10-29-99 to  President, Turner Investment              106         Mr. Turner serves as a
7337 E. Doubletree Ranch Rd.  Director/    Present      Company (since January 2002).                         member of the Board of
Scottsdale, AZ 85258          Trustee                   Mr. Turner was formerly Vice                          the GCG Trust. Mr.
Age: 62                                                 Chairman of ING Americas (2000                        Turner also serves as
                                                        to 2001); Chairman and Chief                          a Director of the
                                                        Executive Officer of ReliaStar                        Hormel Foods
                                                        Financial Corp. and ReliaStar                         Corporation (May 2000
                                                        Life Insurance Company (1993                          to present), Shopko
                                                        to 2000); Chairman of                                 Stores, Inc. (August
                                                        ReliaStar United Services Life                        1999 to present), and
                                                        Insurance Company (1995 to                            M.A. Mortenson Co.
                                                        1998); Chairman of ReliaStar                          (March 2002 to
                                                        Life Insurance Company of New                         present).
                                                        York (1995 to 2001); Chairman
                                                        of Northern Life Insurance
                                                        Company (1992 to 2000);
                                                        Chairman and Director/Trustee
                                                        of the Northstar affiliated
                                                        investment companies (1993 to
                                                        2001) and Director, Northstar
                                                        Investment Management
                                                        Corporation and its affiliates
                                                        (1993 to 1999).

----------
(1) Mr. Hilliard is an "interested person", as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), because of his relationship with ING Americas, an affiliate of ING Investments, LLC.
(2) Mr. McInerney is an "interested person", as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.
(3) Mr. Turner is an "interested person", as defined by the 1940 Act, because of his former affiliation with ING Americas, an affiliate of ING Investments, LLC.

--------------------------------------------------------------------------------

                                                                                               Principal
                                                       Term of Office                        Occupation(s)
      Name, Address              Position(s)           and Length of                          during the
         and Age                Held with Fund          Time Served                         Past Five Years
         -------                --------------          -----------                         ---------------
OFFICERS:

James M. Hennessy              President, Chief      March 2002 to         President and Chief Executive Officer of ING
7337 E. Doubletree Ranch Rd.   Executive Officer,    Present (for the      Capital Corporation, LLC, ING Funds Services, LLC,
Scottsdale, AZ 85258           and Chief             ING Funds)            ING Advisors, Inc., ING Investments, LLC, Lexington
Age: 52                        Operating Officer                           Funds Distributor, Inc., Express America T.C. Inc.
                                                                           and EAMC Liquidation Corp. (since December
                               President, Chief      February 2001 to      2001); Executive Vice President and Chief
                               Executive Officer,    March 2002 (for       Operating Officer of ING Quantitative
                               and Chief             the Pilgrim Funds)    Management, Inc. (since October 2001) and ING
                               Operating Officer                           Funds Distributor, Inc. (since June 2000). Formerly,
                                                                           Senior Executive Vice President (June 2000 to
                               Chief Operating       July 2000 to          December 2000) and Secretary (April 1995 to
                               Officer               February 2001 (for    December 2000) of ING Capital Corporation, LLC,
                                                     the Pilgrim Funds)    ING Funds Services, LLC, ING Investments, LLC, ING
                                                                           Advisors, Inc., Express America T.C. Inc., and EAMC
                                                                           Liquidation Corp.; and Executive Vice President,
                                                                           ING Capital Corporation, LLC and its affiliates
                                                                           (May 1998 to June 2000) and Senior Vice
                                                                           President, ING Capital Corporation, LLC and its
                                                                           affiliates (April 1995 to April 1998).

Stanley D. Vyner               Executive Vice        March 2002 to         Executive Vice President of ING Advisors, Inc. and
7337 E. Doubletree Ranch Rd.   President             Present (for the      ING Investments, LLC (since July 2000) and Chief
Scottsdale, Arizona 85258                            ING Funds)            Investment Officer of the International Portfolios,
Age: 51                                                                    ING Investments, LLC (since July 1996). Formerly,
                               Executive Vice        July 1996 to          President and Chief Executive Officer of ING
                               President             March 2002 (for       Investments, LLC (August 1996 to August 2000).
                                                     the international
                                                     portfolios of the
                                                     Pilgrim Funds)

Mary Lisanti                   Executive Vice        March 2002 to         Executive Vice President of ING Investments, LLC
7337 E. Doubletree Ranch Rd.   President             Present (for the      and ING Advisors, Inc. (since November 1999) and
Scottsdale, AZ 85258                                 ING Funds)            of ING Quantitative Management, Inc. (since July
Age: 45                                                                    2000); Chief Investment Officer of the Domestic
                               Executive Vice        May 1998 to           Equity Portfolios, ING Investments, LLC (since
                               President             March 2002 (for       1999). Formerly, Executive Vice President and
                                                     the domestic          Chief Investment Officer for the Domestic Equity
                                                     equity portfolios     Portfolios of Northstar Investment Management
                                                     of the Pilgrim        Corporation, whose name changed to Pilgrim
                                                     Funds)                Advisors, Inc. and subsequently became part of
                                                                           ING Investments, LLC (May 1998 to October 1999);
                                                                           Portfolio Manager with Strong Capital
                                                                           Management (May 1996 to 1998); a Managing
                                                                           Director and Head of Small- and Mid-
                                                                           Capitalization Equity Strategies at Bankers Trust
                                                                           Corp. (1993 to 1996).

Michael J. Roland              Executive Vice        March 2002 to         Executive Vice President, Chief Financial Officer
7337 E. Doubletree Ranch Rd.   President,            Present (for the      and Treasurer of ING Funds Services, LLC, ING
Scottsdale, AZ 85258           Assistant             ING Funds)            Funds Distributor, Inc., ING Advisors, Inc., ING
Age: 44                        Secretary and                               Investments, LLC, ING Quantitative Management,
                               Principal Financial                         Inc., Lexington Funds Distributor, Inc., Express
                               Officer                                     America T.C. Inc. and EAMC Liquidation Corp.
                                                                           (since December 2001). Formerly, Senior Vice
                               Senior Vice           June 1998 to          President, ING Funds Services, LLC, ING
                               President and         March 2002 (for       Investments, LLC, and ING Funds Distributor, Inc.
                               Principal Financial   the Pilgrim Funds)    (June 1998 to December 2001) and Chief Financial
                               Officer                                     Officer of Endeavor Group (April 1997 to June
                                                                           1998).

Ralph G. Norton III            Senior Vice           March 2002 to         Senior Vice President of ING Investment Advisors,
7337 E. Doubletree Ranch Rd.   President             Present (for the      Inc. and ING Investments, LLC (since October 2001)
Scottsdale, Arizona 85258                            ING Funds)            and Chief Investment Officer of the Fixed Income
Age: 42                                                                    Portfolios, ING Investments, LLC (since October
                               Senior Vice           August 2001 to        2001). Formerly, Senior Market Strategist, Aeltus
                               President             March 2002 (for       Investment Management, Inc. (January 2001 to
                                                     the fixed income      August 2001) and Chief Investment Officer, ING
                                                     portfolios of the     Investments, LLC (1990 [0096] January 2001).
                                                     Pilgrim Funds)

--------------------------------------------------------------------------------

                                                                                               Principal
                                                       Term of Office                        Occupation(s)
      Name, Address              Position(s)           and Length of                          during the
         and Age                Held with Fund          Time Served                         Past Five Years
         -------                --------------          -----------                         ---------------
OFFICERS:

Robert S. Naka                   Senior Vice          March 2002 to         Senior Vice President and Assistant Secretary of
7337 E. Doubletree Ranch Rd.     President and        Present (for the      ING Funds Services, LLC, ING Funds Distributor,
Scottsdale, AZ 85258             Assistant            ING Funds)            Inc., ING Advisors, Inc., ING Investments, LLC, ING
Age: 38                          Secretary                                  Quantitative Management, Inc. (since October
                                                                            2001) and Lexington Funds Distributor, Inc. (since
                                 Senior Vice          November 1999         December 2001). Formerly, Vice President, ING
                                 President and        to March 2002         Investments, LLC (April 1997 to October 1999), ING
                                 Assistant            (for the Pilgrim      Funds Services, LLC (February 1997 to August
                                 Secretary            Funds)                1999) and Assistant Vice President, ING Funds
                                                                            Services, LLC (August 1995 to February 1997).
                                 Assistant            July 1994 to
                                 Secretary            November 1999
                                                      (for the Pilgrim
                                                      Funds)

Robyn L. Ichilov                 Vice President       March 2002 to         Vice President of ING Funds Services, LLC (since
7337 E. Doubletree Ranch Rd.     and Treasurer        Present (for the      October 2001) and ING Investments, LLC (since
Scottsdale, AZ 85258                                  ING Funds)            August 1997); Accounting Manager, ING
Age: 34                                                                     Investments, LLC (since November 1995).
                                 Vice President       May 1998 to
                                 and Treasurer        March 2002 (for
                                                      the Pilgrim Funds)

                                 Vice President       November 1997
                                                      to May 1998 (for
                                                      the Pilgrim Funds)

Kimberly A. Anderson             Vice President       March 2002 to         Vice President for ING Quantitative Management,
7337 E. Doubletree Ranch Rd.     and Secretary        Present (for the      Inc. (since October 2001); Vice President and
Scottsdale, AZ 85258                                  ING Funds)            Assistant Secretary of ING Funds Services, LLC, ING
Age: 37                                                                     Funds Distributor, Inc., ING Advisors, Inc., ING
                                                      February 2001 to      Investments, LLC (since October 2001) and
                                                      March 2002(for        Lexington Funds Distributor, Inc. (since December
                                                      the Pilgrim Funds)    2001). Formerly, Assistant Vice President of ING
                                                                            Funds Services, LLC (November 1999 to January 2001)
                                                                            and has held various other positions with ING Funds
                                                                            Services, LLC for more than the last five years.

Lourdes R. Bernal                Vice President       March 2002 to         Vice President of ING Investments, LLC (since
7337 E. Doubletree Ranch Rd.                          Present (for          January 2002). Prior to joining ING Investments,
Scottsdale, AZ 85258                                  certain ING           LLC in 2002, Ms. Bernal was a Senior Manager in
Age: 32                                               Funds)                the Investment Management Practice,
                                                                            PricewaterhouseCoopers LLP (July 2000 to
                                                      February 2002 to      December 2001); Manager,
                                                      Present (for the      PricewaterhouseCoopers LLP (July 1998 to July
                                                      Pilgrim Funds)        2000); Manager, Coopers & Lybrand LLP (July 1996
                                                                            to June 1998); Senior Associate, Coopers & Lybrand
                                                                            LLP (July 1992 to June 1996); and Associate,
                                                                            Coopers & Lybrand LLP (August 1990 to June 1992).

Todd Modic                       Assistant Vice       March 2002 to         Director of Financial Reporting of ING
7337 E. Doubletree Ranch Rd.     President            Present (for          Investments, LLC (since March 2001). Formerly,
Scottsdale, AZ 85258                                  certain ING           Director of Financial Reporting, Axient
Age: 34                                               Funds)                Communications, Inc. (May 2000 to January 2001)
                                                                            and Director of Finance, Rural/Metro Corporation
                                                      August 2001 to        (March 1995 to May 2000).
                                                      March 2002 (for
                                                      the Pilgrim Funds)

Maria M. Anderson                Assistant Vice       March 2002 to         Assistant Vice President of ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.     President            Present (for          (since October 2001). Formerly, Manager of Fund
Scottsdale, AZ 85258                                  certain ING           Accounting and Fund Compliance, ING
Age: 43                                               Funds)                Investments, LLC (September 1999 to November
                                                                            2001); Section Manager of Fund Accounting, Stein
                                                      August 2001 to        Roe Mutual Funds (July 1998 to August 1999); and
                                                      March 2002 (for       Financial Reporting Analyst, Stein Roe Mutual
                                                      the Pilgrim Funds)    Funds (August 1997 to July 1998).

Edwin Schriver                   Senior Vice          March 2002 to         Senior Vice President (since November 1999) and
7337 E. Doubletree Ranch Rd.     President and        Present (for          Senior Portfolio Manager (since October 2001) for
Scottsdale, Arizona 85258        Senior Portfolio     certain ING           ING Investments, LLC. Formerly, Senior High Yield
Age: 56                          Manager              Funds)                Analyst, Dreyfus Corporation (April 1998 to
                                                                            November 1999); and President of Cresent City
                                                      November 1999         Research (July 1993 to April 1998).
                                                      to March 2002
                                                      (for certain
                                                      Pilgrim Funds)

--------------------------------------------------------------------------------

                                                                                               Principal
                                                       Term of Office                        Occupation(s)
      Name, Address              Position(s)           and Length of                          during the
         and Age                Held with Fund          Time Served                         Past Five Years
         -------                --------------          -----------                         ---------------
OFFICERS:

Steven Rayner                    Vice President        March 2002 to      Vice President of ING Investments, LLC (since
7337 E. Doubletree Ranch Rd.     and Co-Portfolio      Present (for       October 2001). Formerly, Assistant Vice President,
Scottsdale, Arizona 85258        Manager               certain ING        ING Investments, LLC; (February 1998 to January
Age: 35                                                Funds)             2001) and has held various other positions with
                                                                          ING Investments, LLC and its predecessors since
                                                       January 2001       to June 1995.
                                                       March 2002 (for
                                                       certain Pilgrim
                                                       Funds)

Robert Kloss                     Vice President        March 2002 to      Vice President of ING Investments, LLC (since
7337 E. Doubletree Ranch Rd.     and Co-Portfolio      Present (for       January 2001) and has held various other positions
Scottsdale, Arizona 85258        Manager               certain ING        with ING Investments, LLC and its predecessors for
Age: 45                                                Funds)             the last five years.

                                                       January 2001 to
                                                       March 2002 (for
                                                       certain Pilgrim
                                                       Funds)

Thomas Jackson                   Senior Vice           March 2002 to      Senior Vice President, ING Investments, LLC (since
7337 E. Doubletree Ranch Rd.     President and         Present (for       June 2001) and ING Advisors, Inc. (since October
Scottsdale, Arizona 85258        Senior Portfolio      certain ING        2001); and Senior Portfolio Manager for ING
Age: 56                          Manager               Funds)             Investments, LLC and ING Advisors, Inc. (since
                                                                          October 2001). Formerly, Managing Director,
                                                       June 2001 to       Prudential Investments (April 1990 to December
                                                       March 2002 (for    2000); and prior to April 1990, Co-Chief
                                                       certain Pilgrim    Investment Officer and Managing Director at
                                                       Funds)             Century Capital Associates and Red Oak Advisors.

Jeffrey Bernstein                Senior Vice           March 2002 to      Senior Vice President (since October 1999) of ING
7337 E. Doubletree Ranch Rd.     President and         Present (for       Investments, LLC and Senior Portfolio Manager
Scottsdale, Arizona 85258        Senior Portfolio      certain ING        (since October 2001) for ING Advisors, Inc. and ING
Age: 35                          Manager               Funds)             Investments, LLC. Formerly, Portfolio Manager,
                                                                          Northstar Investment Management Corporation,
                                                       June 2000 to       whose name changed to Pilgrim Advisors, Inc. and
                                                       March 2002 (for    subsequently became part of ING Investments, LLC
                                                       certain Pilgrim    (May 1998 to October 1999); Portfolio Manager,
                                                       Funds)             Strong Capital Management (1997 to May 1998);
                                                                          and Portfolio Manager, Berkeley Capital (1995 to
                                                                          1997).

Richard T. Saler                 Senior Vice           March 2002 to      Senior Vice President and Director of International
7337 E. Doubletree Ranch Rd.     President and         Present (for       Equity Investment Strategy of ING Investments,
Scottsdale, Arizona 85258        Senior Portfolio      certain ING        LLC and ING Advisors, Inc. (since October 2001).
Age: 40                          Manager               Funds)             Formerly, Senior Vice President and Director of
                                                                          International Equity Strategy, Lexington
                                                       June 2000 to       Management Corporation (which was acquired by
                                                       March 2002 (for    ING Investments, LLC's parent company in July
                                                       certain Pilgrim    2000) (1986 to July 2000).
                                                       Funds)

Philip A. Schwartz               Senior Vice           March 2002 to      Senior Vice President and Director of International
7337 E. Doubletree Ranch Rd.     President and         Present (for       Equity Investment Strategy for ING Investments,
Scottsdale, Arizona 85258        Senior Portfolio      certain ING        LLC and ING Advisors, Inc. (since October 2001).
Age: 40                          Manager               Funds)             Formerly, Senior Vice President and Director of
                                                                          International Equity Strategy, Lexington
                                                       June 2000 to       Management Corporation (which was acquired by
                                                       March 2002 (for    ING Investments, LLC's parent company in July
                                                       certain Pilgrim    2000); Vice President of European Research Sales,
                                                       Funds)             Cheuvreux de Virieu in Paris and New York (prior
                                                                          to 1993).

Andy Mitchell                    Vice President        March 2002 to      Vice President, ING Investments, LLC (since July
7337 E. Doubletree Ranch Rd.     and Co- Portfolio     Present (for       2000). Formerly, Senior Credit Analyst, Katonah
Scottsdale, AZ 85258             Manager               certain ING        Capital (March 2000 to July 2000); Vice President
Age: 38                                                Funds)             and Senior High Yield Analyst, Merrill Lynch Asset
                                                                          Management (March 1998 to March 2000); and
                                                       October 2000 to    Assistant Vice President and Senior High Yield
                                                       March 2002 (for    Analyst, Schroder Capital Management (March
                                                       certain Pilgrim    1994 to March 1998).
                                                       Funds)

                                                                                               Principal
                                                       Term of Office                        Occupation(s)
      Name, Address              Position(s)           and Length of                          during the
         and Age                Held with Fund          Time Served                         Past Five Years
         -------                --------------          -----------                         ---------------
OFFICERS:

Russ Stiver                      Vice President        March 2002 to      Vice President, ING Investments, LLC (since May
7337 E. Doubletree Ranch Rd.     and Co- Portfolio     Present (for       2000). Formerly, Acting Vice President, ING
Scottsdale, AZ 85258             Manager               certain ING        Investments, LLC (April 1999 to April 2000) and
Age: 39                                                Funds)             Portfolio Manager, Manulife Financial (November
                                                                          1996 to April 2000).
                                                       October 2000 to
                                                       March 2002 (for
                                                       certain Pilgrim
                                                       Funds)

INVESTMENT MANAGER

ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR

ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

TRANSFER AGENT

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368

CUSTODIANS

State Street Bank & Trust
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS

KPMG LLP
99 High Street
Boston, MA 02110-2371

Prospectus containing more complete information regarding the Portfolios, including charges and expenses, may be obtained by calling ING Variable Products Trust at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.

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 ING FUNDS                                                  VPTRSAR063002-081502